UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-07989

                Metropolitan West Funds

(Exact name of registrant as specified in charter)

11766 Wilshire Boulevard, Suite 1580

                                                      Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

Metropolitan West Funds

11766 Wilshire Boulevard, Suite 1580

                                                     Los Angeles, CA 90025

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (310) 966-8900

Date of fiscal year end: March 31

Date of reporting period: June 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 93.59%
ASSET-BACKED SECURITIES — 25.11%**
Aames Mortgage Trust 2002-1 A3 (STEP)
6.90%	06/25/32		$37,695	$34,819
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.22%	07/15/33		5,922	5,761
ABFS Mortgage Loan Trust 2002-3 A (STEP)
4.26%	09/15/33		19,292	19,207
ABFS Mortgage Loan Trust 2002-4 A (STEP)
4.43%	12/15/33		15,630	14,887
Asset Backed Securities Corp. Home Equity 2005-HE6 A2D
2.76%	07/25/35	[2]	4,750,000	4,660,126
Bayview Financial Acquisition Trust 2004-B A1
2.98%	05/28/39	2,3,†	3,351,454	2,848,773
Bayview Financial Acquisition Trust 2005-A A1
2.98%	02/28/40	2,3,†	4,000,000	3,605,819
Bayview Financial Revolving Mortgage Loan Trust 2005-E A1
2.98%	12/28/40	2,3,†	3,900,000	3,237,215
Citicorp Residential Mortgage Securities, Inc. 2006-1 A1 (STEP)
5.96%	07/25/36		997,353	987,068
Citigroup Mortgage Loan Trust, Inc. 2007-WFH2 A3
2.66%	03/25/37	[2]	2,500,000	2,001,952
Citigroup Mortgage Loan Trust, Inc. 2007-WFH4 A2C
3.78%	07/25/37	[2]	1,765,000	1,087,131
Contimortgage Home Equity Trust 1999-3 A6 (STEP)
8.18%	12/25/29		5,161	5,051
Countrywide Asset-Backed Certificates 2003-BC1 M1
3.86%	12/25/32	[2]	496,633	356,879
Countrywide Asset-Backed Certificates 2007-10 2A2
2.60%	06/25/47	[2]	2,975,000	2,511,093
CS First Boston Mortgage Securities Corp. 2001-MH29 A (STEP)
5.60%	09/25/31		168,550	168,249
Deutsche Financial Capital Securitization LLC 1997-I A3
6.75%	09/15/27		279,558	283,536
First Alliance Mortgage Loan Trust 1994-3 A1
7.83%	10/25/25		7,193	6,626
First Franklin Mortgage Loan Asset Backed Certificates 2004-FFA M3A
4.81%	03/25/24	[2]	3,435,007	2,974,383
First Franklin Mortgage Loan Asset Backed Certificates 2005-FF2 A2C
2.79%	03/25/35	[2]	769,995	688,343
GE Capital Mortgage Services, Inc. 1998-HE1 A7
6.47%	06/25/28		1,593	1,591
Green Tree Financial Corp. 1994-1 A5
7.65%	04/15/19		11,783	11,996
Green Tree Financial Corp. 1996-8 A6
7.60%	10/15/27	[2]	31,033	32,146
Green Tree Home Improvement Loan Trust 1995-C B2
7.60%	07/15/20		218,450	158,203
Green Tree Home Improvement Loan Trust 1995-F B2
7.10%	01/15/21		61,890	48,290
GSAMP Trust 2004-FM1 M2
4.58%	11/25/33	[2]	925,743	755,912
GSAMP Trust 2006-S6 A2 (STEP)
5.55%	10/25/36	4,†	2,300,000	874,025
IndyMac Manufactured Housing Contract 1998-2 A4
6.64%	12/25/27	[2]	301,559	290,992
Inman Square Funding Ltd. 2005-2A I
3.18%	10/06/40	2,3,4,†	2,100,405	1,155,222
Irwin Home Equity Corp. 2003-A M2
5.13%	10/25/27	[2]	1,543,035	1,340,463
Ivy Lane CDO Ltd. 2006-1A A1
3.11%	02/05/46	2,3,4,†	1,766,147	865,411
Keystone Owner Trust 1998-P1 M2
7.93%	05/25/25	[3]	24,115	22,979
MASTR Asset Backed Securities Trust 2006-HE4 A1
2.53%	11/25/36	[2]	1,290,456	1,245,730
Mid-State Trust 6 A4
7.79%	07/01/35		55,557	53,304
Morgan Stanley ABS Capital I 2004-NC2 M2
3.68%	12/25/33	[2]	2,496,011	2,045,143
Morgan Stanley ABS Capital I 2007-HE5 A2A
2.59%	03/25/37	[2]	1,164,357	1,083,932
Morgan Stanley ABS Capital I 2007-NC2 A2A
2.59%	02/25/37	[2]	1,261,620	1,238,029
Morgan Stanley IXIS Real Estate Capital Trust 2006-2 A1
2.53%	11/25/36	[2]	1,110,012	1,094,657
Nationstar NIM Trust 2007-B A
8.75%	05/25/37	3,4,†	143,314	21,497
New Century Home Equity Loan Trust 2006-2 A2A
2.55%	08/25/36	[2]	312,944	308,739
Nomura Asset Acceptance Corp. 2006-S2 AIO (IO)
10.00%	04/25/36	[2,3,4]	1,916,667	52,708
Oakwood Mortgage Investors, Inc. 1998-A A4
6.20%	05/15/28		6,849	6,750

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
ASSET-BACKED SECURITIES (continued)
Oakwood Mortgage Investors, Inc. 1998-B A3
6.20%	01/15/15		$10,500	$10,307
Oakwood Mortgage Investors, Inc. 1998-B A4
6.35%	03/15/17		525,670	517,556
Oakwood Mortgage Investors, Inc. 2002-B AIO (IO)
6.00%	05/15/10	4,†	74,375	6,799
Residential Funding Mortgage Securities II, Inc. 1999-HI6 AI7 (STEP)
8.60%	09/25/29		230,042	199,316
Residential Funding Mortgage Securities II, Inc. 2000-HI1 AI7 (STEP)
8.29%	02/25/25		23,451	20,466
Saxon Asset Securities Trust 2002-1 M2
4.28%	11/25/31	[2]	219,977	112,741
Structured Asset Securities Corp. 2007-EQ1 A4
2.73%	03/25/37	[2]	3,000,000	1,993,272
Terwin Mortgage Trust 2004-13AL 2PX (IO)
0.34%	08/25/34	3,4,†	10,374,677	122,518
UCFC Home Equity Loan 1998-D BF1
8.97%	04/15/30	[2]	1,243	806
Vanderbilt Mortgage Finance 1997-B 1A6
7.60%	06/07/25		2,085,000	2,098,235
Wells Fargo Home Equity Trust 2007-1 A1
2.58%	03/25/37	[2]	603,132	596,044

Total Asset-Backed Securities (Cost $51,690,144)				43,882,697

CORPORATES — 6.64%*
Banking — 0.32%
JPMorgan Chase Bank NA
8.75%	11/28/21	[2]	557,000	552,210

Electric — 0.31%
Entergy Gulf States, Inc.
3.08%	12/01/09	[2]	550,000	543,852

Finance — 4.07%
Countrywide Financial Corp. (MTN)
3.02%	03/24/09	[2]	1,370,000	1,315,874
Countrywide Financial Corp. A (MTN)
3.08%	12/19/08	[2]	400,000	391,354
Ford Motor Credit Co. LLC
5.46%	01/13/12	[2]	1,130,000	803,789
GMAC LLC
4.88%	12/01/14	[2]	825,000	533,103
GMAC LLC (MTN)
3.95%	09/23/08	[2]	1,868,000	1,839,724
Lehman Brothers Holdings, Inc. (MTN)
2.53%	11/24/08	[2]	850,000	839,800
Lehman Brothers Holdings, Inc. H (MTN)
0.00%	11/30/10	[2]	883,000	876,378
Merrill Lynch & Co., Inc. (MTN)
4.50%	05/20/09	[2]	520,000	516,688

				7,116,710

Transportation — 1.94%
Air 2 US A
8.03%	10/01/19	[3,5]	260,475	230,520
American Airlines, Inc., AMBAC Assurance Corp. 2003-1
3.86%	07/09/10		1,547,481	1,460,968
Continental Airlines, Inc. 1998-3
6.32%	11/01/08		1,700,000	1,689,375

				3,380,863

Total Corporates (Cost $11,981,617)				11,593,635

BANK LOANS — 1.00%*
Electric — 0.57%
Calpine CCFC I Term Loan
8.80%	08/26/09	[6]	1,000,000	1,005,000

Transportation — 0.43%
Northwest Air Dip
4.48%	05/21/12	[6]	990,000	749,100

Total Bank Loans (Cost $1,995,873)				1,754,100

MORTGAGE-BACKED — 60.84%**
Commercial Mortgage-Backed — 8.84%
Banc of America Mortgage Securities, Inc. 2003-E 2A1
4.61%	06/25/33	[2]	2,026,345	2,032,261
Bayview Commercial Asset Trust 2007-3 A1
2.72%	07/25/37	2,3,†	2,122,173	1,885,139
Deutsche Bank Alternate Loan Trust 2006-AR6 A3
2.57%	02/25/37	[2]	2,165,703	2,090,165
Downey Savings & Loan Association Mortgage Loan Trust 2004-AR3 2A2A
2.85%	07/19/44	[2]	838,117	782,387
JPMorgan Alternative Loan Trust 2007-A2 12A2
2.58%	06/25/37	[2]	1,155,188	1,037,672
JPMorgan Mortgage Trust 2005-A2 9A1
6.13%	04/25/35	[2]	1,110,760	1,022,135
Structured Asset Mortgage Investments, Inc. 2005-AR2 2A1
2.71%	05/25/45	[2]	3,098,907	2,445,981
Structured Asset Mortgage Investments, Inc. 2005-AR6 2A1
2.79%	09/25/45	[2]	2,487,663	1,865,931

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Structured Asset Mortgage Investments, Inc. 2007-AR3 2A1
2.67%	09/25/47	[2]	$3,165,998	$2,272,864

				15,434,535

Non-Agency Mortgage-Backed — 33.97%
Adjustable Rate Mortgage Trust 2005-1 1A1
6.25%	05/25/35	[2]	1,870,711	1,638,252
Alliance Bancorp Trust 2007-OA1 A1
2.72%	07/25/37	[2]	4,628,970	3,288,053
American Home Mortgage Assets 2006-2 2A1
2.67%	09/25/46	[2]	3,354,993	2,508,163
American Home Mortgage Investment Trust 2004-3 3A
4.02%	10/25/34	[2]	1,452,628	1,381,026
Banc of America Funding Corp. 2003-2 1A1
6.50%	06/25/32		82,331	84,152
Banc of America Mortgage Securities, Inc. 2003-A 2A2
6.86%	02/25/33	[2]	11,991	11,956
Chase Mortgage Finance Corp. 2007-A2 2A3
4.24%	07/25/37	[2]	3,064,938	2,997,693
Citigroup Mortgage Loan Trust, Inc. 2003-1 WA2
6.50%	06/25/31		985,160	916,706
Citigroup Mortgage Loan Trust, Inc. 2003-UST1 A1
5.50%	12/25/18		919,956	906,210
Citigroup Mortgage Loan Trust, Inc. 2004-2 2A1
6.50%	08/25/18	[3]	219,796	220,941
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41
5.13%	02/25/34	[2]	549,237	514,078
Countrywide Alternative Loan Trust 2004-J6 2A1
6.50%	11/25/31		671,138	677,102
Countrywide Alternative Loan Trust 2005-14 4X (IO)
3.73%	05/25/35	4,7,†	3,063,183	48,537
Countrywide Alternative Loan Trust 2005-16 A5
2.76%	06/25/35	[2]	951,663	695,499
Countrywide Alternative Loan Trust 2005-27 2A1
4.88%	08/25/35	[2]	1,908,263	1,297,619
Countrywide Alternative Loan Trust 2005-61 2A1
2.76%	12/25/35	[2]	1,571,104	1,176,197
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO)
3.58%	05/20/46	[4]	11,368,060	401,435
CS First Boston Mortgage Securities Corp. 2002-AR31 4A2
5.32%	11/25/32	[2]	200,000	190,663
CS First Boston Mortgage Securities Corp. 2003-AR24 2A4
4.01%	10/25/33	[2]	2,016,878	1,922,891
CS First Boston Mortgage Securities Corp. 2004-1 2A1
6.50%	02/25/34		1,083,585	991,823
Downey Savings & Loan Association Mortgage Loan Trust 2004-AR1 A2A
2.89%	09/19/44	[2]	334,167	283,700
Fifth Third Mortgage Loan Trust 2002-FTB1 5A1
6.71%	11/19/32	[2]	59,272	59,188
First Horizon Asset Securities, Inc. 2002-AR2 2A1
7.00%	12/27/32	[2]	48,652	47,514
First Horizon Asset Securities, Inc. 2003-AR2 1A1
7.50%	07/25/33	[2]	103,053	101,305
GMAC Mortgage Corp. Loan Trust 2003-GH1 A5 (STEP)
5.60%	07/25/34		94,625	89,836
Harborview Mortgage Loan Trust 2004-8 2A4A
2.88%	11/19/34	[2]	1,733,096	1,486,412
Harborview Mortgage Loan Trust 2005-1 X (IO)
2.80%	03/19/35	[4,7]	3,871,105	41,735
Harborview Mortgage Loan Trust 2005-12 X2A (IO)
0.60%	10/19/35	[2,4]	28,635,699	277,408
IndyMac Index Mortgage Loan Trust 2004-AR12 A1
2.87%	12/25/34	[2]	1,335,356	1,102,790
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
3.61%	12/25/34	[4,7]	1,608,190	18,092
IndyMac Index Mortgage Loan Trust 2004-AR6 6A1
5.45%	10/25/34	[2]	942,923	909,049
IndyMac Index Mortgage Loan Trust 2005-AR18 2A1B
3.26%	10/25/36	[2]	1,724,132	1,335,379
MASTR Adjustable Rate Mortgages Trust 2004-1 2A1
7.25%	01/25/34	[2]	82,665	77,139
MASTR Adjustable Rate Mortgages Trust 2004-12 5A1
6.62%	10/25/34	[2]	1,307,959	1,205,925
MASTR Adjustable Rate Mortgages Trust 2004-5 3A1
6.23%	06/25/34	[2]	87,972	75,967

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust 2006-OA2 4A1A
4.64%	12/25/46	[2]	$4,265,976	$2,880,728
MASTR Seasoned Securities Trust 2004-1 4A1
6.79%	10/25/32	[2]	307,994	295,740
MASTR Seasoned Securities Trust 2004-2 A2
6.50%	08/25/32		1,053,899	1,033,113
MASTR Seasoned Securities Trust 2005-1 4A1
5.86%	10/25/32	[2]	768,279	700,022
Merrill Lynch Mortgage Investors, Inc. 2003-A1 2A
4.61%	12/25/32	[2]	814,359	727,240
Residential Accredit Loans, Inc. 2002-QS17 NB1
6.00%	11/25/32		43,739	43,751
Residential Accredit Loans, Inc. 2007-QS8 A10
6.00%	06/25/37		2,663,974	2,582,924
Residential Asset Mortgage Products, Inc. 2003-SL1 A11
7.13%	03/25/16		443,273	450,322
Residential Asset Mortgage Products, Inc. 2004-SL1 A2
8.50%	11/25/31		271,610	283,636
Residential Asset Mortgage Products, Inc. 2004-SL1 A7
7.00%	11/25/31		74,215	76,922
Residential Asset Mortgage Products, Inc. 2004-SL1 A8
6.50%	11/25/31		503,888	516,118
Residential Asset Mortgage Products, Inc. 2005-SL1 A5
6.50%	05/25/32		2,734,182	2,800,580
Residential Asset Securitization Trust 2004-IP2 2A1
5.23%	12/25/34	[2]	794,334	743,646
Residential Asset Securitization Trust 2007-A7 A4
6.00%	07/25/37		3,092,761	2,984,215
Structured Asset Mortgage Investments, Inc. 2005-AR7 1A1
6.14%	12/27/35	[2]	4,216,003	3,631,504
Structured Asset Mortgage Investments, Inc. 2006-AR8 A1A
2.68%	10/25/36	[2]	2,422,586	1,729,406
Structured Asset Securities Corp. 2001-15A 4A1
6.00%	10/25/31	[2]	65,263	64,886
Washington Mutual Alternative Mortgage Pass-Through Certificates 2007-OA3 4A1
4.30%	04/25/47	[2]	3,459,051	2,515,474
Washington Mutual Mortgage Pass-Through Certificates 2002-AR18 A
6.54%	01/25/33	[2]	196,196	189,703
Washington Mutual Mortgage Pass-Through Certificates 2002-AR6 A
4.93%	06/25/42	[2]	205,170	165,862
Washington Mutual Mortgage Pass-Through Certificates 2003-AR6 A1
3.95%	06/25/33	[2]	777,589	756,684
Washington Mutual Mortgage Pass-Through Certificates 2006-AR7 3A1B
4.78%	07/25/46	2,†	4,062,194	3,371,623
Washington Mutual Mortgage Pass-Through Certificates 2007-OA1 XPPP (IO)
1.14%	02/25/47	4,7,†	70,109,326	854,521
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS1 1A
5.00%	02/25/18		476,615	461,031
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A
7.00%	04/25/33		250,498	256,392
Washington Mutual MSC Mortgage Pass-Through Certificates 2004-RA1 2A
7.00%	03/25/34		276,405	268,133

				59,364,611

U.S. Agency Mortgage-Backed — 18.03%
Fannie Mae 1988-12 A
10.00%	02/25/18	[2]	153,804	168,286
Fannie Mae 1993-210 PL
6.50%	04/25/23		9,392	9,375
Fannie Mae 1993-80 S
7.82%	05/25/23	[2]	12,380	11,980
Fannie Mae 1994-55 S
13.60%	12/25/23	[2]	3,548	3,626
Fannie Mae 1997-23 PB
6.63%	01/25/22		48,740	49,758
Fannie Mae 1998-58 PC
6.50%	10/25/28		1,195,681	1,242,317
Fannie Mae 2000-27 AN
6.00%	08/25/30		23,710	24,203
Fannie Mae 2001-42 SB
8.50%	09/25/31	[2]	7,489	7,486
Fannie Mae 2001-68 PV
6.00%	11/25/18		59,476	59,787
Fannie Mae 2003-124 (IO)
5.25%	03/25/31		110,626	11,979
Fannie Mae 2003-124 TS
9.80%	01/25/34	[2]	153,076	158,192
Fannie Mae 2003-37 IG (IO)
5.50%	05/25/32		362,488	49,955
Fannie Mae 2003-85 IE (IO)
5.50%	06/25/29		127,388	12,132

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae 2004-96 MT
7.00%	12/25/34	[2]	$333,370	$311,507
Fannie Mae 2005-47 SL
7.50%	06/25/35	[2]	898,580	843,247
Fannie Mae Pool 111643
6.44%	09/01/20	[2]	31,243	31,177
Fannie Mae Pool 190656
6.50%	02/01/14		279,072	290,701
Fannie Mae Pool 254190
5.50%	02/01/09		356,860	362,874
Fannie Mae Pool 523829
8.00%	11/01/19		354,404	385,400
Fannie Mae Pool 555098
5.10%	11/01/32	[2]	202,345	204,501
Fannie Mae Pool 555177
4.87%	01/01/33	[2]	269,445	275,260
Fannie Mae Pool 555207
7.00%	11/01/17		49,747	51,709
Fannie Mae Pool 555312
6.61%	01/01/33	[2]	596,886	604,892
Fannie Mae Pool 555705
6.14%	07/01/33	[2]	619,809	623,452
Fannie Mae Pool 567002
8.00%	05/01/23		175,169	189,363
Fannie Mae Pool 646884
5.49%	05/01/32	[2]	29,381	29,574
Fannie Mae Pool 647903
4.42%	04/01/27	[2]	65,306	65,571
Fannie Mae Pool 648860
6.50%	05/01/17		1,079,694	1,130,814
Fannie Mae Pool 655127
7.00%	07/01/32		54,310	57,007
Fannie Mae Pool 655133
7.00%	08/01/32		55,939	58,712
Fannie Mae Pool 655151
7.00%	08/01/32		85,131	89,164
Fannie Mae Pool 735207
7.00%	04/01/34		911,020	954,750
Fannie Mae Pool 735686
6.50%	12/01/22		1,346,479	1,391,363
Fannie Mae Pool 735995
5.25%	04/01/35	[2]	1,278,918	1,286,621
Fannie Mae Pool 753630
6.80%	11/01/33	[2]	293,439	298,298
Fannie Mae Pool 754001
7.03%	12/01/33	[2]	860,209	869,772
Fannie Mae Pool 762525
6.50%	11/01/33		237,202	244,276
Fannie Mae Pool 764605
6.19%	01/01/34	[2]	848,007	854,831
Fannie Mae Pool 770900
4.33%	04/01/34	[2]	703,972	709,804
Fannie Mae Pool 771153
5.70%	02/01/34	[2]	1,350,811	1,371,783
Fannie Mae Pool 788986
6.67%	10/01/34	[2]	802,014	791,488
Fannie Mae Pool 805268
6.03%	01/01/35	[2]	687,176	691,380
Fannie Mae Pool 810557
6.40%	02/01/35	[2]	625,534	631,216
Fannie Mae Pool 811267
6.62%	12/01/34	[2]	277,329	280,137
Fannie Mae Pool 908412
6.13%	04/01/37	[2]	1,988,547	2,042,401
Freddie Mac 1214 KA
3.33%	02/15/22	[2]	10,652	10,689
Freddie Mac 1526 L
6.50%	06/15/23		38,982	40,987
Freddie Mac 1625 FC
4.01%	12/15/08	[2]	7,866	7,870
Freddie Mac 1662 L
3.48%	01/15/09	[2]	289	289
Freddie Mac 1695 EA
7.00%	12/15/23		4,614	4,624
Freddie Mac 1702 TJ
7.00%	04/15/13		222,467	226,186
Freddie Mac 2043 CJ
6.50%	04/15/28		89,076	93,539
Freddie Mac 2451 SP
11.50%	05/15/09	[2]	6,228	6,220
Freddie Mac 2527 TI (IO)
6.00%	02/15/32		483,212	72,480
Freddie Mac 2535 LI (IO)
5.50%	08/15/26		2,957	12
Freddie Mac 2561 BX (IO)
5.00%	05/15/17		540,797	55,984
Freddie Mac 2587 IH (IO)
5.00%	08/15/25		803,927	8,652
Freddie Mac 2594 VK
5.00%	02/15/23		504,841	509,101
Freddie Mac 2642 BW (IO)
5.00%	06/15/23		78,268	13,916
Freddie Mac 2657 LX (IO)
6.00%	05/15/18		348,259	44,813
Freddie Mac 2809 HX (IO)
6.00%	10/15/24		19,368	18
Freddie Mac 2856 ST
7.00%	09/15/23	[2]	1,164,510	1,137,918
Freddie Mac 2905 JG
7.00%	09/15/34		573,788	592,325

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac 2906 NX (IO)
3.03%	12/15/34	[2]	$7,285,070	$350,080
Freddie Mac 2971 AB
5.00%	05/15/20		21,211	20,348
Freddie Mac 3202 HS
4.18%	08/15/36	[2]	7,618,682	290,457
Freddie Mac Gold C90237
6.50%	11/01/18		208,488	217,599
Freddie Mac Gold C90474
7.00%	08/01/21		289,840	306,076
Freddie Mac Gold D93410
6.50%	04/01/19		212,589	221,801
Freddie Mac Gold O30092
5.50%	10/01/15		185,338	186,984
Freddie Mac Gold P20295
7.00%	10/01/29		94,996	99,104
Freddie Mac Gold P50214
6.50%	02/01/34	†	422,759	422,497
Freddie Mac Gold P50230
6.50%	04/01/34	†	1,188,104	1,187,367
Freddie Mac Gold P60084
6.00%	03/01/16	†	880,730	871,923
Freddie Mac Non Gold Pool 775554
6.02%	10/01/18	[2]	7,109	7,154
Freddie Mac Non Gold Pool 782824
6.71%	11/01/34	[2]	917,014	920,652
Freddie Mac Non Gold Pool 788498
6.44%	02/01/30	[2]	657,562	663,021
Freddie Mac Non Gold Pool 865369
5.43%	06/01/22	[2]	5,648	5,703
Freddie Mac Non Gold Pool 972112
6.44%	01/01/33	[2]	358,775	362,110
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		345,386	38,813
Ginnie Mae 2003-40 IW (IO)
5.50%	07/20/29		147	—
Ginnie Mae 2003-58 IG (IO)
5.50%	05/17/29		68,133	1,332
Ginnie Mae 2003-95 SB
10.84%	09/17/31	[2]	123,825	127,310
Ginnie Mae 2004-2 FW
3.86%	01/16/34	[2]	333,147	323,446
Ginnie Mae 2004-41 IE (IO)
5.50%	05/20/30		2,500,000	245,148
Ginnie Mae II Pool 80546
5.00%	10/20/31	[2]	60,220	60,498
Ginnie Mae II Pool 80610
6.38%	06/20/32	[2]	784,561	798,092
Ginnie Mae II Pool 80614
5.63%	07/20/32	[2]	95,963	96,904
Ginnie Mae II Pool 80687
6.50%	04/20/33	[2]	461,100	470,015
Ginnie Mae II Pool 81018
5.63%	08/20/34	[2]	308,293	311,435
Ginnie Mae II Pool 8339
5.13%	12/20/23	[2]	102,401	102,813
Ginnie Mae II Pool 8684
5.63%	08/20/25	[2]	141,013	142,558

				31,508,984

Total Mortgage-Backed (Cost $116,711,923)				106,308,130

Total Bonds – 93.59% (Cost $182,379,557)				163,538,562

			Shares/
	Maturity		Principal
Issues	Date		Amount	Value
SHORT TERM INVESTMENTS — 14.53%
Commercial Paper — 5.17%
Bank of America Corp.
2.26%[8]	07/18/08		$1,925,000	$1,922,955
BNP Paribas Finance, Inc.
2.38%[8]	07/02/08		2,040,000	2,039,865
Citigroup Funding Corp.
2.43%[8]	07/25/08		1,900,000	1,896,935
Merrill Lynch & Co., Inc.
2.62%[8]	07/16/08		1,270,000	1,268,613
Rabobank USA Finance Corp.
2.36%[8]	07/24/08		1,905,000	1,902,128

				9,030,496

Money Market Fund — 0.12%
Goldman Sachs Group, Inc. (The), 2.35%			215,000	215,000

U.S. Agency Discount Notes — 9.24%
Fannie Mae
2.01%[8]	07/21/08		615,000	614,301
2.12%[8]	07/21/08		339,000	338,603
2.13%[8]	07/21/08		329,000	328,613
2.16%[8]	07/21/08		382,000	381,544
2.18%[8]	07/30/08		1,870,000	1,866,731
2.41%[8]	09/17/08	[9]	129,000	128,353
2.44%[8]	09/17/08		6,000,000	5,969,904
Federal Home Loan Bank
2.08%[8]	07/21/08		898,000	896,967
2.15%[8]	07/21/08		282,000	281,663
Freddie Mac
2.06%[8]	07/21/08		3,726,000	3,721,767

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

		Shares/
	Maturity	Principal
Issues	Date	Amount	Value
SHORT TERM INVESTMENTS (continued)
U.S. Agency Discount Notes (continued)
2.24%[8]	07/23/08	$1,625,000	$1,622,776

			16,151,222

Total Short Term Investments (Cost $25,395,233)			25,396,718

Total Investments – 108.12% (Cost $207,774,790)[1]			188,935,280

Liabilities in Excess of Other Assets – (8.12)%			(14,184,895)

Net Assets – 100.00%			$174,750,385

			Unrealized
			Appreciation/
Contracts			(Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS
7 Euro Dollar Ninety Day, September 2008			$(21,420)
7 Euro Dollar Ninety Day, December 2008			(16,870)
10 Euro Dollar Ninety Day, June 2009			35,911
10 Euro Dollar Ninety Day, September 2009			37,150
10 Euro Dollar Ninety Day, December 2009			38,025
23 U.S. Treasury Two Year Note, September 2008			(4,045)

Net unrealized appreciation			$68,751

		Notional
	Expiration	Amount
Issues	Date	(000’s)	Value
SWAPS: INTEREST RATE
The Fund pays a fixed rate equal to 4.65% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.	05/18/17	$3,600	$181,720

The Fund pays a fixed rate equal to 4.52% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.	05/24/17	1,350	79,728

The Fund pays a fixed rate equal to 5.03% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Merrill Lynch & Co., Inc.	10/16/17	680	5,669

The Fund pays a fixed rate equal to 5.05% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.	10/16/17	670	15,550

The Fund pays a fixed rate equal to 5.00% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Merrill Lynch & Co., Inc.	10/18/17	680	7,052

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.25% quarterly. Counterparty: Barclays Capital, Inc.	01/30/22	2,000	(17,270)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.75% quarterly. Counterparty: JPMorgan Chase & Co.	03/26/22	1,790	(106,895)

The Fund pays a floating rate based on 3 month USD Libor and the Fund receives from the counterparty a fixed rate equal to 7.16% quarterly. Counterparty: Lehman Brothers Holdings, Inc.	05/25/22	1,000	(9,779)

The Fund pays a floating rate based on 3 month USD Libor and the Fund receives from the counterparty a fixed rate equal to 7.88% quarterly. Counterparty: Lehman Brothers Holdings, Inc.	06/04/22	1,000	(50,293)

			$105,482

SWAPS: CREDIT DEFAULT (PURCHASED)
The Fund pays a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Goldman Sachs Group, Inc. 6.60%, due 01/15/12. Counterparty: JPMorgan Chase & Co.	12/20/12	900	21,465

The Fund pays a fixed rate equal to 0.91% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley 6.60%, due 04/01/12. Counterparty: JPMorgan Chase & Co.	12/20/12	880	42,003

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (PURCHASED) (continued)
The Fund pays a fixed rate equal to 1.16% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lehman Brothers Holdings 6.625%, due 01/18/12. Counterparty: Barclays Capital, Inc.	12/20/14	$850	$59,236

			$122,704

SWAPS: CREDIT DEFAULT (WRITTEN)
The Fund receives a fixed rate equal to 1.60% and the Fund will pay to the counterparty at par including interest accrued in the event of default of Wachovia Corp. 3.625%, due 02/17/09. Counterparty: CS First Boston	03/20/09	1,000	(1,074)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Lehman Brothers Holdings, Inc.	08/25/37	2,500	(1,269,018)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Lehman Brothers Holdings, Inc.	08/25/37	1,750	(888,313)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Lehman Brothers Holdings, Inc.	08/25/37	1,000	(507,612)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	500	(270,231)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.	01/25/38	4,550	(2,458,899)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	1,930	(1,043,006)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	250	(135,295)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	265	(235,220)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	800	(432,334)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	265	(235,220)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	265	(235,220)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	265	(235,220)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: Lehman Brothers Holdings, Inc.	05/25/46	3,000	(2,384,475)

			$(10,331,137)

Notes:

[1]	Cost for financial reporting purposes is $207,774,790 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$551,701
Gross unrealized depreciation	(19,391,211)

Net unrealized (depreciation)	$(18,839,510)

[2]	Floating rate security. The rate disclosed is that in effect at June 30, 2008.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2008 was $ 14,268,742 representing 8.17% of total net assets.

[4]	Illiquid security.
[5]	Expected maturity date.
[6]	Non- Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of		Amortized		% of
Purchase	Security	Cost	Value	TNA
05/09/08	Calpine CCFC I Term Loan, 8.80%, 08/26/09	$1,005,873	$1,005,000	0.57%
08/21/06	Northwest Air Dip, 4.48%, 05/21/12	990,000	749,100	0.43%

		$1,995,873	$1,754,100	1.00%

[7]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2008.
[8]	Represents annualized yield at date of purchase.
[9]	Securities, or a portion thereof, pledged as collateral for futures, written options and reverse repurchase agreements.
†

Fair valued security. The aggregate value of fair valued securities is $ 21,378,886 which is 12.23% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees.

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(IO): Interest only

(DIP): Defaulted interest payment

(MTN): Medium term note

(STEP): Step coupon bond

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 95.68%
ASSET-BACKED SECURITIES — 22.24%**
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.22%	07/15/33		$120,252	$116,971
Accredited Mortgage Loan Trust 2007-1 A1
2.53%	02/25/37	[2]	5,247,519	5,138,524
Amresco Residential Securities Mortgage Loan Trust 1998-2 B1F
7.72%	06/25/28	[2,3]	23,925	6,456
Bayview Financial Acquisition Trust 2005-A A1
2.98%	02/28/40	2,4,†	12,500,000	11,268,184
Bayview Financial Acquisition Trust 2006-B 2A2
2.68%	04/28/36	[2]	7,370,436	7,174,144
Bayview Financial Revolving Mortgage Loan Trust 2005-E A1
2.98%	12/28/40	2,4,†	14,000,000	11,620,770
Bear Stearns Asset Backed Securities Trust 2000-2 M2 (STEP)
8.28%	08/25/30		5,847,772	5,643,331
Bear Stearns Asset Backed Securities Trust 2007-2 A1
2.67%	01/25/47	[2]	2,727,983	2,632,098
Bear Stearns Asset Backed Securities Trust 2007-HE1 1A1
2.60%	02/25/37	[2]	3,249,503	2,980,912
Bear Stearns Asset Backed Securities Trust 2007-HE1 21A1
2.54%	01/25/37	[2]	4,222,672	4,033,267
Bear Stearns Asset Backed Securities Trust 2007-HE3 1A1
2.60%	04/25/37	[2]	1,813,756	1,771,453
Bear Stearns Asset Backed Securities Trust 2007-HE5 1A2
2.66%	06/25/47	[2]	5,200,000	4,685,782
Carrington Mortgage Loan Trust 2004-NC2 M1
3.17%	08/25/34	[2]	218,633	180,827
Castle Trust 2003-1AW A1
3.22%	05/15/27	2,4,†	3,628,973	3,302,476
Chase Funding Mortgage Loan Asset-Backed Certificates 2001-4 1A6
6.24%	01/25/13	[2]	6,639,277	6,347,931
Chase Funding Mortgage Loan Asset-Backed Certificates 2002-2 2M1
3.38%	02/25/32	[2]	815,624	690,818
Citicorp Residential Mortgage Securities, Inc. 2006-1 A1 (STEP)
5.96%	07/25/36		7,176,605	7,102,600
Citigroup Mortgage Loan Trust, Inc. 2007-WFH4 M1
4.13%	07/25/37	2,†	8,432,000	2,698,285
Conseco Finance 2001-D A5
6.69%	11/15/32	[2]	699,649	689,626
Countrywide Asset-Backed Certificates 2007-1 2A1
2.53%	07/25/37	[2]	5,330,129	5,144,241
Credit-Based Asset Servicing and Securitization LLC 2006-CB1 AF2 (STEP)
5.24%	01/25/36		7,235,333	6,973,870
Credit-Based Asset Servicing and Securitization LLC 2006-CB9 A4
2.71%	11/25/36	[2]	6,000,000	3,672,509
Credit-Based Asset Servicing and Securitization LLC 2007-CB2 A2A (STEP)
5.89%	02/25/37		8,351,548	8,133,623
Credit-Based Asset Servicing and Securitization LLC 2007-CB2 A2B (STEP)
5.51%	02/25/37		20,580,000	19,167,132
Credit-Based Asset Servicing and Securitization LLC 2007-CB5 A1
2.54%	04/25/37	[2]	8,816,821	8,475,549
First Alliance Mortgage Loan Trust 1994-3 A1
7.83%	10/25/25		2,158	1,988
First Franklin Mortgage Loan Asset Backed Certificates 2005-FFA M2 (STEP)
5.48%	03/25/25		9,245,000	5,897,004
First Union Home Equity Loan Trust 1997-3 B
7.39%	03/25/29	†	70,360	10,554
Genesis Funding Ltd. 2006-1A G1
2.72%	12/19/32	2,4,†	8,650,000	6,638,969
GMAC Commercial Mortgage Securities, Inc. 1999-C1 A2
6.18%	05/15/33	[2]	8,871,793	8,910,416
GMAC Mortgage Corp. Loan Trust 2000-HE2 A1
2.92%	06/25/30	[2]	4,119,232	2,791,073
Green Tree Financial Corp. 1994-1 A5
7.65%	04/15/19		695,200	707,762
Green Tree Financial Corp. 1995-10 A6
7.05%	01/15/27		155,390	156,208
Green Tree Home Improvement Loan Trust 1997-E HEB1
7.53%	01/15/29		5,695,567	5,428,780
Green Tree Recreational Equipment & Consumer Trust 1996-D Certificates
7.24%	12/15/22		327,442	268,498
GSAA Trust 2006-9 A4A
2.72%	06/25/36	[2]	13,500,000	6,764,202
GSAMP Trust 2006-S6 A2 (STEP)
5.55%	10/25/36	3,†	2,228,000	846,664
GSR Mortgage Loan Trust 2005-HEL1 M2
3.21%	11/25/30	[2,3]	7,085,000	113,331
HFC Home Equity Loan Trust 2005-3 M1
2.90%	01/20/35	[2]	5,443,999	4,559,539
Home Equity Asset Trust 2007-3 2A2
2.66%	08/25/37	[2]	5,635,000	4,799,484

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Home Equity Mortgage Trust 2006-1 A1B
2.61%	05/25/36	[2]	$1,977,669	$1,503,012
Ivy Lane CDO Ltd. 2006-1A A1
3.11%	02/05/46	2,3,4,†	8,904,326	4,363,116
JPMorgan Mortgage Acquisition Corp. 2006-WMC4 A4
2.63%	12/25/36	[2]	20,000,000	10,883,624
JPMorgan Mortgage Acquisition Corp. 2007-CH1 AF2 (STEP)
5.45%	11/25/36		12,415,000	11,692,319
JPMorgan Mortgage Acquisition Corp. 2007-CH2 AF2 (STEP)
5.48%	01/25/37		15,300,000	14,754,590
JPMorgan Mortgage Acquisition Corp. 2007-HE1 AV1
2.54%	04/01/37	[2]	12,717,588	12,034,275
Lehman ABS Manufactured Housing Contract 2001-B AIOC (IO)
0.55%	05/15/41	2,3,†	462,627,903	8,106,195
Lehman XS Trust 2006-12N A1A1
2.56%	08/25/46	[2]	1,203,713	1,184,714
Lehman XS Trust 2006-GP1 A4A
2.81%	05/25/46	[2,3]	12,230,617	5,285,433
Long Beach Asset Holdings Corp. 2006-8 N1
6.05%	10/25/46	3,4,†	3,829,304	76,627
Long Beach Asset Holdings Corp. 2006-9 N1
6.25%	10/25/46	3,4,†	2,612,542	49,928
MASTR Asset Backed Securities Trust 2007-HE1 A1
2.56%	05/25/37	[2]	7,287,707	7,033,481
MASTR Asset Backed Securities Trust 2007-HE1 A2
2.63%	05/25/37	[2]	6,260,000	5,618,153
Merrill Lynch First Franklin Mortgage Loan Trust 2007-1 A2A
2.60%	04/25/37	[2]	4,903,066	4,768,649
Merrill Lynch First Franklin Mortgage Loan Trust 2007-3 A2C
2.66%	06/25/37	[2]	19,057,200	12,372,296
Merrill Lynch Mortgage Investors, Inc. 2006-WMC1 A2B
2.62%	01/25/37	[2]	1,430,979	1,422,571
Mid-State Trust 2004-1 B
8.90%	08/15/37		1,074,576	1,034,943
Morgan Stanley ABS Capital I 2004-NC2 M2
3.68%	12/25/33	[2]	549,123	449,932
Morgan Stanley ABS Capital I 2007-HE7 M2
4.48%	07/25/37	2,†	3,525,000	1,586,270
Morgan Stanley Mortgage Loan Trust 2007-10XS A18
6.00%	07/25/47	[2]	22,270,937	20,172,592
Nationstar Home Equity Loan Trust 2007-A AV1
2.54%	03/25/37	[2]	6,301,057	5,964,347
Nationstar Home Equity Loan Trust 2007-C 2AV3
2.66%	06/25/37	[2]	7,057,200	4,786,765
Nomura Asset Acceptance Corp. 2006-S1 A1
2.62%	01/25/36	[2,4]	1,326,853	1,244,439
Oakwood Mortgage Investors, Inc. 2002-B A1
2.70%	05/15/13	[2]	406,075	324,663
Oakwood Mortgage Investors, Inc. 2002-B A2
5.19%	09/15/19	[2]	266,040	235,713
Oakwood Mortgage Investors, Inc. 2002-B AIO (IO)
6.00%	05/15/10	3,†	10,937,500	999,904
Option One Mortgage Loan Trust 2007-4 2A4
2.79%	04/25/37	[2]	13,734,000	6,821,939
Pegasus Aviation Lease Securitization 2000-1 B1
8.08%	03/25/30	3,4,5,†	8,806,150	2,748
Resmae Mortgage Loan Trust 2006-1 A1B
2.75%	02/25/36	[2,4]	3,219,668	2,727,097
Saxon Asset Securities Trust 2007-2 A2A
2.58%	05/25/47	[2]	15,200,940	14,709,680
Securitized Asset Backed Receivables LLC Trust 2007-BR5 A2A
2.61%	05/25/37	[2]	18,852,529	17,385,576
SG Mortgage Securities Trust 2006-FRE1 A1B
2.75%	02/25/36	[2]	2,582,038	2,357,121
Soundview Home Equity Loan Trust 2006-OPT1 2A4
2.75%	03/25/36	[2]	7,300,000	4,925,349
Soundview Home Equity Loan Trust 2006-WF2 M8
4.83%	12/25/36	[2]	1,500,000	138,989
Structured Asset Investment Loan Trust 2005-HE1 B1
4.98%	07/25/35	2,†	1,809,793	68,782
Structured Asset Receivables Trust 2003-1
4.43%	01/21/10	4,†	2,960,147	2,915,808
Structured Asset Receivables Trust 2003-2
4.33%	01/21/09	4,†	572,560	563,922
Terwin Mortgage Trust 2004-7HE A1
3.03%	07/25/34	[2,4]	142,962	127,098
Terwin Mortgage Trust 2005-13SL A1B
4.75%	12/25/36	2,4,†	12,100,000	3,636,047
Terwin Mortgage Trust 2005-9HGS A1
4.00%	08/25/35	[2,4]	1,019,287	931,415
Terwin Mortgage Trust 2006-2HGS A2
4.50%	03/25/37	[2,4]	8,200,000	1,036,031

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Terwin Mortgage Trust 2006-4SL A2
4.50%	05/25/37	2,3,4,†	$12,500,000	$5,500,623
Terwin Mortgage Trust 2006-6 1A2
4.75%	07/25/37	2,3,†	15,000,000	9,825,755
Terwin Mortgage Trust 2006-8 1A2
5.00%	08/25/37	[2,3,4]	3,000,000	452,478
Terwin Mortgage Trust 2007-9SL A1
4.98%	06/25/38	2,4,†	12,964,937	10,242,621
Vertical CDO Ltd. 2007-1A A1J
3.20%	04/10/47	2,3,4,†	5,500,000	54,997
Wells Fargo Home Equity Trust 2007-1 A1
2.58%	03/25/37	[2]	847,542	837,582
Wells Fargo Home Equity Trust 2007-2 A1
2.57%	04/25/37	[2]	1,739,848	1,705,917

Total Asset-Backed Securities (Cost $502,787,306)				402,461,977

CORPORATES — 26.17%*
Banking — 4.19%
Bank of America Corp.
5.65%	05/01/18		300,000	280,591
Bank of America Corp. (MTN)
4.90%	05/01/13		3,250,000	3,139,750
BankAmerica Institutional A
8.07%	12/31/26	[4]	5,250,000	5,282,072
Banponce Trust I A
8.33%	02/01/27		7,400,000	7,064,832
Chase Capital II B
3.37%	02/01/27	[2]	6,455,000	4,989,102
Credit Suisse/New York
5.00%	05/15/13		11,000,000	10,716,211
Deutsche Bank AG/London
4.88%	05/20/13		7,600,000	7,484,199
JPMorgan Chase & Co.
4.75%	05/01/13		10,000,000	9,728,940
JPMorgan Chase & Co. C (MTN)
0.00%	07/23/13	[2]	1,500,000	1,317,900
JPMorgan Chase Bank NA
8.75%	11/28/21	[2]	2,084,000	2,066,078
JPMorgan Chase Capital XIII M
3.75%	09/30/34	[2]	1,541,000	1,204,125
National Australia Bank Ltd.
5.35%	06/12/13	[4]	3,500,000	3,516,526
National Australia Bank Ltd. A
8.60%	05/19/10		9,250,000	9,903,078
Nationsbank Capital Trust III
3.26%	01/15/27	[2]	7,650,000	6,014,453
NB Capital Trust II
7.83%	12/15/26		3,200,000	3,116,864

				75,824,721

Basic Industry — 0.04%
Freeport-McMoRan Copper & Gold, Inc.
5.88%	04/01/15	[2]	150,000	151,666
Massey Energy Co.
6.88%	12/15/13		375,000	367,500
Mosaic Co. (The)
7.38%	12/01/14	[4]	250,000	262,500

				781,666

Communications — 0.60%
Cincinnati Bell, Inc.
7.25%	07/15/13		225,000	220,500
Citizens Communications Co.
6.63%	03/15/15		125,000	112,188
Comcast Corp.
3.01%	07/14/09	[2]	1,380,000	1,354,098
CSC Holdings, Inc. B
7.63%	04/01/11		375,000	370,312
Dex Media West LLC/Dex Media Finance Co. B
8.50%	08/15/10		800,000	794,000
Hawaiian Telcom Communications, Inc. B
9.75%	05/01/13		250,000	100,000
Idearc, Inc.
8.00%	11/15/16		300,000	190,125
Level 3 Financing, Inc.
8.75%	02/15/17		275,000	237,875
Mediacom LLC/Mediacom Capital Corp.
9.50%	01/15/13		250,000	236,875
Qwest Corp.
5.63%	11/15/08		500,000	501,250
Rural Cellular Corp.
8.25%	03/15/12		410,000	422,300
Sprint Nextel Corp.
6.00%	12/01/16		350,000	301,475
Viacom, Inc.
3.13%	06/16/09	[2]	5,150,000	5,096,857
Videotron Ltd.
9.13%	04/15/18	[4]	150,000	157,500
Windstream Corp.
8.13%	08/01/13		650,000	651,625
8.63%	08/01/16		150,000	150,375

				10,897,355

Consumer Products — 0.23%
SABMiller PLC
3.09%	07/01/09	[2,4]	4,000,000	4,010,748
Visant Holding Corp.
8.75%	12/01/13		200,000	197,000

				4,207,748

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric — 2.78%
Appalachian Power Co.
6.60%	05/01/09		$3,000,000	$3,051,236
Aquila, Inc.
9.95%	02/01/11		2,500,000	2,581,795
Calpine Construction Finance Co., LP
11.50%	08/26/11	[2,4]	2,750,000	2,942,500
Cedar Brakes I LLC
8.50%	02/15/14	[4]	2,458,748	2,626,341
Cedar Brakes II LLC
9.88%	09/01/13	[4]	9,100,505	10,020,202
Entergy Gulf States, Inc.
3.43%	12/08/08	[2,4]	2,719,000	2,717,529
Entergy Louisiana LLC
5.83%	11/01/10		1,440,000	1,432,980
Ipalco Enterprises, Inc.
7.25%	04/01/16	[4]	145,000	143,550
Midwest Generation LLC
8.30%	07/02/09		2,299,000	2,316,242
Mirant Mid Atlantic LLC A
8.63%	06/30/12		5,710,606	6,024,690
Power Contract Financing LLC
6.26%	02/01/10	[4]	4,274,660	4,325,896
Power Receivables Finance LLC
6.29%	01/01/12	[4]	1,584,142	1,621,908
6.29%	01/01/12		1,662,787	1,702,428
Reliant Energy, Inc.
6.75%	12/15/14		500,000	512,500
SWEPCO Capital Trust I
5.25%	10/01/43	[2]	1,500,000	1,474,548
TECO Energy, Inc.
4.87%	05/01/10	[2]	1,715,000	1,719,288
W3A Funding Corp.
8.09%	01/02/17		5,180,013	5,052,512

				50,266,145

Energy — 0.45%
AES Corp. (The)
8.75%	05/15/13	[4]	219,000	228,308
Allis-Chalmers Energy, Inc.
9.00%	01/15/14		250,000	243,125
Chesapeake Energy Corp.
7.00%	08/15/14		250,000	246,250
Comstock Resources, Inc.
6.88%	03/01/12		150,000	148,125
Corral Finans AB (PIK)
4.21%	04/15/10	[4]	259,088	227,997
Griffin Coal Mining Co. Ltd. (The)
9.50%	12/01/16	[4]	250,000	200,000
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%	11/01/15	[4]	200,000	193,000
Mirant Americas Generation LLC
8.30%	05/01/11		300,000	311,250
Newfield Exploration Co.
7.13%	05/15/18		175,000	166,688
NRG Energy, Inc.
7.38%	01/15/17		400,000	379,000
OPTI Canada, Inc.
7.88%	12/15/14		250,000	248,125
Pride International, Inc.
7.38%	07/15/14		125,000	125,312
Sempra Energy Employee Stock Ownership Plan & Trust
5.78%	11/01/14	4,†	5,000,000	5,050,000
Sonat, Inc.
7.63%	07/15/11		350,000	355,064

				8,122,244

Finance — 10.21%
Bear Stearns Cos., Inc. (The) (MTN)
2.73%	02/23/10	[2]	2,725,000	2,673,454
2.77%	08/21/09	[2]	4,027,000	3,975,257
2.98%	07/16/09	[2]	7,900,000	7,813,328
Citigroup, Inc.
4.13%	02/22/10		10,530,000	10,387,539
5.30%	10/17/12		6,881,000	6,718,388
5.50%	04/11/13		11,000,000	10,746,846
Countrywide Financial Corp. (MTN)
2.87%	01/05/09	[2]	6,245,000	6,093,613
3.02%	03/24/09	[2]	8,572,000	8,233,337
Countrywide Financial Corp. A (MTN)
3.08%	12/19/08	[2]	4,968,000	4,860,617
Countrywide Home Loans, Inc. (MTN)
4.13%	09/15/09		2,000,000	1,910,574
Credit Suisse Guernsey Ltd. 1
3.37%	05/29/49	[2]	8,000,000	5,955,840
Ford Motor Credit Co. LLC
4.28%	01/15/10	[2]	4,070,000	3,584,636
5.46%	01/13/12	[2]	20,160,000	14,340,171
7.16%	04/15/12	[2]	1,750,000	1,640,478
General Electric Capital Corp.
4.80%	05/01/13		10,000,000	9,807,090
GMAC LLC
4.88%	12/01/14	[2]	14,598,000	9,433,023
6.63%	05/15/12		2,000,000	1,373,096
GMAC LLC (MTN)
3.95%	09/23/08	[2]	5,000,000	4,924,315
Lehman Brothers Holdings, Inc. (MTN)
0.00%	06/20/16	[2]	4,835,000	4,428,860
2.85%	12/23/08	[2]	1,500,000	1,471,455
8.92%	02/16/17	[2]	4,198,000	3,210,630
11.00%	11/07/16	[2]	6,776,000	5,555,642

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
MBNA Capital A
8.28%	12/01/26		$924,000	$961,457
MBNA Capital B
3.67%	02/01/27	[2]	2,721,000	2,177,488
Meridian Funding Co. LLC
2.93%	10/06/08	[2,4]	491,643	468,004
Merrill Lynch & Co., Inc. (MTN)
2.96%	10/23/08	[2]	975,000	969,314
4.50%	05/20/09	[2]	9,355,000	9,295,409
9.57%	06/06/17	[2]	5,184,000	4,795,200
Merrill Lynch & Co., Inc. C (MTN)
3.03%	02/06/09	[2]	5,670,000	5,601,307
Pemex Finance Ltd.
8.88%	11/15/10	†	4,889,333	5,181,960
9.69%	08/15/09	†	1,498,750	1,550,832
Toyota Motor Credit Corp. (MTN)
8.00%	10/24/13	[2]	11,612,000	11,015,143
Wachovia Corp. (MTN)
5.50%	05/01/13		5,633,867	5,397,786
Westfield Capital Corp. Ltd.
4.38%	11/15/10	[4]	5,690,000	5,517,885
Woodbourne Capital Trust I
3.55%	04/08/49	[2,3,4]	1,000,000	650,000
Woodbourne Capital Trust II
3.56%	04/08/49	[2,3,4]	1,000,000	650,000
Woodbourne Capital Trust III
3.56%	04/08/49	[2,3,4]	1,000,000	650,000
Woodbourne Capital Trust IV
3.56%	04/08/49	[2,3,4]	1,000,000	650,000

				184,669,974

Health Care — 0.51%
Cardinal Health, Inc.
3.05%	10/02/09	[2]	1,827,000	1,794,828
Community Health Systems, Inc.
8.88%	07/15/15		250,000	252,812
UnitedHealth Group, Inc.
4.88%	02/15/13		7,348,000	7,117,457

				9,165,097

Insurance — 0.53%
Farmers Insurance Exchange
6.00%	08/01/14	[4]	1,900,000	1,910,771
Metropolitan Life Global Funding I
5.13%	04/10/13	[4]	7,780,000	7,668,871

				9,579,642

Real Estate Investment Trust (REIT) — 4.13%
Camden Property Trust
4.38%	01/15/10		2,068,000	2,016,310
CPG Partners LP
3.50%	03/15/09		400,000	395,325
8.25%	02/01/11		4,640,000	4,948,504
Duke Realty LP
5.63%	08/15/11		8,550,000	8,306,316
6.25%	05/15/13		9,000,000	8,836,281
First Industrial LP
5.25%	06/15/09		4,080,000	4,049,890
HCP, Inc.
6.45%	06/25/12		4,000,000	3,870,466
HCP, Inc. (MTN)
3.23%	09/15/08	[2]	10,605,000	10,550,915
Kimco Realty Corp. (MTN)
3.95%	08/05/08		1,650,000	1,649,422
Reckson Operating Partnership LP
7.75%	03/15/09		7,750,000	7,668,788
Rouse Co. LP (The)
3.63%	03/15/09		6,655,000	6,435,891
Shurgard Storage Centers LLC
7.75%	02/22/11		1,500,000	1,594,662
Simon Property Group LP
3.75%	01/30/09		2,360,000	2,356,672
7.00%	07/15/09		3,658,000	3,684,956
7.13%	02/09/09		4,280,000	4,343,140
Weingarten Realty Investors A (MTN)
8.25%	01/22/10		3,800,000	3,971,388

				74,678,926

Secured Assets — 0.26%
Ingress I Ltd. B-A
7.38%	03/30/40	4,†	5,490,000	4,762,602

Services — 0.05%
Mobile Mini, Inc.
6.88%	05/01/15		375,000	324,375
United Rentals North America, Inc.
6.50%	02/15/12		425,000	384,625
7.00%	02/15/14		125,000	97,500

				806,500

Transportation — 2.19%
Air 2 US A
8.03%	10/01/19	[4,6]	1,744,749	1,544,103
American Airlines, Inc. 1999-1 A2
7.02%	10/15/09		1,375,000	1,340,625
American Airlines, Inc., AMBAC Assurance Corp. 2003-1
3.86%	07/09/10		6,189,923	5,843,871
Continental Airlines, Inc. 1997-1 A
7.46%	04/01/15	[6]	1,739,742	1,539,672
Continental Airlines, Inc. 1999-2
7.06%	09/15/09		8,500,000	8,266,250

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Delta Air Lines, Inc. 2000-1 A1
7.38%	05/18/10	[6]	$3,663,893	$3,535,656
Delta Air Lines, Inc. 2001-1 A1
6.62%	03/18/11	[6]	6,549,511	6,320,278
Delta Air Lines, Inc. 2001-1 A2
7.11%	09/18/11	[6]	7,861,000	7,271,425
Northwest Airlines, Inc. 2001 1A-2
6.84%	04/01/11		1,500,000	1,383,750
United Air Lines, Inc. 2001-1
6.20%	09/01/08	[6]	2,320,290	2,314,489
6.60%	09/01/13		279,824	277,026

				39,637,145

Total Corporates (Cost $493,650,063)				473,399,765

BANK LOANS — 1.47%*
Automotive — 0.01%
Metaldyne Corp.
0.00%	01/11/14		250,000	167,500

Communications — 0.15%
Cebridge 2nd Lien (PIK)
8.87%	05/05/14	[7]	2,482,486	2,200,103
Charter Communications, Inc. Term Loan 3rd Lien
5.30%	09/06/14	[7]	500,000	417,500
Univision Communications, Inc. 1st Lien Strip
5.12%	03/15/14	[7]	125,000	103,203

				2,720,806

Electric — 0.34%
Calpine CCFC I Term Loan
8.80%	08/26/09	[7]	5,350,000	5,376,750
TPF Generation Holdings LLC 2nd Lien
7.05%	12/15/14	[7]	250,000	227,292
TXU Energy Term Loan B3
6.26%	10/10/14		496,250	460,039

				6,064,081

Health Care — 0.52%
Carestream Health, Inc. Term Loan
8.01%	10/30/13	[7]	500,000	358,334
HCA Term Loan A
4.80%	11/18/12	[7]	9,704,122	9,104,145

				9,462,479

Insurance — 0.01%
Asurion Corp. Term Loan
5.78%	07/13/14	[7]	250,000	232,917

Materials — 0.02%
Lyondell Basell Industries
7.00%	12/20/14		349,125	305,484

Services — 0.04%
Cengage Learning Term Loan B
4.98%	07/09/14	[7]	744,375	677,940

Transportation — 0.38%
Delta Air Lines, Inc. Term Loan 1st Lien
4.90%	05/01/12	[7]	1,485,000	1,232,550
Northwest Air Dip
4.48%	05/21/12	[7]	6,940,000	5,251,269
Swift Transportation Co., Inc. Term Loan
6.13%	05/06/14	[7]	220,930	178,125
United Air Lines, Inc.
4.78%	02/01/14	[7]	356,111	267,677

				6,929,621

Total Bank Loans (Cost $29,379,264)				26,560,828

MORTGAGE-BACKED — 45.80%**
Commercial Mortgage-Backed — 6.11%
Banc of America Commercial Mortgage, Inc. 2004-5 A2
4.18%	11/10/41		14,572,581	14,489,631
Bayview Commercial Asset Trust 2006-3A A1
2.73%	10/25/36	2,4,†	6,039,311	4,952,268
Bear Stearns Adjustable Rate Mortgage Trust 2005-4 2A3
4.45%	08/25/35	[2]	19,000,000	18,498,195
CS First Boston Mortgage Securities Corp. 2004-C2 A1
3.82%	05/15/36		8,529,203	8,263,945
CS First Boston Mortgage Securities Corp. 2004-C5 A2
4.18%	11/15/37		5,800,000	5,755,560
CS First Boston Mortgage Securities Corp. 2005-C4 A2
5.02%	08/15/38		16,265,000	16,221,280
Harborview Mortgage Loan Trust 2007-2 2A1A
2.64%	05/25/38	[2]	20,826,125	14,633,027
LB-UBS Commercial Mortgage Trust 2000-C4 A2
7.37%	08/15/26		11,848,674	12,298,228
Morgan Stanley Dean Witter Capital I 2000-LIFE A2
7.57%	11/15/36	[2]	14,916,733	15,358,977

				110,471,111

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed — 20.96%
Adjustable Rate Mortgage Trust 2005-1 1A1
6.25%	05/25/35	[2]	$15,877,657	$13,904,666
American Home Mortgage Assets 2007-2 A1
2.61%	03/25/47	[2]	25,064,931	18,736,663
American Home Mortgage Assets 2007-4 A2
2.67%	08/25/37	2,†	22,400,000	19,040,385
American Home Mortgage Investment Trust 2004-2 2A
4.50%	02/25/44	[2]	19,242,751	17,031,553
Banc of America Funding Corp. 2007-5 3A1
6.00%	07/25/37		13,284,418	12,885,617
Banc of America Mortgage Securities, Inc. 2005-2 1A6
5.50%	03/25/35		19,076,188	18,024,379
Banco de Credito Y Securitizacion SA 2001-1 AF
8.00%	05/31/10	3,4,†	1,370,147	370,089
Bear Stearns Mortgage Funding Trust 2006-AR3 2A1
2.68%	11/25/36	[2]	18,766,904	13,603,879
Bear Stearns Mortgage Funding Trust 2007-AR4 2A1
2.69%	06/25/37	[2]	20,999,721	14,627,471
BHN I Mortgage Fund 2000-1 AF
8.00%	03/31/11	[3,4]	794,917	215,124
BlackRock Capital Finance LP 1997-R2 AP
11.08%	12/25/35	[2,4]	16,769	16,778
Chase Mortgage Finance Corp. 2005-A1 1A1
5.41%	12/25/35	[2]	9,761,733	9,004,018
Chase Mortgage Finance Corp. 2007-A2 2A3
4.24%	07/25/37	[2]	20,681,282	20,227,533
Chase Mortgage Finance Corp. 2007-S2 1A7
6.00%	03/25/37		26,253,991	26,368,873
Chevy Chase Mortgage Funding Corp. 2005-2A A1
2.66%	05/25/36	[2,4]	3,923,942	3,143,246
Citigroup Mortgage Loan Trust, Inc. 2003-1 WA2
6.50%	06/25/31		55,589	51,726
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41
5.13%	02/25/34	[2]	274,618	257,039
Countrywide Alternative Loan Trust 2005-14 4X (IO)
3.73%	05/25/35	3,8,†	8,842,645	140,114
Countrywide Alternative Loan Trust 2005-27 2A1
4.88%	08/25/35	[2]	2,688,543	1,828,209
Countrywide Alternative Loan Trust 2005-59 1A1
2.81%	11/20/35	[2]	11,519,705	8,449,581
Countrywide Alternative Loan Trust 2006-46 A4
6.00%	02/25/47		16,888,817	16,605,801
Countrywide Alternative Loan Trust 2006-OA12 A2
2.69%	09/20/46	2,†	5,520,006	3,726,151
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO)
3.58%	05/20/46	[3]	33,235,548	1,173,630
DLJ Mortgage Acceptance Corp. 1996-QA S (IO)
0.00%	01/25/26	2,3,4,†	197,349	247
Downey Savings & Loan Association
Mortgage Loan Trust 2005-AR2 2A1A
2.69%	03/19/45	[2]	4,913,690	3,819,316
Downey Savings & Loan Association Mortgage Loan Trust 2006-AR1 2A1A
4.47%	04/19/47	[2]	19,628,710	14,112,334
Harborview Mortgage Loan Trust 2005-1 X (IO)
2.80%	03/19/35	[3,8]	10,729,066	115,673
Harborview Mortgage Loan Trust 2006-1 X1 (IO)
3.09%	03/19/37	[2,3]	5,364,396	160,094
Harborview Mortgage Loan Trust 2006-4 X1 (IO)
3.97%	05/19/47	[2,3]	6,301,835	194,963
Impac CMB Trust 2005-5 A1
2.80%	08/25/35	[2]	7,464,923	5,659,971
IndyMac Index Mortgage Loan Trust 2004-AR12 A1
2.87%	12/25/34	[2]	1,187,627	980,789
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
3.61%	12/25/34	[3,8]	4,585,293	51,585
IndyMac Index Mortgage Loan Trust 2004-AR8 2A2A
2.88%	11/25/34	[2]	3,552,181	3,010,350
MASTR Adjustable Rate Mortgages Trust 2004-1 2A1
7.25%	01/25/34	[2]	325,564	303,798
MASTR Adjustable Rate Mortgages Trust 2004-5 3A1
6.23%	06/25/34	[2]	464,996	401,542
MASTR Adjustable Rate Mortgages Trust 2006-OA2 4A1A
4.64%	12/25/46	[2]	22,939,680	15,490,707
MASTR Seasoned Securities Trust 2004-1 4A1
6.79%	10/25/32	[2]	1,231,976	1,182,960
MASTR Seasoned Securities Trust 2005-1 4A1
5.86%	10/25/32	[2]	3,309,379	3,015,362

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Mortgage Products, Inc. 2004-SL1 A7
7.00%	11/25/31		$1,665,305	$1,726,055
Residential Asset Mortgage Products, Inc. 2004-SL4 A3
6.50%	07/25/32		4,176,713	3,972,305
Residential Asset Mortgage Products, Inc. 2005-SL1 A5
6.50%	05/25/32		8,314,114	8,516,019
Residential Asset Securitization Trust 2007-A7 A4
6.00%	07/25/37		17,010,183	16,413,180
Structured Asset Mortgage Investments, Inc. 2005-AR7 1A1
6.14%	12/27/35	[2]	19,809,344	17,063,012
Structured Asset Mortgage Investments, Inc. 2006-AR8 A1A
2.68%	10/25/36	[2]	19,077,865	13,619,069
Thornburg Mortgage Securities Trust 2007-1 A2B
2.58%	03/25/37	[2]	19,879,192	18,651,362
Washington Mutual Alternative Mortgage Pass-Through Certificates 2007-OA3 4A1
4.30%	04/25/47	[2]	18,223,952	13,252,733
Washington Mutual Mortgage Pass-Through Certificates 2002-AR18 A
6.54%	01/25/33	[2]	463,626	448,283
Washington Mutual Mortgage Pass-Through Certificates 2005-AR2 2A21
2.81%	01/25/45	[2]	1,882,136	1,456,825
Washington Mutual Mortgage Pass-Through Certificates 2006-AR5 X
0.99%	06/25/46	3,8,†	337,270,199	2,318,870
Washington Mutual Mortgage Pass-Through Certificates 2006-AR7 3A1B
4.78%	07/25/46	2,†	12,074,005	10,021,430
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS2 3A1
5.00%	03/25/18		4,025,719	3,894,077

				379,285,436

U.S. Agency Mortgage-Backed — 18.73%
Fannie Mae 1997-76 FS
2.95%	09/17/27	[2]	78,552	75,959
Fannie Mae 2003-90 UD (IO)
5.50%	10/25/26		4,411,357	178,724
Fannie Mae 2006-77 PD
6.50%	10/25/30		22,687,182	23,437,931
Fannie Mae 2006-B2 AB
5.50%	05/25/14		12,597,781	12,837,935
Fannie Mae 2007-54 FA
2.88%	06/25/37	[2]	26,804,086	26,465,124
Fannie Mae 2007-64 FA
2.95%	07/25/37	2,†	26,854,926	26,157,665
Fannie Mae 2007-83 PA
6.00%	03/25/29		11,216,451	11,401,513
Fannie Mae Pool 555177
4.87%	01/01/33	[2]	114,963	117,444
Fannie Mae Pool 567002
8.00%	05/01/23		183,511	198,381
Fannie Mae Pool 691241
5.65%	04/01/37	[2]	9,575,380	9,630,885
Fannie Mae Pool 735686
6.50%	12/01/22		4,869,067	5,031,373
Fannie Mae Pool 745383
5.63%	12/01/35	[2]	4,280,754	4,311,735
Fannie Mae Pool 770333
5.03%	04/01/34	[2]	2,435,426	2,474,754
Fannie Mae Pool 770900
4.33%	04/01/34	[2]	1,049,392	1,058,087
Fannie Mae Pool 805256
5.94%	01/01/35	[2]	2,744,987	2,765,373
Fannie Mae Pool 817611
5.34%	11/01/35	[2]	4,803,772	4,819,519
Fannie Mae Pool 887714
6.06%	08/01/36	[2]	15,169,915	15,494,790
Fannie Mae Pool 888256
5.85%	02/01/37	[2]	13,227,814	13,333,049
Fannie Mae Pool 888412
7.00%	04/01/37		16,814,035	17,464,199
Fannie Mae Pool 889063
6.50%	11/01/37		19,613,250	20,204,711
Fannie Mae Pool 942553
5.95%	08/01/37	[2]	25,985,845	26,422,433
Fannie Mae Prepayment Link Note 2005-2 1
4.00%	02/25/10		4,087,822	4,059,321
Freddie Mac 2174 PN
6.00%	07/15/29		5,081,164	5,226,196
Freddie Mac 2561 BX (IO)
5.00%	05/15/17		1,042,910	107,963
Freddie Mac 3205 PB
6.00%	08/15/29		16,145,000	16,665,723
Freddie Mac 3437 BI
1.55%	05/15/12	†	131,375,960	4,024,062
Freddie Mac 3447 AI
1.24%	03/15/12	†	60,980,406	1,600,730
Freddie Mac Gold A24156
6.50%	10/01/31		2,044,069	2,126,111
Freddie Mac Gold C46104
6.50%	09/01/29		63,415	66,059
Freddie Mac Gold G02461
6.50%	11/01/36		15,555,492	16,309,917
Freddie Mac Gold G11707
6.00%	03/01/20		3,995,978	4,095,267

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold G13032
6.00%	09/01/22		$23,175,501	$23,753,078
Freddie Mac Non Gold Pool 1B1928
6.21%	08/01/34	[2]	3,748,928	3,793,691
Freddie Mac Non Gold Pool 1L0113
6.83%	05/01/35	[2]	3,101,256	3,202,611
Freddie Mac Non Gold Pool 1Q0196
5.92%	02/01/37	[2]	20,929,746	21,328,443
Freddie Mac Non Gold Pool 781469
4.38%	04/01/34	[2]	2,464,771	2,479,595
Freddie Mac Non Gold Pool 786781
6.89%	08/01/29	[2]	237,741	242,134
Freddie Mac Non Gold Pool 847288
4.21%	05/01/34	[2]	4,026,297	4,081,808
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		1,432,087	160,934
Ginnie Mae 2003-40 IW (IO)
5.50%	07/20/29		3,773	1
Ginnie Mae I Pool 422972
6.50%	07/15/29		74,492	77,404
Ginnie Mae II Pool 1849
8.50%	08/20/24		2,099	2,311
Ginnie Mae II Pool 2020
8.50%	06/20/25		5,878	6,476
Ginnie Mae II Pool 2286
8.50%	09/20/26		5,114	5,614
Ginnie Mae II Pool 2487
8.50%	09/20/27		23,883	26,212
Ginnie Mae II Pool 80589
5.50%	03/20/32	[2]	225,696	227,272
Ginnie Mae II Pool 80968
5.63%	07/20/34	[2]	1,425,234	1,439,764

				338,990,281

Total Mortgage-Backed (Cost $868,421,272)				828,746,828

Total Bonds – 95.68% (Cost $1,894,237,905)				1,731,169,398

Issues	Notional Amount (000’s)	Value
PURCHASED SWAPTIONS — 0.19%
Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.00% annually; Option Expiration Date of 05/24/10. Counterparty: Merrill Lynch & Co., Inc.	$128,837,000	$2,013,323

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.32% annually; Option Expiration Date of 05/24/10. Counterparty: Merrill Lynch & Co., Inc.	16,998,000	1,486,516

Total Purchased Swaptions (Cost $1,394,654)		3,499,839

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS — 10.69%
Commercial Paper — 0.55%
BNP Paribas Finance, Inc.
2.38%	07/02/08		$10,000,000	$9,999,340

Money Market Fund — 0.03%
Bank of New York Cash Reserves			301,567	301,567
Goldman Sachs Group, Inc. (The), 2.35%			274,000	274,000

				575,567

U.S. Agency Discount Notes — 10.11%
Fannie Mae
2.01%[9]	07/21/08		1,545,000	1,543,245
2.06%[9]	07/14/08		2,400,000	2,398,262
2.07%[9]	07/21/08		4,631,000	4,625,739
2.10%[9]	07/21/08	[10]	855,000	854,025
2.11%[9]	07/21/08		5,603,000	5,596,447
2.12%[9]	07/21/08		1,314,000	1,312,455
2.12%[9]	07/21/08		948,000	946,889
2.13%[9]	07/21/08		2,858,000	2,854,623
2.13%[9]	07/21/08		1,732,000	1,729,950
2.16%[9]	07/21/08		1,359,000	1,357,377
2.18%[9]	07/30/08		5,065,000	5,056,146
Federal Home Loan Bank
2.08%[9]	07/21/08		5,044,000	5,038,199
2.20%[9]	07/18/08		8,175,000	8,166,507
Freddie Mac
1.99%[9]	07/21/08		615,000	614,301
1.99%[9]	07/21/08		941,000	939,931
1.99%[9]	07/21/08		2,613,000	2,610,032
2.04%[9]	07/21/08		677,000	676,231
2.05%[9]	07/14/08		670,000	669,515
2.05%[9]	07/21/08		297,000	296,663
2.06%[9]	07/14/08		430,000	429,689

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS (continued)
U.S. Agency Discount Notes (continued)
2.06%[9]	07/21/08	[10]	$141,000	$140,754
2.06%[9]	07/21/08		10,285,000	10,273,304
2.06%[9]	07/21/08		70,978,000	70,897,369
2.07%	07/14/08		8,395,000	8,388,921
2.08%[9]	07/21/08		9,555,000	9,544,145
2.18%[9]	07/21/08		620,000	619,252
2.24%[9]	07/23/08		35,300,000	35,251,678

				182,831,649

Total Short Term Investments (Cost $ 193,406,351)				193,406,556

Total Investments – 106.56%
(Cost $ 2,089,038,910)[1]				1,928,075,793

Liabilities in Excess of Other Assets – (6.56)%				(118,640,891)

Net Assets – 100.00%				$1,809,434,902

Issues	Notional Amount (000’s)		Premiums Received	Value
WRITTEN SWAPTIONS
Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 5.25% annually; Option Expiration Date of 05/24/10. Counterparty: Merrill Lynch & Co., Inc.	(64,000,000)		$(1,394,624)	$(3,296,474)

Total Written Swaptions			$(1,394,624)	$(3,296,474)

Contracts				Unrealized Depreciation
FUTURES CONTRACTS: LONG POSITIONS
162 U.S. Treasury Two Year Note, September 2008				$(4,719)

Net unrealized depreciation				$(4,719)

Issues	Expiration Date		Notional Amount (000’s)	Value
SWAPS: INTEREST RATE
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.95% quarterly. Counterparty: Barclays Capital, Inc.	12/15/10		$79,400	$420,468

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.20% quarterly. Counterparty: CS First Boston	09/03/08		109,730	(131,960)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.42% quarterly. Counterparty: CS First Boston	06/11/09		49,880	125,694

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.75% quarterly. Counterparty: Morgan Stanley	06/17/09		49,880	422,443

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.04 % semi-annually. Counterparty: Citigroup, Inc.	12/15/10		65,330	478,455

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.94% quarterly. Counterparty: CS First Boston	12/15/10		93,360	478,925

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.95% quarterly. Counterparty: Merrill Lynch & Co., Inc.	12/15/10		44,060	233,322

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.23% semi-annually. Counterparty: Citigroup, Inc.	06/10/11		49,880	(46,670)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.02% semi-annually. Counterparty: Merrill Lynch & Co., Inc	06/11/11		30,000	137,629

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.21% semi-annually. Counterparty: Citigroup, Inc.	06/11/11		83,130	(115,700)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.48% quarterly. Counterparty: Morgan Stanley	06/13/11		39,900	142,358

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 8.35% semi-annually. Counterparty: Merrill Lynch & Co., Inc.	04/19/17		5,900	264,054

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 8.52% annually. Counterparty: Merrill Lynch & Co., Inc.	05/09/17		6,000	292,662

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE (continued)
The Fund pays a fixed rate equal to 4.65% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.	05/18/17	$24,800	$1,251,849

The Fund pays a fixed rate equal to 4.52% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.	05/24/17	9,900	584,670

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 9.28% annually. Counterparty: Lehman Brothers Holdings, Inc.	06/05/17	8,700	585,967

The Fund pays a fixed rate equal to 5.03% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Merrill Lynch & Co., Inc.	10/16/17	3,810	31,762

The Fund pays a fixed rate equal to 5.05% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.	10/16/17	3,800	88,194

The Fund pays a fixed rate equal to 5.00% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Merrill Lynch & Co., Inc.	10/18/17	3,810	39,509

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.96% semi-annually. Counterparty: CS First Boston	06/03/19	26,730	(96,099)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.06% semi-annually. Counterparty: Citigroup, Inc.	06/10/19	12,150	(130,576)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.00% semi-annually. Counterparty: CS First Boston	06/11/19	12,150	(76,479)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.97% semi-annually. Counterparty: Citigroup, Inc.	06/11/19	20,250	(80,914)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.04% quarterly. Counterparty: Morgan Stanley	06/13/19	9,720	(86,282)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.20% quarterly. Counterparty: Morgan Stanley	06/17/19	12,150	(259,197)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.25% quarterly. Counterparty: Barclays Capital, Inc.	01/30/22	7,000	(60,446)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.75% quarterly. Counterparty: JPMorgan Chase & Co.	03/26/22	3,320	(198,263)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.16% quarterly. Counterparty: Lehman Brothers Holdings, Inc.	05/25/22	7,000	(68,455)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.88% quarterly. Counterparty: Lehman Brothers Holdings, Inc.	06/04/22	6,130	(308,293)

			$3,918,627

SWAPS: CREDIT DEFAULT (PURCHASED)
The Fund pays a fixed rate equal to 0.53% and the Fund will receive from the counterparty at par including interest accrued in the event of default of Home Depot, Inc. 3.75%, due 09/15/09. Counterparty: Morgan Stanley	09/20/12	4,250	106,793

The Fund pays a fixed rate equal to 0.76% and the Fund will receive from the counterparty at par including interest accrued in the event of default of Macy’s Retail Holdings, Inc. 6.63%, due 04/01/11. Counterparty: Citigroup, Inc.	09/20/12	4,500	249,591

The Fund pays a fixed rate equal to 1.48% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Macy’s Retail Holdings, Inc. 6.625%, due 04/01/11. Counterparty: Citigroup, Inc.	12/20/12	1,450	23,158

The Fund pays a fixed rate equal to 0.91% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley 6.60%, due 04/01/12. Counterparty: JPMorgan Chase & Co.	12/20/12	12,870	614,300

The Fund pays a fixed rate equal to 3.78% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: CS First Boston	12/20/12	3,200	(34,601)

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (PURCHASED) (continued)
The Fund pays a fixed rate equal to 3.88% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.	12/20/12	$1,000	$(14,405)

The Fund pays a fixed rate equal to 3.91% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.	12/20/12	2,275	(35,224)

The Fund pays a fixed rate equal to 3.87% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG	12/20/12	3,600	(50,566)

The Fund pays a fixed rate equal to 0.46% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc. 6.95%, due 03/15/28. Counterparty: Goldman Sachs Group, Inc.	12/20/12	2,725	64,232

The Fund pays a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc. 6.95%, due 03/15/28. Counterparty: Morgan Stanley	12/20/12	4,150	81,116

The Fund pays a fixed rate equal to 0.58% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc. 6.95%, due 03/15/28. Counterparty: UBS AG	12/20/12	2,725	51,069

The Fund pays a fixed rate equal to 0.41% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc. 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.	12/20/12	1,250	11,451

The Fund pays a fixed rate equal to 0.39% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc. 8.25%, due 06/01/10. Counterparty: CS First Boston	12/20/12	1,375	13,719

The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc. 8.25%, due 06/01/10. Counterparty: Goldman Sachs Group, Inc.	12/20/12	4,250	31,993

The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc. 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.	12/20/12	2,750	20,702

The Fund pays a fixed rate equal to 1.68% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc. 6.125%, due 12/01/12. Counterparty: UBS AG	12/20/12	4,250	164,516

The Fund pays a fixed rate equal to 1.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc. 6.125%, due 12/01/12. Counterparty: UBS AG	12/20/12	850	30,665

The Fund pays a fixed rate equal to 1.44% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Macy’s Retail Holdings, Inc. 6.625%, due 04/01/11. Counterparty: Morgan Stanley	12/20/12	2,750	48,215

The Fund pays a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Monoline AAA, due 12/20/12. Counterparty: Barclays Capital, Inc.	12/20/12	15,000	6,945,032

The Fund pays a fixed rate equal to 1.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series EM 8.175%, due 12/20/12. Counterparty: JPMorgan Chase & Co.	12/20/12	4,250	109,992

The Fund pays a fixed rate equal to 3.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp. 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.	12/20/12	2,800	105,443

The Fund pays a fixed rate equal to 3.65% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp. 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.	12/20/12	1,850	63,979

The Fund pays a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Goldman Sachs Group, Inc. 6.60%, due 01/15/12. Counterparty: JPMorgan Chase & Co.	12/20/12	3,500	83,475

The Fund pays a fixed rate equal to 2.83% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp. 6.875%, due 11/15/12. Counterparty: Citigroup, Inc.	12/20/12	2,050	5,533

The Fund pays a fixed rate equal to 2.78% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp. 6.875%, due 11/15/12. Counterparty: Merrill Lynch & Co., Inc.	12/20/12	4,700	21,515

The Fund pays a fixed rate equal to 2.83% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp. 6.875%, due 11/15/12. Counterparty: Merrill Lynch & Co., Inc.	12/20/12	3,200	8,638

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (PURCHASED) (continued)
The Fund pays a fixed rate equal to 1.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Macy’s Retail Holdings, Inc. 6.625%, due 04/01/11. Counterparty: Morgan Stanley	12/20/12	$850	$28,832

The Fund pays a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc. 3.75%, due 09/15/09. Counterparty: Citigroup, Inc.	12/20/12	2,350	45,688

The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc. 3.75%, due 09/15/09. Counterparty: Merrill Lynch & Co., Inc.	12/20/12	2,350	47,567

The Fund pays a fixed rate equal to 2.55% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Goldman Sachs Group, Inc. 6.60%, due 01/15/12. Counterparty: CS First Boston	03/20/13	4,950	(246,618)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.125%, due 02/01/16. Counterparty: Deutsche Bank AG	03/20/13	900	(24,412)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.125%, due 02/01/16. Counterparty: Morgan Stanley	03/20/13	900	(24,412)

The Fund pays a fixed rate equal to 2.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Monoline AAA, due 03/20/13. Counterparty: Citigroup, Inc.	03/20/13	350	150,036

The Fund pays a fixed rate equal to 3.35% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Monoline AAA, due 03/20/13. Counterparty: Deutsche Bank AG	03/20/13	175	72,966

The Fund pays a fixed rate equal to 2.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Monoline AAA, due 03/20/13. Counterparty: UBS AG	03/20/13	175	74,505

The Fund pays a fixed rate equal to 4.62% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG	03/20/13	1,900	(83,864)

The Fund pays a fixed rate equal to 1.85% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.125%, due 02/01/16. Counterparty: Goldman Sachs Group, Inc.	06/20/13	1,600	(16,085)

The Fund pays a fixed rate equal to 0.50% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Southwest Airlines Co. 6.50%, due 03/01/12. Counterparty: UBS AG	03/20/14	4,000	282,966

The Fund pays a fixed rate equal to 0.64% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Gannett Co., Inc. 6.38%, due 04/01/12. Counterparty: Lehman Brothers Holdings, Inc.	06/20/14	6,750	705,534

The Fund pays a fixed rate equal to 0.80% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Goldman Sachs Group, Inc., 6.60%, due 01/15/12. Counterparty: UBS AG	09/20/14	3,500	98,747

The Fund pays a fixed rate equal to 0.43% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Goldman Sachs Group, Inc. 6.60%, due 01/15/12. Counterparty: CS First Boston	09/20/14	4,500	212,949

The Fund pays a fixed rate equal to 0.44% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Goldman Sachs Group, Inc. 6.60%, due 01/15/12. Counterparty: JPMorgan Chase & Co.	12/20/14	2,000	96,526

The Fund pays a fixed rate equal to 1.16% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lehman Brothers Holdings 6.625%, due 01/18/12. Counterparty: Barclays Capital, Inc.	12/20/14	10,300	717,799

The Fund pays a fixed rate equal to 2.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.125%, due 02/01/16. Counterparty: Citigroup, Inc.	03/20/15	1,800	(74,092)

The Fund pays a fixed rate equal to 4.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG	03/20/15	1,900	(80,158)

			$10,704,805

SWAPS: CREDIT DEFAULT (WRITTEN)
The Fund receives a fixed rate equal to 1.60% and the Fund will pay to the counterparty at par including interest accrued in the event of default of Wachovia Corp. 3.625%, due 02/17/09. Counterparty: CS First Boston	03/20/09	6,750	(7,250)

The Fund receives a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Citigroup, Inc.	08/25/37	2,010	(1,831,805)

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (WRITTEN) (continued)
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley	08/25/37	$3,200	$(1,624,624)

The Fund receives a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Barclays Capital, Inc.	08/25/37	2,065	(1,881,929)

The Fund receives a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Citigroup, Inc.	08/25/37	2,015	(1,836,361)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston	08/25/37	11,630	(5,903,473)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Lehman Brothers Holdings, Inc.	08/25/37	700	(355,325)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Barclays Capital, Inc.	08/25/37	2,000	(1,015,215)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Lehman Brothers Holdings, Inc.	08/25/37	5,000	(2,538,037)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Lehman Brothers Holdings, Inc.	08/25/37	3,000	(1,522,837)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	2,000	(1,080,922)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.	01/25/38	3,775	(3,350,776)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.	01/25/38	3,020	(2,680,621)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.	01/25/38	17,210	(15,275,989)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: JPMorgan Chase & Co.	01/25/38	2,015	(1,788,560)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: JPMorgan Chase & Co.	01/25/38	6,500	(5,769,549)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	1,440	(1,278,177)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	1,440	(1,278,177)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	1,440	(1,278,177)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	2,000	(1,775,246)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	11,165	(6,033,760)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	10,000	(5,404,174)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	1,900	(1,028,240)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Morgan Stanley	01/25/38	4,000	(2,161,669)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Morgan Stanley	01/25/38	6,000	(3,242,504)

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (WRITTEN) (continued)
The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	$5,000	$(4,656,256)

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	10,000	(9,312,512)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.	01/25/38	12,080	(10,722,484)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	1,440	(1,278,177)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.	01/25/38	2,010	(1,784,122)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: JPMorgan Chase & Co.	01/25/38	2,020	(1,792,998)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: Lehman Brothers Holdings, Inc.	05/25/46	3,000	(2,384,504)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Lehman Brothers Holdings, Inc.	05/25/46	10,270	(8,162,852)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Lehman Brothers Holdings, Inc.	05/25/46	5,135	(4,081,426)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: Lehman Brothers Holdings, Inc.	05/25/46	3,000	(2,384,475)

			$(118,503,203)

Notes:

[1]	Cost for financial reporting purposes is $2,089,038,910 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$17,241,338
Gross unrealized depreciation	(178,204,455)

Net unrealized (depreciation)	$(160,963,117)

[2]	Floating rate security. The rate disclosed is that in effect at June 30, 2008.
[3]	Illiquid security.
[4]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2008 was $143,451,959 representing 7.93% of total net assets.

[5]	Security is currently in default with regards to scheduled interest or principal payments.
[6]	Expected maturity date.
[7]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
07/03/07	Asurion Corp. Term Loan, 5.78%, 07/13/14	$247,846	$232,917	0.01%
05/02/08	Calpine CCFC I Term Loan, 8.80%, 08/26/09	5,386,953	5,376,750	0.30%
06/01/07	Carestream Health, Inc. Term Loan, 8.01%, 10/30/13	505,740	358,334	0.02%
04/05/07	Cebridge 2nd Lien (PIK), 8.87%, 05/05/14	2,525,865	2,200,103	0.12%
06/27/07	Cengage Learning Term Loan B, 4.98%, 07/09/14	737,946	677,940	0.04%
06/04/07	Charter Communications, Inc. Term Loan 3rd Lien, 5.30%, 09/06/14	502,636	417,500	0.02%
04/25/07	Delta Air Lines, Inc. Term Loan 1st Lien, 4.90%, 05/01/12	1,485,000	1,232,550	0.07%
10/10/07	HCA Term Loan A, 4.80%, 11/18/12	9,323,546	9,104,145	0.50%
08/21/06	Northwest Air Dip, 4.48%, 05/21/12	6,727,500	5,251,269	0.30%
06/14/07	Swift Transportation Co., Inc. Term Loan, 6.13%, 05/06/14	220,930	178,125	0.01%
11/06/07	TPF Generation Holdings LLC 2nd Lien, 7.05%, 12/15/14	240,312	227,292	0.01%
02/01/07	United Air Lines, Inc., 4.78%, 02/01/14	356,111	267,677	0.01%
11/30/07	Univision Communications, Inc. 1st Lien Strip, 5.12%, 03/15/14	116,458	103,203	0.01%

		$28,376,843	$25,627,805	1.42%

[8]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2008.
[9]	Represents annualized yield at date of purchase.
[10]	Securities, or a portion thereof, pledged as collateral for futures, written options and reverse repurchase agreements.
†

Fair valued security. The aggregate value of fair valued securities is $173,276,650 which is 9.58% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees.

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(AMBAC): American Municipal Bond Insurance

(FSA): Financial Security Assurance

(DIP): Defaulted interest payment

(G.O.): General Obligation

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MBIA): Municipal Bond Insurance Association

(MTN): Medium term note

(OID): Original Issue Discount

(PIK): Payment in kind

(STEP): Step coupon bond

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 99.30%
ASSET-BACKED SECURITIES — 9.40%**
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.22%	07/15/33		$10,823	$10,527
Bayview Financial Acquisition Trust 2005-A A1
2.98%	02/28/40	2,3,†	1,500,000	1,352,182
Bayview Financial Revolving Mortgage Loan Trust 2005-E A1
2.98%	12/28/40	2,3,†	1,500,000	1,245,083
Bear Stearns Asset Backed Securities Trust 2007-2 A1
2.67%	01/25/47	[2]	265,175	255,854
Birch Real Estate CDO Ltd. 1A A1
5.16%	02/10/38	3,†	650,000	566,424
Citigroup Mortgage Loan Trust, Inc. 2007-WFH2 A3
2.66%	03/25/37	[2]	500,000	400,391
Conseco Finance 2001-D A5
6.69%	11/15/32	[2]	233,216	229,875
Conseco Finance 2002-A A5 (STEP)
7.05%	04/15/32		273,074	272,528
Conseco Finance 2002-C BF2
8.00%	06/15/32	2,3,†	335,344	305,420
Conseco Finance Home Loan Trust 2000-E M1
8.13%	08/15/31	[2]	199,461	194,776
Credit-Based Asset Servicing and Securitization LLC 2007-CB5 A1
2.54%	04/25/37	[2]	1,044,464	1,004,036
First Franklin Mortgage Loan Asset Backed Certificates 2006-FF18 M1
2.71%	12/25/37	[2]	2,500,000	429,148
Green Tree Home Improvement Loan Trust 1995-C B2
7.60%	07/15/20		89	64
Green Tree Home Improvement Loan Trust 1997-E HEB1
7.53%	01/15/29		906,937	864,455
HFC Home Equity Loan Asset Backed Certificates 2007-2 M1
2.79%	07/20/36	[2]	500,000	371,643
IndyMac Manufactured Housing Contract 1997-1 A3
6.61%	02/25/28		752,210	695,759
IndyMac Manufactured Housing Contract 1997-1 A4
6.75%	02/25/28		249,204	229,278
Keystone Owner Trust 1998-P1 M2
7.93%	05/25/25	[3]	45,014	42,895
MASTR Asset Backed Securities Trust 2006-WMC3 A4
2.64%	08/25/36	2,†	740,000	373,704
MASTR Asset Backed Securities Trust 2007-HE1 A1
2.56%	05/25/37	[2]	928,370	895,985
Merrill Lynch First Franklin Mortgage Loan Trust 2007-3 A2D
2.73%	06/25/37	[2]	1,500,000	746,614
Mid-State Trust 11 A1
4.86%	07/15/38		1,396,938	1,269,943
Mid-State Trust 2004-1 A
6.01%	08/15/37		367,618	359,016
Mid-State Trust 2004-1 B
8.90%	08/15/37		268,644	258,736
Mid-State Trust 2005-1 M2
7.08%	01/15/40		338,989	265,647
Morgan Stanley ABS Capital I 2006-HE6 A2B
2.58%	09/25/36	[2]	270,000	243,961
Oakwood Mortgage Investors, Inc. 2001-D A2
5.26%	01/15/19	[2]	206,875	164,252
Oakwood Mortgage Investors, Inc. 2001-D A3
5.90%	09/15/22	[2]	246,479	205,154
Oakwood Mortgage Investors, Inc. 2002-B A1
2.70%	05/15/13	[2]	45,119	36,074
Option One Mortgage Loan Trust 2007-6 2A4
2.73%	07/25/37	[2]	1,200,000	628,295
Residential Funding Mortgage Securities II, Inc. 2003-HS2 AI4 (STEP)
3.87%	07/25/33		40,000	38,975
Resmae Mortgage Loan Trust 2006-1 A1B
2.75%	02/25/36	[2,3]	182,448	154,536
SG Mortgage Securities Trust 2006-FRE1 A1B
2.75%	02/25/36	[2]	147,545	134,693
Structured Asset Receivables Trust 2003-1
4.43%	01/21/10	3,†	224,254	220,895
SVO VOI Mortgage Corp. 2003-AA A
3.95%	02/20/19	[3]	105,412	103,154
Terwin Mortgage Trust 2005-9HGS A1
4.00%	08/25/35	[2,3]	72,090	65,875
Terwin Mortgage Trust 2006-2HGS A2
4.50%	03/25/37	[2,3]	800,000	101,076
UCFC Home Equity Loan 1998-D BF1
8.97%	04/15/30	[2]	3,657	2,370
UCFC Home Equity Loan 1998-D MF1
6.91%	04/15/30		128,141	122,027

Total Asset-Backed Securities (Cost $16,454,385)				14,861,320

CORPORATES — 19.29%*
Banking — 4.40%
Bank of America Corp.
8.00%	12/29/49	[2]	600,000	563,034
8.13%	12/29/49	[2]	500,000	473,255

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Banponce Trust I A
8.33%	02/01/27		$500,000	$477,354
Credit Suisse/New York
5.00%	05/15/13		700,000	681,941
Deutsche Bank AG/London
4.88%	05/20/13		750,000	738,572
Deutsche Bank Capital Funding Trust VII
5.63%	01/19/49	[2,3]	120,000	101,260
HBOS PLC
5.92%	09/29/49	[2,3]	775,000	552,701
6.75%	05/21/18	[3]	470,000	450,285
JPMorgan Chase & Co. 1
7.90%	12/31/49	[2]	380,000	357,363
JPMorgan Chase Bank NA
7.59%	03/28/22	[2]	460,000	429,732
8.75%	11/28/21	[2]	257,000	254,790
JPMorgan Chase Capital XIII M
3.75%	09/30/34	[2]	500,000	390,696
National Australia Bank Ltd.
5.35%	06/12/13	[3]	1,000,000	1,004,722
Nationsbank Capital Trust III
3.26%	01/15/27	[2]	600,000	471,722

				6,947,427

Communications — 0.42%
Qwest Corp.
5.63%	11/15/08		489,000	490,222
7.88%	09/01/11		175,000	175,875

				666,097

Electric — 1.64%
Cedar Brakes II LLC
9.88%	09/01/13	[3]	489,743	539,237
Entergy Louisiana LLC
5.83%	11/01/10		698,000	694,597
Power Receivables Finance LLC
6.29%	01/01/12		342,669	350,839
Public Service Co. of New Mexico
7.95%	05/15/18		475,000	489,549
Southwestern Electric Power Co.
6.45%	01/15/19		513,000	510,933

				2,585,155

Energy — 0.22%
Southern Union Co.
7.20%	11/01/66	[2]	435,000	353,190

Finance — 7.04%
Capital One Financial Corp. (MTN)
5.70%	09/15/11		780,000	742,424
Citigroup, Inc.
4.13%	02/22/10		470,000	463,641
5.30%	10/17/12		300,000	292,911
5.50%	04/11/13		620,000	605,731
8.40%	04/30/49	[2]	470,000	447,374
Countrywide Financial Corp. (MTN)
2.80%	09/02/08	[2]	500,000	496,196
2.87%	01/05/09	[2]	200,000	195,152
3.02%	03/24/09	[2]	525,000	504,258
5.80%	06/07/12		395,000	371,160
Countrywide Home Loans, Inc. L (MTN)
4.00%	03/22/11		425,000	387,155
Credit Suisse Guernsey Ltd. 1
3.37%	05/29/49	[2]	750,000	558,360
Ford Motor Credit Co. LLC
5.46%	01/13/12	[2]	300,000	213,395
7.25%	10/25/11		416,000	322,604
7.38%	02/01/11		123,000	99,871
8.63%	11/01/10		319,000	270,743
General Electric Capital Corp.
4.80%	05/01/13		775,000	760,050
GMAC LLC
4.88%	12/01/14	[2]	400,000	258,474
6.63%	05/15/12		600,000	411,929
6.88%	09/15/11		474,000	340,826
Lehman Brothers Holdings, Inc. (MTN)
0.00%	06/20/16	[2]	452,000	414,032
8.92%	02/16/17	[2]	260,000	198,848
11.00%	11/07/16	[2]	502,000	411,590
Lehman Brothers Holdings, Inc. H (MTN)
0.00%	11/30/10	[2]	271,000	268,968
Merrill Lynch & Co., Inc. (MTN)
2.62%	05/18/17	[2]	380,000	346,750
8.68%	05/02/17	[2]	480,000	429,000
9.57%	06/06/17	[2]	272,000	251,600
Pemex Finance Ltd.
8.88%	11/15/10	†	250,000	264,963
Wachovia Bank NA
6.00%	11/15/17		625,000	584,607
Wachovia Corp. (MTN)
5.50%	05/01/13		230,000	220,362

				11,132,974

Health Care — 0.47%
UnitedHealth Group, Inc.
4.88%	02/15/13		760,000	736,155

Insurance — 1.26%
Allied World Assurance Co. Holdings Ltd.
7.50%	08/01/16		244,000	228,705
Fairfax Financial Holdings Ltd.
7.75%	04/26/12		375,000	364,687

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Insurance (continued)
Metropolitan Life Global Funding I
5.13%	04/10/13	[3]	$550,000	$542,144
Nationwide Mutual Insurance Co.
6.60%	04/15/34	[3]	440,000	364,684
Stingray Pass-Through Trust
5.90%	01/12/15	[3,4]	225,000	33,750
ZFS Finance USA Trust I
6.15%	12/15/65	[2,3]	500,000	456,252

				1,990,222

Real Estate Investment Trust (REIT) — 2.50%
Colonial Realty LP
4.75%	02/01/10		586,000	570,768
CPG Partners LP
8.25%	02/01/11		630,000	671,888
Duke Realty LP
6.25%	05/15/13		790,000	775,629
HCP, Inc.
7.07%	06/08/15		160,000	152,017
HCP, Inc. (MTN)
5.95%	09/15/11		800,000	777,331
Prime Property Fund, Inc.
5.60%	06/15/11	[3]	206,000	203,736
WEA Finance LLC
7.13%	04/15/18	[3]	775,000	795,845

				3,947,214

Transportation — 1.34%
Continental Airlines, Inc. 1997-1 A
7.46%	04/01/15	[5]	297,531	263,315
Continental Airlines, Inc. 1999-2 A1
7.26%	03/15/20	[5]	416,833	393,907
Delta Air Lines, Inc. 2000-1 A1
7.38%	05/18/10	[5]	117,410	113,301
Delta Air Lines, Inc. 2001-1 A2
7.11%	09/18/11	[5]	650,000	601,250
Northwest Airlines, Inc. 2001 1A-2
6.84%	04/01/11		400,000	369,000
Northwest Airlines, Inc. 2001-1 A1
7.04%	10/01/23		246,220	228,369
United Air Lines, Inc. 2001-1
6.20%	09/01/08	[5]	127,378	127,059
United Air Lines, Inc. 2001-1 A1
6.07%	03/01/13	[5]	26,769	26,869

				2,123,070

Total Corporates (Cost $32,354,919)				30,481,504

BANK LOANS — 0.91%*
Electric — 0.48%
Calpine CCFC I Term Loan
8.80%	08/26/09	[6]	750,000	753,750

Health Care — 0.43%
HCA Term Loan A
4.80%	11/18/12	[6]	726,260	681,358

Total Bank Loans (Cost $1,460,982)				1,435,108

MORTGAGE-BACKED — 49.60%**
Commercial Mortgage-Backed — 8.71%
Banc of America Commercial Mortgage, Inc. 2006-4 AM
5.68%	07/10/46		1,070,000	992,916
Bear Stearns Commercial Mortgage Securities, Inc. 2001-TOP2 A2
6.48%	02/15/35		1,305,000	1,339,781
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR6 A6
4.83%	11/11/41		1,300,000	1,222,732
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 A4
5.54%	09/11/41		470,000	451,036
Commercial Mortgage Pass-Through Certificates 2006-C7 AM
5.99%	06/10/46	[2]	1,070,000	1,008,500
Credit Suisse Mortgage Capital Certificates 2006-C5 A3
5.31%	12/15/39		370,000	348,179
GE Capital Commercial Mortgage Corp. 2005-C1 A5
4.77%	06/10/48	[2]	1,300,000	1,226,606
Greenwich Capital Commercial Funding Corp. 2007-GG9 A4
5.44%	03/10/39		505,000	471,570
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A4
6.07%	04/15/45	[2]	340,000	334,622
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB19 A4
5.94%	02/12/49	[2]	1,605,000	1,527,305
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A3
5.42%	01/15/49		290,000	269,336
LB-UBS Commercial Mortgage Trust 2000-C4 A2
7.37%	08/15/26		1,000,925	1,038,902
Morgan Stanley Capital I 2006-HQ8 A4
5.56%	03/12/44	[2]	1,605,000	1,543,822
Morgan Stanley Capital I 2007-IQ16 A4
5.81%	12/12/49		470,000	447,193

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Structured Asset Mortgage Investments, Inc. 2005-AR3 1A1
2.75%	08/25/35	[2]	$1,976,619	$1,535,103

				13,757,603

Non-Agency Mortgage-Backed — 7.99%
Adjustable Rate Mortgage Trust 2005-8 4A11
5.44%	11/25/35	[2]	997,593	942,334
Banc of America Mortgage Securities, Inc. 2003-1 2A4
5.00%	02/25/18		206,353	199,593
Chevy Chase Mortgage Funding Corp. 2004-1A A1
2.76%	01/25/35	[2,3]	483,021	428,342
Chevy Chase Mortgage Funding Corp. 2005-2A A1
2.66%	05/25/36	[2,3]	517,949	414,899
Countrywide Alternative Loan Trust 2003-3T1 A2
4.50%	05/25/33		1,173,498	1,145,765
Countrywide Alternative Loan Trust 2005-14 4X (IO)
3.73%	05/25/35	4,7,†	645,819	10,233
Countrywide Alternative Loan Trust 2005-27 2A1
4.88%	08/25/35	[2]	407,936	277,396
Countrywide Alternative Loan Trust 2005-27 3A2
4.63%	08/25/35	[2]	43,165	29,352
Countrywide Alternative Loan Trust 2005-72 A1
2.75%	01/25/36	[2]	1,113,226	869,577
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO)
3.58%	05/20/46	[4]	2,640,368	93,238
Countrywide Home Loan Mortgage Pass-Through Trust 2004-14 4A1
5.07%	08/25/34	[2]	755,139	701,739
First Horizon Asset Securities, Inc. 2002-7 2A2
5.25%	12/25/17		149,584	148,144
First Horizon Asset Securities, Inc. 2003-10 2A1
4.75%	01/25/19		719,087	683,139
First Union Commercial Mortgage Trust 1999-C1 A2
6.07%	10/15/35		259,371	259,667
GS Mortgage Securities Corp. II 2006-GG8 A4
5.56%	11/10/39		935,000	894,047
Harborview Mortgage Loan Trust 2005-1 X (IO)
2.80%	03/19/35	[4,7]	761,836	8,214
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
3.61%	12/25/34	[4,7]	326,840	3,677
IndyMac Index Mortgage Loan Trust 2004-AR6 6A1
5.45%	10/25/34	[2]	234,242	225,827
IndyMac Index Mortgage Loan Trust 2004-AR8 2A2A
2.88%	11/25/34	[2]	90,310	76,534
Lehman XS Trust 2007-12N 1A3A
2.68%	07/25/47	[2]	4,500,000	2,652,450
MASTR Seasoned Securities Trust 2004-2 A2
6.50%	08/25/32		239,104	234,389
Residential Asset Mortgage Products, Inc. 2003-SL1 A41
8.00%	04/25/31		98,756	98,366
Residential Asset Mortgage Products, Inc. 2004-SL1 A7
7.00%	11/25/31		122,183	126,640
Residential Asset Securitization Trust 2004-IP2 2A1
5.23%	12/25/34	[2]	156,460	146,476
Washington Mutual Alternative Mortgage Pass-Through Certificates 2007-OA3 4A1
4.30%	04/25/47	[2]	987,019	717,775
Washington Mutual Mortgage Pass-Through Certificates 2002-AR18 A
6.54%	01/25/33	[2]	26,441	25,566
Washington Mutual MSC Mortgage Pass-Through Certificates 2004-RA1 2A
7.00%	03/25/34		116,608	113,119
Wells Fargo Mortgage Backed Securities Trust 2006-4 2A2
5.50%	04/25/36		1,155,653	1,106,163

				12,632,661

U.S. Agency Mortgage-Backed — 32.90%
Fannie Mae 1993-225 SG
16.94%	12/25/13	[2]	201,475	226,946
Fannie Mae 1993-80 S
7.82%	05/25/23	[2]	38,688	37,437
Fannie Mae 1994-55 S
13.60%	12/25/23	[2]	14,191	14,505
Fannie Mae 2001-52 YZ
6.50%	10/25/31		771,035	801,008
Fannie Mae 2003-53 IA (IO)
5.50%	10/25/28		154,097	10,273
Fannie Mae 2006-B2 AB
5.50%	05/25/14		895,490	912,561
Fannie Mae 2007-64 FA
2.95%	07/25/37	2,†	2,157,985	2,101,955
Fannie Mae FNCL (TBA)
5.00%	07/25/38		1,175,000	1,126,348

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 253974
7.00%	08/01/31		$45,702	$47,962
Fannie Mae Pool 254868
5.00%	09/01/33		2,039,686	1,968,018
Fannie Mae Pool 527247
7.00%	09/01/26		214	227
Fannie Mae Pool 545646
7.00%	09/01/26		137	145
Fannie Mae Pool 549740
6.50%	10/01/27		121,447	125,537
Fannie Mae Pool 701297
6.35%	03/01/33	[2]	164,816	166,925
Fannie Mae Pool 725027
5.00%	11/01/33		1,967,543	1,897,296
Fannie Mae Pool 725425
5.50%	04/01/34		1,988,942	1,970,296
Fannie Mae Pool 735224
5.50%	02/01/35		1,989,259	1,972,747
Fannie Mae Pool 735686
6.50%	12/01/22		369,602	381,923
Fannie Mae Pool 735861
6.50%	09/01/33		534,658	555,783
Fannie Mae Pool 764388
4.96%	03/01/34	[2]	475,230	477,855
Fannie Mae Pool 770284
5.00%	04/01/34		2,123,273	2,045,143
Fannie Mae Pool 770869
4.52%	04/01/34	[2]	646,998	652,040
Fannie Mae Pool 776708
5.00%	05/01/34		1,181,764	1,138,764
Fannie Mae Pool 817611
5.34%	11/01/35	[2]	363,310	364,501
Fannie Mae Pool 888430
5.00%	11/01/33		1,566,824	1,510,883
Fannie Mae Pool 889125
5.00%	12/01/21		1,948,862	1,955,181
Fannie Mae Pool 889184
5.50%	09/01/36		1,899,547	1,883,519
Fannie Mae Pool 895606
5.74%	06/01/36	[2]	811,964	825,248
Fannie Mae Pool 939419
5.63%	05/01/37	[2]	1,067,691	1,080,030
Freddie Mac 1602 SN
10.09%	10/15/23	[2]	14,590	15,495
Freddie Mac 2174 PN
6.00%	07/15/29		370,738	381,321
Freddie Mac 2451 SP
11.50%	05/15/09	[2]	44,839	44,782
Freddie Mac 2561 BX (IO)
5.00%	05/15/17		243,359	25,193
Freddie Mac Gold A25162
5.50%	05/01/34		1,751,700	1,735,004
Freddie Mac Gold A33262
5.50%	02/01/35		208,127	206,020
Freddie Mac Gold A72702
5.50%	02/01/38		1,825,452	1,804,060
Freddie Mac Gold G01548
7.50%	07/01/32		1,189,058	1,303,649
Freddie Mac Gold G01644
5.50%	02/01/34		1,728,264	1,712,601
Freddie Mac Gold G01673
5.50%	04/01/34		90,688	90,196
Freddie Mac Gold G02366
6.50%	10/01/36		1,211,149	1,266,496
Freddie Mac Gold G03436
6.00%	11/01/37		2,370,701	2,409,873
Freddie Mac Gold G03640
5.50%	12/01/37		1,760,424	1,736,219
Freddie Mac Gold G04079
5.50%	03/01/38		2,000,633	1,973,124
Freddie Mac Gold G12393
5.50%	10/01/21		2,182,986	2,202,940
Freddie Mac Gold G12909
6.00%	11/01/22		1,536,609	1,576,825
Freddie Mac Gold G13032
6.00%	09/01/22		1,811,609	1,856,758
Freddie Mac Gold J06246
5.50%	10/01/21		1,550,251	1,566,739
Freddie Mac Non Gold Pool 1B3413
5.95%	05/01/37	[2]	1,453,117	1,474,339
Ginnie Mae (TBA)
5.50%	07/15/38		2,000,000	1,990,312
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		161,742	18,176
Ginnie Mae 2004-34 IA (IO)
5.50%	12/20/31		55,761	521
Ginnie Mae 2004-8 SE
9.34%	11/26/23	[2]	237,367	234,740
Ginnie Mae II Pool 80968
5.63%	07/20/34	[2]	111,540	112,677

				51,989,116

Total Mortgage-Backed (Cost $78,786,231)				78,379,380

MUNICIPAL BONDS — 1.48%*
Georgia — 0.05%
Metropolitan Atlanta Rapid Transit Authority, Transit Improvements Revenue Bonds, Pre-Refunded 01/01/13 @ 100 (MBIA)
5.00%	07/01/28		75,000	80,026

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS (continued)
Massachusetts — 0.79%
Commonwealth of Massachusetts, Consolidated Loans, G.O., Series E, Pre-Refunded 01/01/13 @ 100 (MBIA-IBC)
5.38%	01/01/17	$170,000	$182,565
Commonwealth of Massachusetts, Fuel Sales Tax Revenue Bonds, Series A, Pre-Refunded 06/01/12 @ 100 (FGIC)
5.38%	06/01/19	140,000	149,513
Commonwealth of Massachusetts, G.O., Pre-Refunded 01/01/13 @ 100 (XLCA-ICR)
5.25%	01/01/17	245,000	260,278
Commonwealth of Massachusetts, Miscellaneous Taxes G.O., Series E, Pre-Refunded 01/01/13 @ 100 (FSA)
5.25%	01/01/18	215,000	229,784
Commonwealth of Massachusetts, Public Improvements G.O., Series B, Pre-Refunded 03/01/12 @ 100 (FSA)
5.50%	03/01/19	260,000	277,711
Commonwealth of Massachusetts, Public Improvements G.O., Series B, Pre-Refunded 08/01/14 @ 100 (AMBAC)
5.00%	08/01/22	140,000	148,646

			1,248,497

South Carolina — 0.10%
Greenville County School District, School Improvements Revenue Bonds, Pre-Refunded 12/01/12 @ 101 OID
5.50%	12/01/28	150,000	164,091

Texas — 0.54%
County of Galveston, Public Improvements G.O., Series C, Pre-Refunded 02/01/13 @ 100 OID (AMBAC)
5.00%	02/01/28	240,000	255,830
County of Harris, Flood Control District Contract G.O., Series B, Refunded 10/01/13 @ 100
5.25%	10/01/20	313,000	340,112
5.25%	10/01/20	25,000	27,166
North Texas Tollway Authority, Highway Improvements Revenue Bonds, Series A, Pre-Refunded 01/01/15 @ 100 (FSA)
5.00%	01/01/30	215,000	230,235

			853,343

Total Municipal Bonds
(Cost $2,379,924)			2,345,957

U.S. TREASURY SECURITIES — 18.62%
U.S. Treasury Notes — 18.62%
2.50%	03/31/13	3,667,000	3,538,945
3.63%	12/31/12	5,539,000	5,622,518
4.25%	09/30/12	7,041,000	7,333,096
4.25%	11/15/14	1,817,000	1,897,631
4.75%	05/31/12	6,483,000	6,857,296
5.13%	05/15/16	3,838,000	4,185,822

			29,435,308

Total U.S. Treasury Securities (Cost $29,188,863)			29,435,308

Total Bonds – 99.30% (Cost $160,625,304)			156,938,577

	Notional Amount (000’s)
PURCHASED SWAPTIONS — 0.14%

Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.00% annually; Option Expiration Date of 05/24/10. Counterparty: Merrill Lynch & Co., Inc.

	$8,052,000	125,828

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.32% annually; Option Expiration Date of 05/24/10. Counterparty: Merrill Lynch & Co., Inc.

	1,062,000	92,874

Total Purchased Swaptions (Cost $87,151)		218,702

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS — 9.51%
Commercial Paper — 1.35%
BNP Paribas Finance, Inc.
2.38%[8]	07/02/08		$660,000	$659,956
Rabobank USA Finance Corp.
2.36%[8]	07/21/08		1,480,000	1,478,068

				2,138,024

Money Market Fund — 0.45%
Goldman Sachs Group, Inc. (The), 2.35%			702,000	702,000

U.S. Agency Discount Notes — 7.71%
Fannie Mae
2.13%[8]	07/21/08		517,000	516,388
2.18%[8]	08/04/08		2,080,000	2,075,737
Federal Home Loan Bank
2.09%[8]	07/21/08		997,000	995,843
2.16%[8]	07/11/08		295,000	294,823
2.21%[8]	07/29/08		1,140,000	1,138,049
2.23%[8]	07/25/08		1,415,000	1,412,896
Freddie Mac
2.00%[8]	07/21/08		532,000	531,396
2.06%[8]	07/21/08		331,000	330,624
2.06%[8]	07/21/08		3,855,000	3,850,621
2.07%[8]	07/21/08		964,000	962,905
2.33%[8]	07/11/08	[9]	76,000	75,867

				12,185,149

Total Short Term Investments (Cost $15,025,255)				15,025,173

Total Investments – 108.95% (Cost $175,737,710)[1]				172,182,452

Liabilities in Excess of Other Assets – (8.95)%				(14,149,666)

Net Assets – 100.00%				$158,032,786

Issues	Notional Amount (000’s)		Premiums Received	Value
WRITTEN SWAPTIONS
Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 5.25% annually; Option Expiration Date of 05/24/10. Counterparty: Merrill Lynch & Co., Inc.	(4,000,000)		$(87,163)	$(206,030)

Total Written Swaptions			$(87,163)	$(206,030)

Contracts				Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
4 U.S. Treasury Two Year Note, September 2008				$150
52 U.S. Treasury Five Year Note, September 2008				(5,616)

Net unrealized depreciation				$(5,466)

Issues	Expiration Date		Notional Amount (000’s)	Value
SWAPS: INTEREST RATE
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.20% quarterly. Counterparty: CS First Boston	09/03/08		$9,480	$(11,401)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.42% quarterly. Counterparty: CS First Boston	06/11/09		4,310	10,861

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.75% quarterly. Counterparty: Morgan Stanley	06/17/09		4,310	36,502

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.04 % semi-annually. Counterparty: Citigroup, Inc.	12/15/10		780	5,713

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.94% quarterly. Counterparty: CS First Boston	12/15/10		1,340	6,874

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.95% quarterly. Counterparty: Merrill Lynch & Co., Inc.	12/15/10		1,880	9,956

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.26% semi-annually. Counterparty: Barclays Capital, Inc.	04/30/11		540	22,378

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.37% semi-annually. Counterparty: Barclays Capital, Inc.	04/30/11		555	24,633

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.48% semi-annually. Counterparty: Lehman Brothers Holdings, Inc.	04/30/11		826	39,271

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.23% semi-annually. Counterparty: Citigroup, Inc.	06/10/11		4,310	(4,033)

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE (continued)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.21% semi-annually. Counterparty: Citigroup, Inc.	06/11/11	$7,180	$(9,993)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.48% quarterly. Counterparty: Morgan Stanley	06/13/11	3,450	12,309

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.40% semi-annually. Counterparty: Merrill Lynch & Co., Inc.	02/26/13	767	(20,043)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.70% semi-annually. Counterparty: Merrill Lynch & Co., Inc.	02/26/13	1,523	(17,770)

The Fund pays a fixed rate equal to 4.65% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.	05/18/17	1,600	80,765

The Fund pays a fixed rate equal to 4.52% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.	05/24/17	620	36,616

The Fund pays a fixed rate equal to 5.03% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Merrill Lynch & Co., Inc.	10/16/17	30	250

The Fund pays a fixed rate equal to 5.05% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.	10/16/17	20	464

The Fund pays a fixed rate equal to 5.00% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Merrill Lynch & Co., Inc.	10/18/17	30	311

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.96% semi-annually. Counterparty: CS First Boston	06/03/19	2,310	(8,305)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.06% semi-annually. Counterparty: Citigroup, Inc.	06/10/19	1,050	(11,284)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.00% semi-annually. Counterparty: CS First Boston	06/11/19	1,050	(6,609)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.97% semi-annually. Counterparty: Citigroup, Inc.	06/11/19	1,750	(6,993)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.04% quarterly. Counterparty: Morgan Stanley	06/13/19	840	(7,456)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.20% quarterly. Counterparty: Morgan Stanley	06/17/19	1,050	(22,400)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.25% quarterly. Counterparty: Barclays Capital, Inc.	01/30/22	500	(4,318)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.16% quarterly. Counterparty: Lehman Brothers Holdings, Inc.	05/25/22	400	(3,912)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.88% quarterly. Counterparty: Lehman Brothers Holdings, Inc.	06/04/22	380	(19,111)

			$133,275

SWAPS: CREDIT DEFAULT (PURCHASED)
The Fund pays a fixed rate equal to 1.80% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Monoline AAA, due 09/20/12. Counterparty: JPMorgan Chase & Co.	09/20/12	100	43,803

The Fund pays a fixed rate equal to 0.53% and the Fund will receive from the counterparty at par including interest accrued in the event of default of Home Depot, Inc. 3.75%, due 09/15/09. Counterparty: Morgan Stanley	09/20/12	250	6,282

The Fund pays a fixed rate equal to 0.76% and the Fund will receive from the counterparty at par including interest accrued in the event of default of Macy’s Retail Holdings, Inc. 6.63%, due 04/01/11. Counterparty: Citigroup, Inc.	09/20/12	250	13,866

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (PURCHASED) (continued)
The Fund pays a fixed rate equal to 1.48% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Macy’s Retail Holdings, Inc. 6.625%, due 04/01/11. Counterparty: Citigroup, Inc.	12/20/12	$150	$2,396

The Fund pays a fixed rate equal to 0.91% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley 6.60%, due 04/01/12. Counterparty: JPMorgan Chase & Co.	12/20/12	825	39,378

The Fund pays a fixed rate equal to 3.78% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: CS First Boston	12/20/12	135	(1,460)

The Fund pays a fixed rate equal to 3.88% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.	12/20/12	40	(576)

The Fund pays a fixed rate equal to 3.91% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.	12/20/12	90	(1,393)

The Fund pays a fixed rate equal to 3.87% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG	12/20/12	135	(1,896)

The Fund pays a fixed rate equal to 0.41% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc. 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.	12/20/12	100	916

The Fund pays a fixed rate equal to 0.39% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc. 8.25%, due 06/01/10. Counterparty: CS First Boston	12/20/12	75	748

The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc. 8.25%, due 06/01/10. Counterparty: Goldman Sachs Group, Inc.	12/20/12	275	2,070

The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc. 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.	12/20/12	175	1,317

The Fund pays a fixed rate equal to 1.68% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc. 6.125%, due 12/01/12. Counterparty: UBS AG	12/20/12	325	12,581

The Fund pays a fixed rate equal to 1.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc. 6.125%, due 12/01/12. Counterparty: UBS AG	12/20/12	50	1,804

The Fund pays a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc. 3.75%, due 09/15/09. Counterparty: Citigroup, Inc.	12/20/12	175	3,402

The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc. 3.75%, due 09/15/09. Counterparty: Merrill Lynch & Co., Inc.	12/20/12	175	3,542

The Fund pays a fixed rate equal to 2.83% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp. 6.875%, due 11/15/12. Counterparty: Citigroup, Inc.	12/20/12	135	364

The Fund pays a fixed rate equal to 0.46% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc. 6.95%, due 03/15/28. Counterparty: Goldman Sachs Group, Inc.	12/20/12	175	4,125

The Fund pays a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc. 6.95%, due 03/15/28. Counterparty: Morgan Stanley	12/20/12	275	5,375

The Fund pays a fixed rate equal to 0.58% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc. 6.95%, due 03/15/28. Counterparty: UBS AG	12/20/12	175	3,280

The Fund pays a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Goldman Sachs Group, Inc. 6.60%, due 01/15/12. Counterparty: JPMorgan Chase & Co.	12/20/12	325	7,751

The Fund pays a fixed rate equal to 3.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp. 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.	12/20/12	175	6,590

The Fund pays a fixed rate equal to 3.65% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp. 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.	12/20/12	120	4,150

The Fund pays a fixed rate equal to 1.44% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Macy’s Retail Holdings, Inc. 6.625%, due 04/01/11. Counterparty: Morgan Stanley	12/20/12	150	2,630

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (PURCHASED) (continued)
The Fund pays a fixed rate equal to 0.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Monoline AAA, due 12/20/12. Counterparty: JPMorgan Chase & Co.	12/20/12	$425	$195,074

The Fund pays a fixed rate equal to 2.78% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp. 6.875%, due 11/15/12. Counterparty: Merrill Lynch & Co., Inc.	12/20/12	300	1,373

The Fund pays a fixed rate equal to 2.83% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp. 6.875%, due 11/15/12. Counterparty: Merrill Lynch & Co., Inc.	12/20/12	190	513

The Fund pays a fixed rate equal to 1.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Macy’s Retail Holdings, Inc. 6.625%, due 04/01/11. Counterparty: Morgan Stanley	12/20/12	75	2,544

The Fund pays a fixed rate equal to 1.24% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 7.88%, due 08/01/11. Counterparty: UBS AG	12/20/12	250	20,113

The Fund pays a fixed rate equal to 2.55% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Goldman Sachs Group, Inc. 6.60%, due 01/15/12. Counterparty: CS First Boston	03/20/13	375	(18,683)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.125%, due 02/01/16. Counterparty: Deutsche Bank AG	03/20/13	75	(2,034)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.125%, due 02/01/16. Counterparty: Morgan Stanley	03/20/13	75	(2,034)

The Fund pays a fixed rate equal to 3.52% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp. 6.875%, due 11/15/12. Counterparty: Deutsche Bank AG	03/20/13	125	(3,162)

The Fund pays a fixed rate equal to 4.62% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG	03/20/13	225	(9,931)

The Fund pays a fixed rate equal to 1.85% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.125%, due 02/01/16. Counterparty: Goldman Sachs Group, Inc.	06/20/13	80	(804)

The Fund pays a fixed rate equal to 0.50% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Southwest Airlines Co. 6.50%, due 03/01/12. Counterparty: UBS AG	03/20/14	250	17,685

The Fund pays a fixed rate equal to 0.64% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Gannett Co., Inc. 6.38%, due 04/01/12. Counterparty: Lehman Brothers Holdings, Inc.	06/20/14	500	52,262

The Fund pays a fixed rate equal to 0.80% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Goldman Sachs Group, Inc., 6.60%, due 01/15/12. Counterparty: UBS AG	09/20/14	250	7,053

The Fund pays a fixed rate equal to 0.43% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Goldman Sachs Group, Inc. 6.60%, due 01/15/12. Counterparty: CS First Boston	09/20/14	250	11,831

The Fund pays a fixed rate equal to 1.16% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lehman Brothers Holdings 6.625%, due 01/18/12. Counterparty: Barclays Capital, Inc.	12/20/14	885	61,675

The Fund pays a fixed rate equal to 2.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.125%, due 02/01/16. Counterparty: Citigroup, Inc.	03/20/15	150	(6,174)

The Fund pays a fixed rate equal to 4.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG	03/20/15	225	(9,492)

			$478,854

SWAPS: CREDIT DEFAULT (WRITTEN)
The Fund receives a fixed rate equal to 1.60% and the Fund will pay to the counterparty at par including interest accrued in the event of default of Wachovia Corp. 3.625%, due 02/17/09. Counterparty: CS First Boston	03/20/09	500	(537)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley	08/25/37	180	(91,385)

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (WRITTEN) (continued)
The Fund receives a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Barclays Capital, Inc.	08/25/37	$105	$(95,691)

The Fund receives a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Citigroup, Inc.	08/25/37	105	(95,691)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston	08/25/37	755	(383,244)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Lehman Brothers Holdings, Inc.	08/25/37	130	(65,989)

The Fund receives a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Citigroup, Inc.	08/25/37	110	(100,248)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Lehman Brothers Holdings, Inc.	08/25/37	750	(380,705)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Lehman Brothers Holdings, Inc.	08/25/37	400	(203,045)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	750	(405,346)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.	01/25/38	105	(93,200)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: JPMorgan Chase & Co.	01/25/38	210	(186,401)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.	01/25/38	200	(177,525)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.	01/25/38	160	(142,020)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.	01/25/38	1,075	(954,195)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: JPMorgan Chase & Co.	01/25/38	105	(93,200)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: JPMorgan Chase & Co.	01/25/38	375	(332,859)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	85	(75,448)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	95	(84,324)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	95	(84,324)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	95	(84,324)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.	01/25/38	395	(350,611)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 08/25/37. Counterparty: Citigroup, Inc.	01/25/38	160	(142,020)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.	01/25/38	140	(124,267)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.	01/25/38	1,000	(540,417)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	100	(54,118)

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (WRITTEN) (continued)
The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Morgan Stanley	01/25/38	$500	$(270,209)

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	180	(167,625)

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	645	(600,657)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.	01/25/38	110	(97,639)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	95	(84,324)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Lehman Brothers Holdings, Inc.	05/25/46	795	(631,886)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Lehman Brothers Holdings, Inc.	05/25/46	400	(317,930)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: Lehman Brothers Holdings, Inc.	05/25/46	250	(198,706)

			$(7,710,110)

Notes:

[1]	Cost for financial reporting purposes is $175,737,710 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$2,078,440
Gross unrealized depreciation	(5,633,698)

Net unrealized (depreciation)	$(3,555,258)

[2]	Floating rate security. The rate disclosed is that in effect at June 30, 2008.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2008 was $10,045,397 representing 6.36% of total net assets.

[4]	Illiquid security.
[5]	Expected maturity date.
[6]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
05/09/08	Calpine CCFC I Term Loan, 8.80%, 08/26/09	$754,405	$753,750	0.48%
10/23/07	HCA Term Loan A, 4.80%, 11/18/12	706,577	681,358	0.43%

		$1,460,982	$1,435,108	0.91%

[7]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2008.
[8]	Represents annualized yield at date of purchase.
[9]	Securities, or a portion thereof, pledged as collateral for futures, written options and reverse repurchase agreements.
†

Fair valued security. The aggregate value of fair valued securities is $6,440,859 which is 4.08% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(AMBAC): Americian Municipal Bond Insurance

(FGIC): Financial Guaranty Insurance Corp.

(FSA): Financial Security Assurance

(G.O.): General Obligation

(IBC): Insured Bond Certificate

(ICR): Insured Capital Receipts

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MBIA): Municipal Bond Insurance Association

(MTN): Medium term note

(OID): Original Issue Discount

(STEP): Step coupon bond

(XLCA): XL Capital Assurance

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS — 84.41%
ASSET-BACKED SECURITIES — 6.28%**
Amresco Residential Securities Mortgage Loan Trust 1998-2 B1F
7.72%	06/25/28	[2,3]	$31,900	$8,608
Asset Backed Funding Certificates 2006-HE1 A2D
2.70%	01/25/37	[3]	18,144,000	9,344,160
Asset Backed Funding Certificates 2006-OPT2 A3D
2.70%	10/25/36	[3]	8,375,000	5,445,057
Asset Backed Funding Certificates 2007-WMC1 A2B
3.48%	06/25/37	[3]	41,977,000	24,320,424
Asset Backed Securities Corp. Home Equity 2003-HE4 M2
5.47%	08/15/33	[3]	6,688,469	5,352,962
Bayview Financial Acquisition Trust 2005-B 1A3 (STEP)
4.89%	04/28/39		9,784,000	7,963,256
Bear Stearns Asset Backed Securities Trust 2007-2 A1
2.67%	01/25/47	[3]	2,983,214	2,878,358
Birch Real Estate CDO Ltd. 1A A1
5.16%	02/10/38	4,†	2,205,000	1,921,486
BNC Mortgage Loan Trust 2007-1 A3
2.58%	03/25/37	[3]	12,881,000	11,807,683
Citigroup Mortgage Loan Trust, Inc. 2007-WFH4 M3B
3.48%	07/25/37	3,†	3,090,000	556,216
Conseco Finance 2001-C A5 (STEP)
7.29%	08/15/33		6,474,746	6,349,567
Countrywide Asset-Backed Certificates 2007-6 2A1
2.58%	09/25/37	[3]	15,642,464	14,748,776
Embarcadero Aircraft Securitization Trust 2000-A A1
2.95%	08/15/25	3,4,†	1,638,327	1,376,203
First Union Home Equity Loan Trust 1997-3 B
7.39%	03/25/29	†	161,829	24,275
Genesis Funding Ltd. 2006-1A G1
2.72%	12/19/32	3,4,†	12,600,000	9,670,637
GMAC Commercial Mortgage Securities, Inc. 1998-C2 X (IO)
0.74%	05/15/35	[2,3]	103,760,348	1,460,479
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A3
5.71%	10/15/38		28,350,000	28,487,194
GMAC Commercial Mortgage Securities, Inc. 2004-C3 A4
4.55%	12/10/41		435,000	422,588
Green Tree Recreational Equipment & Consumer Trust 1996-D Certificates
7.24%	12/15/22		425,266	348,711
Indymac Residential Asset Backed Trust 2007-A 2A4A
2.80%	04/25/47	[3]	6,256,000	3,788,083
Inman Square Funding Ltd. 2005-2A I
3.18%	10/06/40	2,3,4,†	3,734,054	2,053,728
Keystone Owner Trust 1998-P2 A5 (STEP)
7.90%	01/25/29	[4]	1,060,809	1,058,451
Lehman XS Trust 2006-GP1 A4A
2.81%	05/25/46	[2,3]	33,789,331	14,601,982
Long Beach Mortgage Loan Trust 2006-11 2A4
2.71%	12/25/36	3,†	11,750,000	4,994,007
Merrill Lynch First Franklin Mortgage Loan Trust 2007-1 A2C
2.73%	04/25/37	[3]	14,700,000	10,207,313
Morgan Stanley Mortgage Loan Trust 2007-10XS A18
6.00%	07/25/47	[3]	37,729,436	34,174,606
Nomura Asset Acceptance Corp. 2006-S1 A1
2.62%	01/25/36	[3,4]	876,670	822,219
Oakwood Mortgage Investors, Inc. 2001-D A3
5.90%	09/15/22	[3]	357,394	297,474
Oakwood Mortgage Investors, Inc. 2001-D A4
6.93%	09/15/31	[3]	2,567,524	2,180,510
Oakwood Mortgage Investors, Inc. 2002-B A2
5.19%	09/15/19	[3]	1,293,619	1,146,153
PAMCO CLO 1998-1A B2
4.22%	05/01/10	3,4,†	2,277,365	2,004,133
Popular ABS Mortgage Pass-Through Trust 2005-3 AF6 (STEP)
4.76%	07/25/35		5,810,000	5,209,975
Renaissance Home Equity Loan Trust 2007-1 N
9.79%	04/25/37	2,4,†	3,702,916	814,642
Residential Asset Mortgage Products, Inc. 2003-RS11 AI6A (STEP)
5.98%	12/25/33		254,900	216,947
Residential Funding Mortgage Securities II, Inc. 1999-HI6 AI7 (STEP)
8.60%	09/25/29		727,340	630,191
Residential Funding Mortgage Securities II, Inc. 2000-HI1 AI7 (STEP)
8.29%	02/25/25		390,842	341,094
Resmae Mortgage Loan Trust 2006-1 A1B
2.75%	02/25/36	[3,4]	6,865,190	5,814,899
Saxon Asset Securities Trust 2007-1 A2C
2.63%	01/25/47	[3]	8,135,000	6,038,968
Securitized Asset Backed Receivables LLC Trust 2007-BR5 A2A
2.61%	05/25/37	[3]	29,334,550	27,051,970

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SG Mortgage Securities Trust 2006-FRE1 A1B
2.75%	02/25/36	[3]	$5,132,501	$4,685,417
Signature 5 CBO
0.76%	10/15/09	2,†	2,000,000	200,011
Soundview Home Equity Loan Trust 2006-EQ1 A3
2.64%	10/25/36	[3]	19,051,000	15,958,184
Soundview Home Equity Loan Trust 2006-EQ1 A4
2.73%	10/25/36	[3]	6,350,000	3,849,596
Soundview Home Equity Loan Trust 2006-EQ2 A4
2.72%	01/25/37	[3]	11,864,000	6,718,537
Soundview Home Equity Loan Trust 2007-NS1 A4
2.78%	01/25/37	[3]	12,355,000	7,597,051
Structured Asset Investment Loan Trust 2005-11 M8
4.98%	01/25/36	3,†	3,586,920	179,366
Structured Asset Receivables Trust 2003-1
4.43%	01/21/10	4,†	6,157,555	6,065,323
Structured Asset Receivables Trust 2003-2
4.33%	01/21/09	4,†	1,529,194	1,506,123
Structured Asset Securities Corp. 2007-EQ1 A4
2.73%	03/25/37	[3]	26,325,800	17,491,493
Terwin Mortgage Trust 2005-7SL A1
2.75%	07/25/35	[3,4]	221,950	213,717
Terwin Mortgage Trust 2006-2HGS A2
4.50%	03/25/37	[3,4]	15,370,000	1,941,926
Terwin Mortgage Trust 2006-4SL A2
4.50%	05/25/37	2,3,4,†	23,030,000	10,134,349
Terwin Mortgage Trust 2006-6 1A2
4.75%	07/25/37	2,3,†	42,500,000	27,839,638
Terwin Mortgage Trust 2006-8 1A2
5.00%	08/25/37	[2,3,4]	27,500,000	4,147,712
Terwin Mortgage Trust 2007-9SL M1
3.98%	06/25/38	[3,4]	12,000,000	3,000,000
Vanderbilt Acquisition Loan Trust 2002-1 A4
6.57%	05/07/27	[3]	5,280,000	5,156,927
Vertical CDO Ltd. 2007-1A A1J
3.20%	04/10/47	2,3,4,†	8,200,000	81,996

Total Asset-Backed Securities (Cost $463,052,734)				372,701,351

CORPORATES — 21.38%*
Automotive — 0.05%
General Motors Corp.
7.38%	05/23/48		5,200,000	2,574,000
Metaldyne Corp.
10.00%	11/01/13		200,000	105,000

				2,679,000

Banking — 5.47%
Bank of America Corp.
5.75%	12/01/17		8,500,000	7,996,647
8.00%	12/29/49	[3]	35,778,000	33,573,717
8.13%	12/29/49	[3]	10,000,000	9,465,100
Bank One Corp. (STEP)
9.88%	03/01/19		1,165,000	1,273,635
BankAmerica Capital II
8.00%	12/15/26		800,000	801,016
BankAmerica Institutional A
8.07%	12/31/26	[4]	350,000	352,138
Banponce Trust I A
8.33%	02/01/27		12,675,000	12,100,911
BNP Paribas SA (MTN)
9.23%	06/08/17	[3]	15,136,000	14,403,418
Credit Suisse/New York
5.00%	05/15/13		16,178,000	15,760,624
6.00%	02/15/18		28,802,200	27,783,898
Deutsche Bank AG/London
4.88%	05/20/13		15,490,000	15,253,979
HBOS Capital Funding LP
6.07%	06/24/49	[3,4]	7,853,000	6,797,777
HBOS PLC
5.92%	09/29/49	[3,4]	37,572,000	26,794,960
6.75%	05/21/18	[4]	12,570,000	12,042,739
JPMorgan Chase & Co.
6.40%	05/15/38		37,114,000	34,533,909
JPMorgan Chase & Co. 1
7.90%	12/31/49	[3]	44,027,000	41,404,312
JPMorgan Chase & Co. C (MTN)
0.00%	07/23/13	[3]	2,500,000	2,196,500
JPMorgan Chase Capital XIII M
3.75%	09/30/34	[3]	3,250,000	2,539,524
National Australia Bank Ltd.
5.35%	06/12/13	[4]	25,750,000	25,871,586
National Australia Bank Ltd. A
8.60%	05/19/10		13,144,000	14,072,006
National Capital Trust II
5.49%	12/29/49	[3,4]	2,425,000	2,119,016
Nationsbank Capital Trust III
3.26%	01/15/27	[3]	8,514,000	6,693,732
Sovereign Capital Trust VI
7.91%	06/13/36		13,375,000	10,709,162

				324,540,306

Basic Industry — 0.04%
Freeport-McMoRan Copper & Gold, Inc.
5.88%	04/01/15	[3]	350,000	353,889
Massey Energy Co.
6.88%	12/15/13		1,500,000	1,470,000

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Basic Industry (continued)
Mosaic Co. (The)
7.38%	12/01/14	[4]	$750,000	$787,500

				2,611,389

Communications — 0.34%
Cincinnati Bell, Inc.
7.25%	07/15/13		525,000	514,500
Citizens Communications Co.
6.63%	03/15/15		1,400,000	1,256,500
CSC Holdings, Inc. B
7.63%	04/01/11		1,575,000	1,555,312
Dex Media West LLC/Dex Media Finance Co. B
8.50%	08/15/10		3,075,000	3,051,938
Hawaiian Telcom Communications, Inc. B
9.75%	05/01/13		775,000	310,000
Idearc, Inc.
8.00%	11/15/16		900,000	570,375
Level 3 Financing, Inc.
8.75%	02/15/17		575,000	497,375
9.25%	11/01/14		250,000	228,750
Mediacom LLC/Mediacom Capital Corp.
9.50%	01/15/13		750,000	710,625
Qwest Communications International, Inc.
7.25%	02/15/11		200,000	194,250
Qwest Communications International, Inc. B
7.50%	02/15/14		4,000,000	3,820,000
Qwest Corp.
5.63%	11/15/08		1,750,000	1,754,375
Rural Cellular Corp.
8.25%	03/15/12		1,850,000	1,905,500
Sprint Nextel Corp.
6.00%	12/01/16		800,000	689,086
Videotron Ltd.
9.13%	04/15/18	[4]	850,000	892,500
Windstream Corp.
8.13%	08/01/13		1,600,000	1,604,000
8.63%	08/01/16		500,000	501,250

				20,056,336

Consumer Products — 0.01%
Visant Holding Corp.
8.75%	12/01/13		550,000	541,750

Electric — 3.10%
Appalachian Power Co.
6.60%	05/01/09		9,671,000	9,836,167
Aquila, Inc.
9.95%	02/01/11		7,375,000	7,616,295
14.88%	07/01/12		1,000,000	1,167,500
Calpine Construction Finance Co., LP
11.50%	08/26/11	[3,4]	11,625,000	12,438,750
Cedar Brakes I LLC
8.50%	02/15/14	[4]	6,593,772	7,043,216
Cedar Brakes II LLC
9.88%	09/01/13	[4]	9,628,762	10,601,845
Cleco Power LLC
6.65%	06/15/18		20,000,000	20,019,960
Consolidated Edison Co. of New York, Inc. 08-A
5.85%	04/01/18		15,004,000	15,087,632
Entergy Gulf States Louisianna LLC
6.00%	05/01/18	[4]	17,500,000	17,106,215
Entergy Gulf States, Inc.
5.25%	08/01/15		4,600,000	4,344,176
FPL Group Capital, Inc.
5.35%	06/15/13		3,235,000	3,313,835
GWF Energy LLC
6.13%	12/30/11	[4]	2,631,090	2,702,324
Ipalco Enterprises, Inc.
7.25%	04/01/16	[4]	300,000	297,000
Kansas City Power & Light Co.
6.38%	03/01/18		7,025,000	7,060,427
Mirant Mid Atlantic LLC A
8.63%	06/30/12		17,259,345	18,208,609
Potomac Electric Power Co.
5.88%	10/15/08		125,000	125,445
Power Contract Financing LLC
6.26%	02/01/10	[4]	5,699,397	5,767,710
Public Service Co. of New Hampshire
6.00%	05/01/18		5,000,000	4,943,695
Public Service Co. of New Mexico
7.95%	05/15/18		17,849,000	18,395,715
Reliant Energy, Inc.
6.75%	12/15/14		3,680,000	3,772,000
SWEPCO Capital Trust I
5.25%	10/01/43	[3]	14,325,000	14,081,934

				183,930,450

Energy — 0.74%
AES Corp. (The)
8.75%	05/15/13	[4]	800,000	834,000
Allis-Chalmers Energy, Inc.
9.00%	01/15/14		500,000	486,250
Chesapeake Energy Corp.
7.00%	08/15/14		500,000	492,500
Comstock Resources, Inc.
6.88%	03/01/12		850,000	839,375
Corral Finans AB (PIK)
4.21%	04/15/10	[4]	518,179	455,998
Griffin Coal Mining Co. Ltd. (The)
9.50%	12/01/16	[4]	500,000	400,000
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%	11/01/15	[4]	550,000	530,750

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Mirant Americas Generation LLC
8.30%	05/01/11		$1,500,000	$1,556,250
Newfield Exploration Co.
7.13%	05/15/18		825,000	785,812
NRG Energy, Inc.
7.38%	01/15/17		1,000,000	947,500
OPTI Canada, Inc.
7.88%	12/15/14		750,000	744,375
Pride International, Inc.
7.38%	07/15/14		250,000	250,625
Sabine Pass LNG LP
7.25%	11/30/13		16,425,000	15,028,875
Sonat, Inc.
7.63%	07/15/11		1,600,000	1,623,149
Southern Union Co.
7.20%	11/01/66	[3]	10,975,000	8,910,943
Tesoro Corp.
6.50%	06/01/17		1,025,000	925,062
Virginia Electric & Power Co.
5.10%	11/30/12		9,295,000	9,308,719

				44,120,183

Finance — 6.67%
ABX Financing Co.
6.35%	10/15/36	[4]	9,800,000	9,297,456
Bear Stearns Cos., Inc. (The) (MTN)
2.98%	07/16/09	[3]	8,910,000	8,812,248
Citigroup Capital XXI
8.30%	12/21/57	[3]	11,637,000	11,018,133
Citigroup, Inc.
5.50%	04/11/13		7,700,000	7,522,792
6.13%	05/15/18		30,504,000	29,244,276
6.88%	03/05/38		24,257,000	23,480,170
8.40%	04/30/49	[3]	13,219,000	12,582,637
Countrywide Financial Corp. (MTN)
2.80%	09/02/08	[3]	21,480,000	21,316,559
2.87%	01/05/09	[3]	11,365,000	11,089,496
3.02%	03/24/09	[3]	19,505,000	18,734,396
5.80%	06/07/12		11,150,000	10,477,054
Countrywide Financial Corp. A (MTN)
3.08%	12/19/08	[3]	5,000,000	4,891,925
Countrywide Home Loans, Inc. K (MTN)
5.63%	07/15/09		1,655,000	1,614,516
Countrywide Home Loans, Inc. L (MTN)
4.00%	03/22/11		20,645,000	18,806,625
Credit Suisse Guernsey Ltd. 1
3.37%	05/29/49	[3]	15,933,000	11,861,800
Ford Motor Credit Co. LLC
5.46%	01/13/12	[3]	3,809,000	2,709,410
7.16%	04/15/12	[3]	2,925,000	2,741,942
7.38%	10/28/09		4,851,000	4,419,504
7.80%	06/01/12		7,750,000	5,998,578
8.00%	12/15/16		2,750,000	2,001,348
General Electric Capital Corp.
5.63%	05/01/18		12,652,000	12,257,890
GMAC LLC
4.88%	12/01/14	[3]	46,633,000	30,133,592
6.63%	05/15/12		8,706,000	5,977,087
7.25%	03/02/11		2,700,000	1,985,626
GMAC LLC (MTN)
3.95%	09/23/08	[3]	9,000,000	8,863,767
Lehman Brothers Holdings, Inc. (MTN)
0.00%	06/20/16	[3]	12,736,000	11,666,176
2.53%	11/24/08	[3]	3,765,000	3,719,818
2.56%	07/22/08		5,000,000	4,997,835
2.85%	12/23/08	[3]	2,850,000	2,795,764
8.92%	02/16/17	[3]	7,103,000	5,432,374
11.00%	11/07/16	[3]	12,918,000	10,591,468
Lehman Brothers Holdings, Inc. H (MTN)
0.00%	11/30/10	[3]	6,812,000	6,760,910
Merrill Lynch & Co., Inc. (MTN)
2.62%	05/18/17	[3]	2,625,000	2,395,313
4.50%	05/20/09	[3]	7,000,000	6,955,410
8.68%	05/02/17	[3]	1,795,000	1,604,281
9.57%	06/06/17	[3]	10,481,000	9,694,925
Onbank Capital Trust I
9.25%	02/01/27		10,200,000	10,663,433
Pemex Finance Ltd.
8.88%	11/15/10	†	250,000	264,963
Toyota Motor Credit Corp. (MTN)
8.00%	10/24/13	[3]	7,992,000	7,581,211
Wachovia Bank NA
6.00%	11/15/17		21,022,000	19,663,369
Wachovia Corp.
7.98%	09/29/49	[3]	11,000,000	10,131,550
Woodbourne Capital Trust I
3.55%	04/08/49	[2,3,4]	1,350,000	877,500
Woodbourne Capital Trust II
3.56%	04/08/49	[2,3,4]	1,350,000	877,500
Woodbourne Capital Trust III
3.56%	04/08/49	[2,3,4]	1,350,000	877,500
Woodbourne Capital Trust IV
3.56%	04/08/49	[2,3,4]	1,350,000	877,500

				396,267,627

Health Care — 0.03%
Community Health Systems, Inc.
8.88%	07/15/15		1,250,000	1,264,063
Tenet Healthcare Corp.
7.38%	02/01/13		400,000	378,000

				1,642,063

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials — 0.27%
General Electric Co.
5.25%	12/06/17		$16,828,000	$16,206,845

Insurance — 0.92%
Fairfax Financial Holdings Ltd.
7.75%	04/26/12		6,590,000	6,408,775
Farmers Exchange Capital
7.05%	07/15/28	[4]	2,926,000	2,681,495
7.20%	07/15/48	[4]	1,392,000	1,260,898
Farmers Insurance Exchange
8.63%	05/01/24	[4]	11,127,000	11,663,188
MetLife Capital Trust X
9.25%	04/08/38	[3,4]	11,500,000	12,416,182
Nationwide Mutual Insurance Co.
6.60%	04/15/34	[4]	15,939,000	13,210,689
ZFS Finance USA Trust I
6.15%	12/15/65	[3,4]	7,549,000	6,888,493

				54,529,720

Real Estate Investment Trust (REIT) — 2.25%
BRE Properties, Inc.
7.45%	01/15/11		9,280,000	9,541,677
Colonial Realty LP
4.75%	02/01/10		176,000	171,425
Developers Diversified Realty Corp.
4.63%	08/01/10		620,000	599,433
5.25%	04/15/11		3,430,000	3,295,102
5.38%	10/15/12		315,000	295,790
Equity One, Inc.
3.88%	04/15/09		270,000	264,641
First Industrial LP
5.25%	06/15/09		6,000,000	5,955,721
HCP, Inc.
6.45%	06/25/12		11,800,000	11,417,875
Highwoods Properties, Inc.
7.50%	04/15/18		6,730,000	6,405,352
Reckson Operating Partnership LP
7.75%	03/15/09		9,985,000	9,880,367
Shurgard Storage Centers LLC
7.75%	02/22/11		7,200,000	7,654,378
Simon Property Group LP
4.88%	08/15/10		24,080,000	23,517,178
5.30%	05/30/13		10,400,000	10,242,721
5.75%	05/01/12		2,025,000	2,026,671
6.13%	05/30/18		1,290,000	1,257,200
7.00%	07/15/09		1,750,000	1,762,896
UDR, Inc.
6.05%	06/01/13		3,100,000	3,015,742
UDR, Inc. (MTN)
5.00%	01/15/12		2,550,000	2,431,106
WEA Finance LLC
7.13%	04/15/18	[4]	33,240,000	34,134,056

				133,869,331

Secured Assets — 0.14%
Ingress I Ltd. B-A
7.38%	03/30/40	4,†	9,745,000	8,453,836

Services — 0.03%
Mobile Mini, Inc.
6.88%	05/01/15		750,000	648,750
United Rentals North America, Inc.
6.50%	02/15/12		1,000,000	905,000
7.00%	02/15/14		375,000	292,500

				1,846,250

Transportation — 1.32%
Air 2 US A
8.03%	10/01/19	[4,5]	2,604,318	2,304,821
American Airlines, Inc. 2001-2 A1
6.98%	04/01/11	[3,5]	66,462	64,136
American Airlines, Inc., AMBAC Assurance Corp. 2003-1
3.86%	07/09/10		3,144,481	2,968,686
Continental Airlines, Inc. 1997-1 A
7.46%	04/01/15	[5]	2,214,089	1,959,469
Continental Airlines, Inc. 1999-2 A1
7.26%	03/15/20	[5]	7,088,509	6,698,641
Continental Airlines, Inc. 2000-1 A2
7.92%	05/01/10	[5]	2,000,000	1,910,000
Continental Airlines, Inc. 2007-1 B
6.90%	04/19/22		2,500,000	2,006,250
Delta Air Lines, Inc.
6.82%	08/10/22		4,056,739	3,306,242
Delta Air Lines, Inc. 2000-1 A1
7.38%	05/18/10	[5]	4,402,870	4,248,770
Delta Air Lines, Inc. 2001-1 A2
7.11%	09/18/11	[5]	26,843,000	24,829,775
Northwest Airlines, Inc. 2001 1A-2
6.84%	04/01/11		23,190,000	21,392,775
United Air Lines, Inc. 2000-2 A1
7.03%	10/01/10	[5]	2,045,741	2,032,955
United Air Lines, Inc. 2001-1 A1
6.07%	03/01/13	[5]	4,714,236	4,731,915

				78,454,435

Total Corporates (Cost $1,327,853,457)				1,269,749,521

BANK LOANS — 1.25%*
Automotive — 0.11%
General Motors Corp. Strip II
0.00%	07/20/11	[6]	7,350,000	6,265,875

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Automotive (continued)
Metaldyne Corp.
0.00%	01/11/14		$250,000	$167,500

				6,433,375

Communications — 0.14%
Cebridge 2nd Lien (PIK)
8.87%	05/05/14	[6]	7,935,280	7,032,642
Charter Communications, Inc. Term Loan 3rd Lien
5.30%	09/06/14	[6]	1,000,000	835,000
Univision Communications, Inc. 1st Lien Strip
5.12%	03/15/14	[6]	375,000	309,609

				8,177,251

Consumer Discretionary — 0.02%
Tribune - Bridge Unsecured Delayed Drawing Term Loan
7.48%	12/31/08	[6]	1,523,810	979,048

Electric — 0.28%
Calpine CCFC I Term Loan
8.80%	08/26/09	[6]	13,514,016	13,581,586
TPF Generation Holdings LLC 2nd Lien
7.05%	12/15/14	[6]	1,000,000	909,167
TXU Energy Term Loan B3
6.26%	10/10/14		2,482,494	2,301,349

				16,792,102

Finance — 0.07%
Kelson 1st Lien
6.06%	03/16/13	[6]	4,000,000	3,884,168

Health Care — 0.42%
Carestream Health, Inc. Term Loan
8.01%	10/30/13	[6]	1,000,000	716,667
HCA Term Loan A
4.80%	11/18/12	[6]	25,968,090	24,362,560

				25,079,227

Insurance — 0.01%
Asurion Corp. Term Loan
5.78%	07/13/14	[6]	750,000	698,750

Materials — 0.02%
Lyondell Basell Industries
7.00%	12/20/14		1,645,875	1,440,141

Services — 0.03%
Cengage Learning Term Loan B
4.98%	07/09/14	[6]	1,985,000	1,807,839

Transportation — 0.15%
Delta Air Lines, Inc. Term Loan 1st Lien
4.90%	05/01/12	[6]	495,000	410,850
Northwest Air Dip
4.48%	05/21/12	[6]	11,180,000	8,459,537
Swift Transportation Co., Inc. Term Loan
6.13%	05/06/14	[6]	441,860	356,250

				9,226,637

Total Bank Loans (Cost $79,443,420)				74,518,538

MORTGAGE-BACKED — 53.75%**
Commercial Mortgage-Backed — 9.84%
Bayview Commercial Asset Trust 2006-3A A1
2.73%	10/25/36	3,4,†	8,538,336	7,001,483
Bear Stearns Adjustable Rate Mortgage Trust 2005-4 2A3
4.45%	08/25/35	[3]	23,003,000	22,395,472
Bear Stearns Commercial Mortgage Securities, Inc. 2001-TOP2 A2
6.48%	02/15/35		57,915,000	59,458,580
Bear Stearns Commercial Mortgage Securities, Inc. 2001-TOP4 A3
5.61%	11/15/33		25,000,000	25,274,727
Bear Stearns Commercial Mortgage Securities, Inc. 2003-PWR2 A4
5.19%	05/11/39	[3]	37,951,000	37,407,504
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 A4
5.54%	09/11/41		2,870,000	2,754,197
Citigroup Commercial Mortgage Trust 2007-C6 AM
5.89%	12/10/49	[3]	2,040,000	1,858,559
Commercial Mortgage Pass-Through Certificates 2006-C7 AM
5.99%	06/10/46	[3]	27,668,000	26,077,732
Credit Suisse Mortgage Capital Certificates 2006-C1 A3
5.71%	02/15/39	[3]	14,017,000	13,832,372
Credit Suisse Mortgage Capital Certificates 2006-C5 A3
5.31%	12/15/39		21,035,000	19,794,471
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2
5.18%	11/15/36		20,530,000	20,305,509
CS First Boston Mortgage Securities Corp. 2005-C5 AM
5.10%	08/15/38	[3]	9,355,000	8,790,190
First Union National Bank-Bank of America Commercial Mortgage Trust 2001-C1 A2
6.14%	03/15/33		11,300,282	11,510,040
GE Capital Commercial Mortgage Corp. 2005-C1 A5
4.77%	06/10/48	[3]	2,040,000	1,924,828

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Greenwich Capital Commercial Funding Corp. 2002-C1 A4
4.95%	01/11/35		$34,500,000	$33,631,166
Greenwich Capital Commercial Funding Corp. 2005-GG5 AM
5.28%	04/10/37	[3]	3,715,000	3,527,119
Greenwich Capital Commercial Funding Corp. 2007-GG9 A4
5.44%	03/10/39		16,885,000	15,767,240
GS Mortgage Securities Corp. II 2005-GG4 A4A
4.75%	07/10/39		435,000	408,714
JPMorgan Alternative Loan Trust 2007-A2 12A2
2.58%	06/25/37	[3]	33,766,137	30,331,158
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB16 AM
5.59%	05/12/45		16,880,000	15,523,034
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A4
6.07%	04/15/45	[3]	31,145,000	30,652,361
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB19 A4
5.94%	02/12/49	[3]	37,785,000	35,955,889
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD12 A4
5.88%	02/15/51	[3]	25,000,000	23,838,572
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A3
5.42%	01/15/49		15,265,000	14,177,315
LB-UBS Commercial Mortgage Trust 2000-C4 A2
7.37%	08/15/26		32,855,816	34,102,408
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 ASB
5.13%	12/12/49	[3]	25,000,000	23,757,098
Morgan Stanley Capital I 2006-HQ8 A4
5.56%	03/12/44	[3]	16,960,000	16,313,529
Morgan Stanley Capital I 2007-IQ16 A4
5.81%	12/12/49		2,870,000	2,730,733
Morgan Stanley Dean Witter Capital I 2000-LIFE A2
7.57%	11/15/36	[3]	5,643,328	5,810,638
Prudential Commercial Mortgage Trust 2003-PWR1 A1
3.67%	02/11/36		8,794,522	8,608,119
Wachovia Bank Commercial Mortgage Trust 2003-C8 A4
4.96%	11/15/35	[3]	30,000,000	28,901,160
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM
5.59%	04/15/47	[3]	2,220,000	1,996,640

				584,418,557

Non-Agency Mortgage-Backed — 5.84%
Adjustable Rate Mortgage Trust 2005-8 4A11
5.44%	11/25/35	[3]	21,286,086	20,107,009
American Home Mortgage Assets 2007-4 A2
2.67%	08/25/37	3,†	36,102,000	30,687,320
Banc of America Mortgage Securities, Inc. 2003-1 2A4
5.00%	02/25/18		148,574	143,707
Banc of America Mortgage Securities, Inc. 2006-B 4A1
6.21%	11/20/46	[3]	29,946,976	29,388,468
Banco de Credito Y Securitizacion SA 2001-1 AF
8.00%	05/31/10	2,4,†	1,565,882	422,959
BHN I Mortgage Fund 1997-2 A1
3.93%	05/31/17	2,3,4,7,†	13,760	3,715
BHN I Mortgage Fund 1997-2 A2
7.54%	05/31/17	2,4,7,†	2,500	675
BHN I Mortgage Fund 2000-1 AF
8.00%	03/31/11	[2,4]	529,945	143,416
BlackRock Capital Finance LP 1997-R2 AP
11.08%	12/25/35	[3,4]	4,192	4,195
Chase Mortgage Finance Corp. 2005-A1 1A1
5.41%	12/25/35	[3]	14,684,693	13,544,853
Chase Mortgage Finance Corp. 2007-A2 2A3
4.24%	07/25/37	[3]	29,255,858	28,613,982
Chevy Chase Mortgage Funding Corp. 2004-1A A1
2.76%	01/25/35	[3,4]	2,409,699	2,136,916
Citigroup Mortgage Loan Trust, Inc. 2004-RR2 A2
4.75%	05/25/34	[3,4]	19,094,440	17,767,140
Countrywide Alternative Loan Trust 2005-14 4X (IO)
3.73%	05/25/35	2,8,†	17,198,252	272,512
Countrywide Alternative Loan Trust 2005-27 2A1
4.88%	08/25/35	[3]	10,797,976	7,342,623
Countrywide Alternative Loan Trust 2006-46 A4
6.00%	02/25/47		18,347,166	18,039,712
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO)
3.58%	05/20/46	[2]	60,921,498	2,151,290
Countrywide Home Loan Mortgage Pass-Through Trust 2004-14 4A1
5.07%	08/25/34	[3]	12,105,138	11,249,120
Countrywide Home Loan Mortgage Pass-Through Trust 2005-HYB5 4A1
5.10%	09/20/35	[3]	13,135,382	9,834,795
DLJ Mortgage Acceptance Corp. 1996-QA S (IO)
0.00%	01/25/26	2,3,4,†	171,254	214

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GS Mortgage Securities Corp. II 2006-GG8 A4
5.56%	11/10/39		$8,655,000	$8,275,908
Harborview Mortgage Loan Trust 2005-1 X (IO)
2.80%	03/19/35	[2,8]	23,327,438	251,499
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
3.61%	12/25/34	[2,8]	9,132,440	102,740
IndyMac Index Mortgage Loan Trust 2004-AR5 2A1B
2.88%	08/25/34	[3]	38,781	32,300
JPMorgan Mortgage Trust 2003-A2 2A3
4.68%	11/25/33	[3]	305,000	259,746
JPMorgan Mortgage Trust 2004-A5 4A4
4.83%	12/25/34	[3]	400,000	373,832
JPMorgan Mortgage Trust 2006-A3 3A4
5.74%	05/25/36	[3]	23,500,000	20,563,229
MASTR Seasoned Securities Trust 2004-1 4A1
6.79%	10/25/32	[3]	78,723	75,591
MASTR Seasoned Securities Trust 2004-2 A2
6.50%	08/25/32		6,989,206	6,851,359
Ocwen Residential MBS Corp. 1998-R2 AP
9.20%	11/25/34	3,4,†	31,292	20,357
Residential Asset Mortgage Products, Inc. 2004-SL1 A8
6.50%	11/25/31		89,580	91,754
Residential Asset Securitization Trust 2007-A7 A4
6.00%	07/25/37		26,224,842	25,304,434
Ryland Mortgage Securities Corp. 1994-5 M3
5.71%	10/25/23	3,†	388,122	213,637
Structured Asset Securities Corp. 1997-2 2A4
7.25%	03/28/30		6,694	6,864
Structured Asset Securities Corp. 2001-15A 4A1
6.00%	10/25/31	[3]	4,351	4,326
Structured Mortgage Asset Residential Trust 1991-7 I (IO)
8.50%	12/25/22	[2,3]	4	1
Washington Mutual Alternative Mortgage Pass-Through Certificates 2007-OA3 4A1
4.30%	04/25/47	[3]	30,956,491	22,512,028
Washington Mutual Mortgage Pass-Through Certificates 2007-OA1 XPPP (IO)
1.14%	02/25/47	2,8,†	176,055,437	2,145,835
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS2 3A1
5.00%	03/25/18		179,061	173,206
Wells Fargo Mortgage Backed Securities Trust 2004-G A3
4.76%	06/25/34	[3]	445,000	378,212
Wells Fargo Mortgage Backed Securities Trust 2005-12 1A1
5.50%	11/25/35		33,389,782	30,979,457
Wells Fargo Mortgage Backed Securities Trust 2005-17 1A1
5.50%	01/25/36		24,706,279	24,019,464
Wells Fargo Mortgage Backed Securities Trust 2006-2 3A1
5.75%	03/25/36		13,229,170	12,289,175

				346,779,575

U.S. Agency Mortgage-Backed — 38.07%
Collateralized Mortgage Obligation Trust 57 D
9.90%	02/01/19		7,161	7,685
Fannie Mae 1989-27 Y
6.90%	06/25/19		1,687	1,749
Fannie Mae 1992-123 Z
7.50%	07/25/22		5,941	6,396
Fannie Mae 1992-83 Z
7.00%	06/25/22		22,969	23,424
Fannie Mae 1993-132 D (PO)
0.00%	10/25/22	[8]	354,249	302,127
Fannie Mae 1993-199 SD (IO)
0.88%	10/25/23	[3]	1,215,856	27,706
Fannie Mae 1993-29 PK
7.00%	03/25/23		202,000	211,922
Fannie Mae 1994-55 H
7.00%	03/25/24		130,000	137,464
Fannie Mae 1997-34 SA
17.24%	10/25/23	[3]	34,637	43,811
Fannie Mae 2003-106 WG
4.50%	11/25/23		32,004,000	29,609,906
Fannie Mae 2003-52 SV
12.04%	05/25/31	[3]	4,515,178	4,750,090
Fannie Mae 2003-53 IA (IO)
5.50%	10/25/28		4,625,305	308,336
Fannie Mae 2003-91 IQ (IO)
5.50%	06/25/26		3,906,966	118,369
Fannie Mae 2006-80 PG
6.00%	06/25/35		23,300,000	23,900,595
Fannie Mae 2007-34 SB (IO)
3.63%	04/25/37	3,†	40,026,872	2,498,537
Fannie Mae 2007-54 FA
2.88%	06/25/37	[3]	30,103,263	29,722,580
Fannie Mae 2008-24 NA
6.75%	06/25/37		43,533,974	45,423,549
Fannie Mae FNCI (TBA)
5.00%	07/25/23		73,715,000	72,891,463
5.50%	07/25/23		22,325,000	22,475,002

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae FNCL (TBA)
5.00%	07/25/38		$115,600,000	$110,813,466
6.50%	07/25/38		28,360,000	29,170,920
Fannie Mae G92-36 Z
7.00%	07/25/22		1,199	1,275
Fannie Mae Pool 233672
7.50%	09/01/23	[3]	24,206	24,627
Fannie Mae Pool 254232
6.50%	03/01/22		79,903	83,067
Fannie Mae Pool 254868
5.00%	09/01/33		61,374,213	59,217,725
Fannie Mae Pool 308798
5.35%	04/01/25	[3]	8,906	8,983
Fannie Mae Pool 312155
6.30%	03/01/25	[3]	30,051	30,229
Fannie Mae Pool 545191
7.00%	09/01/31		38,094	39,978
Fannie Mae Pool 633698
7.50%	02/01/31		17,268	18,907
Fannie Mae Pool 655928
7.00%	08/01/32		134,560	143,595
Fannie Mae Pool 725027
5.00%	11/01/33		70,413,939	67,899,943
Fannie Mae Pool 725257
5.50%	02/01/34		14,466,587	14,346,504
Fannie Mae Pool 725425
5.50%	04/01/34		57,514,809	56,975,608
Fannie Mae Pool 730957
5.00%	08/01/33		23,132,141	22,306,252
Fannie Mae Pool 734922
4.50%	09/01/33		19,270,725	17,961,671
Fannie Mae Pool 735224
5.50%	02/01/35		78,262,977	77,613,333
Fannie Mae Pool 735646
4.50%	07/01/20		24,131,262	23,546,079
Fannie Mae Pool 735651
4.50%	06/01/35		74,875,980	69,508,893
Fannie Mae Pool 735883
6.00%	03/01/33		13,012,990	13,323,997
Fannie Mae Pool 765387
6.00%	08/01/34		216,301	220,957
Fannie Mae Pool 770284
5.00%	04/01/34		10,155,439	9,781,750
Fannie Mae Pool 770332
5.00%	04/01/34		38,732,657	37,307,415
Fannie Mae Pool 817611
5.34%	11/01/35	[3]	10,162,750	10,196,064
Fannie Mae Pool 888412
7.00%	04/01/37		24,251,012	25,188,749
Fannie Mae Pool 888430
5.00%	11/01/33		54,766,883	52,811,535
Fannie Mae Pool 889125
5.00%	12/01/21		70,242,559	70,470,299
Fannie Mae Pool 889184
5.50%	09/01/36		68,540,786	67,962,473
Fannie Mae Pool 896464
5.81%	07/01/36	[3]	17,325,553	17,499,319
Fannie Mae Pool 908408
5.60%	04/01/37	[3]	35,003,283	35,410,476
Fannie Mae Pool 928920
6.50%	12/01/37		41,771,524	43,060,665
Fannie Mae Pool 933033
6.50%	10/01/37		45,028,223	46,132,819
Freddie Mac 1004 H
7.95%	10/15/20		1,372	1,370
Freddie Mac 1073 G
7.00%	05/15/21		4,863	5,105
Freddie Mac 165 K
6.50%	09/15/21		901	900
Freddie Mac 1980 Z
7.00%	07/15/27		599,406	632,971
Freddie Mac 2098 TZ
6.00%	01/15/28		795,965	792,117
Freddie Mac 2209 TC
8.00%	01/15/30		176,957	187,084
Freddie Mac 2627 NI (IO)
5.00%	04/15/29		6,574,864	498,743
Freddie Mac 2642 BW (IO)
5.00%	06/15/23		153,926	27,368
Freddie Mac Gold A24156
6.50%	10/01/31		3,107,449	3,232,171
Freddie Mac Gold A25162
5.50%	05/01/34		26,734,613	26,479,797
Freddie Mac Gold A54856
5.00%	01/01/34		33,386,883	32,200,083
Freddie Mac Gold A65805
6.00%	09/01/37		5,545,343	5,636,971
Freddie Mac Gold C01492
5.00%	02/01/33		13,776,286	13,295,192
Freddie Mac Gold C46104
6.50%	09/01/29		137,267	142,991
Freddie Mac Gold C55789
7.50%	10/01/27		49,257	53,382
Freddie Mac Gold C90573
6.50%	08/01/22		630,139	656,197
Freddie Mac Gold G01515
5.00%	02/01/33		12,839,704	12,391,317
Freddie Mac Gold G01601
4.00%	09/01/33		230,975	209,758
Freddie Mac Gold G01611
4.00%	09/01/33		76,234	69,231
Freddie Mac Gold G01644
5.50%	02/01/34		52,983,370	52,503,208

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold G01673
5.50%	04/01/34		$3,318,083	$3,300,080
Freddie Mac Gold G02366
6.50%	10/01/36		23,254,059	24,316,722
Freddie Mac Gold G02461
6.50%	11/01/36		22,428,982	23,516,764
Freddie Mac Gold G02579
5.00%	12/01/34		24,924,860	24,041,293
Freddie Mac Gold G02884
6.00%	04/01/37		50,929,121	51,524,953
Freddie Mac Gold G02955
5.50%	03/01/37		34,487,561	34,165,596
Freddie Mac Gold G03139
6.50%	07/01/37		13,945,668	14,392,093
Freddie Mac Gold G03357
5.50%	08/01/37		14,385,235	14,216,657
Freddie Mac Gold G03436
6.00%	11/01/37		81,203,591	82,545,351
Freddie Mac Gold G03601
6.00%	07/01/37		54,660,371	55,495,221
Freddie Mac Gold G03676
5.50%	12/01/37		38,673,575	38,220,367
Freddie Mac Gold G03739
6.00%	11/01/37		45,012,545	45,756,306
Freddie Mac Gold G03783
5.50%	01/01/38		16,872,577	16,674,850
Freddie Mac Gold G04048
6.00%	03/01/38		70,264,073	71,117,670
Freddie Mac Gold G04079
5.50%	03/01/38		69,851,410	68,890,953
Freddie Mac Gold G11707
6.00%	03/01/20		7,645,793	7,835,770
Freddie Mac Gold G12393
5.50%	10/01/21		74,280,121	74,959,086
Freddie Mac Gold G12824
6.00%	08/01/22		17,537,870	17,996,869
Freddie Mac Gold G12909
6.00%	11/01/22		46,685,764	47,907,620
Freddie Mac Gold G13032
6.00%	09/01/22		17,827,213	18,271,501
Freddie Mac Gold G13058
4.50%	10/01/20		42,216,586	41,285,183
Freddie Mac Non Gold Pool 781415
5.23%	04/01/34	[3]	5,783,469	5,809,739
Freddie Mac Non Gold Pool 781469
4.38%	04/01/34	[3]	4,475,195	4,502,111
Freddie Mac Non Gold Pool 847288
4.21%	05/01/34	[3]	7,280,559	7,380,937
Ginnie Mae (TBA)
5.50%	07/15/38		73,745,000	73,387,779
Ginnie Mae 2000-22 SG (IO)
8.33%	05/16/30	[3]	2,576,420	397,005
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		3,813,028	428,497
Ginnie Mae 2003-86 ZK
5.00%	10/20/33		19,185,293	17,067,292
Ginnie Mae 2005-78 ZA
5.00%	10/16/35		17,820,104	15,018,156
Ginnie Mae II Pool 81018
5.63%	08/20/34	[3]	66,063	66,736

				2,261,043,397

Total Mortgage-Backed (Cost $3,230,686,463)				3,192,241,529

MUNICIPAL BONDS — 1.60%*
Georgia — 0.20%
Metropolitan Atlanta Rapid Transit Authority, Transit Improvements Revenue Bonds, Pre-Refunded 01/01/13 @ 100 (MBIA)
5.00%	07/01/28		11,390,000	12,153,358

Massachusetts — 0.82%
Commonwealth of Massachusetts, Consolidated Loans, G.O., Series E, Pre-Refunded 01/01/13 @ 100 (MBIA-IBC)
5.38%	01/01/17		10,140,000	10,889,447
Commonwealth of Massachusetts, Fuel Sales Tax Revenue Bonds, Series A, Pre-Refunded 06/01/12 @ 100 (FGIC)
5.38%	06/01/19		4,440,000	4,741,698
Commonwealth of Massachusetts, G.O., Pre-Refunded 01/01/13 @ 100 (XLCA-ICR)
5.25%	01/01/17		9,230,000	9,805,583
Commonwealth of Massachusetts, Miscellaneous Taxes G.O., Series E, Pre-Refunded 01/01/13 @ 100 (FSA)
5.25%	01/01/18		7,260,000	7,759,198
Commonwealth of Massachusetts, Public Improvements G.O., Series B, Pre-Refunded 03/01/12 @ 100 (FSA)
5.50%	03/01/17		5,135,000	5,484,796
5.50%	03/01/18		4,870,000	5,201,745
Commonwealth of Massachusetts, Public Improvements G.O., Series B, Pre-Refunded 08/01/14 @ 100 (AMBAC)
5.00%	08/01/22		4,790,000	5,085,830

				48,968,297

South Carolina — 0.08%
Greenville County School District, School Improvements Revenue Bonds, Pre-Refunded 12/01/12 @ 101 OID
5.50%	12/01/28		4,095,000	4,479,684

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS (continued)
Texas — 0.50%
County of Galveston, Public Improvements G.O., Series C, Pre-Refunded 02/01/13 @ 100 OID (AMBAC)
5.00%	02/01/28		$8,280,000	$8,826,149
County of Harris, Flood Control District Contract G.O., Series B, Refunded 10/01/13 @ 100
5.25%	10/01/20		10,597,000	11,514,912
5.25%	10/01/20		880,000	956,225
North Texas Tollway Authority, Highway Improvements Revenue Bonds, Series A, Pre-Refunded 01/01/15 @ 100 (FSA)
5.00%	01/01/30		7,580,000	8,117,119

				29,414,405

Total Municipal Bonds (Cost $96,450,707)				95,015,744

U.S. AGENCY SECURITIES — 0.19%
Foreign Sovereign — 0.19%
Indonesia Government AID Bond
9.30%	07/01/20		9,156,250	11,597,453

Total U.S. Agency Securities (Cost $11,718,686)				11,597,453

U.S. TREASURY SECURITIES — 12.95%
U.S. Treasury Bonds — 3.08%
6.13%	11/15/27		112,644,000	134,741,599
8.75%	08/15/20		6,948,000	9,792,886
2.38%	01/15/27		34,341,000	38,243,252

				182,777,737

U.S. Treasury Notes — 9.87%
2.50%	03/31/13		358,853,000	346,321,494
3.63%	12/31/12		224,052,000	227,430,278
5.13%	05/15/16		11,298,000	12,321,893

				586,073,665

Total U.S. Treasury Securities (Cost $768,180,737)				768,851,402

Total Bonds – 97.40% (Cost $5,977,386,204)				5,784,675,538

			Notional Amount (000’s)	Value
PURCHASED SWAPTIONS — 0.09%
Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.00% annually; Option Expiration Date of 05/24/10. Counterparty: Merrill Lynch & Co., Inc.			$195,269,000	$3,051,449

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.32% annually; Option Expiration Date of 05/24/10. Counterparty: Merrill Lynch & Co., Inc.			25,762,000	2,252,949

Total Purchased Swaptions (Cost $2,113,754)				5,304,398

Issues	Maturity Date		Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS — 13.15%
Commercial Paper — 1.51%
BNP Paribas Finance, Inc.
2.40%	07/28/08		$33,250,000	$33,190,275
Rabobank USA Finance Corp.
2.36%	07/24/08		2,510,000	2,506,216
2.39%	07/24/08		53,800,000	53,717,850

				89,414,341

Money Market Fund — 0.77%
Bank of New York Cash Reserves			875,491	875,491
Goldman Sachs Group, Inc. (The), 2.35%			44,803,750	44,803,750

				45,679,241

U.S. Agency Discount Notes — 10.87%
Fannie Mae
2.00%[9]	07/21/08	[10]	730,000	729,171
2.03%[9]	07/21/08	[10]	73,000	72,917
2.10%[9]	07/21/08		40,736,000	40,688,409
2.13%[9]	07/21/08	[10]	1,481,000	1,479,256
2.18%[9]	08/04/08		59,170,000	59,048,734
2.36%[9]	09/17/08		24,000,000	23,879,616
2.37%[9]	09/17/08		10,823,000	10,768,712
2.41%[9]	09/17/08	[10]	1,570,000	1,562,125
Federal Home Loan Bank
2.08%[9]	07/21/08		17,996,000	17,975,216
2.13%[9]	07/21/08		558,000	557,340
2.19%[9]	07/16/08		85,200,000	85,122,255
2.38%[9]	09/17/08		58,605,000	58,311,037
Freddie Mac
1.97%[9]	07/21/08		170,000	169,807
1.99%[9]	07/21/08	[10]	22,000	21,975
1.99%[9]	07/21/08	[10]	16,000	15,982
2.05%[9]	07/21/08		1,153,000	1,151,690
2.06%[9]	07/21/08	[10]	1,602,000	1,600,180
2.06%[9]	07/21/08		269,254,000	268,947,959
2.07%[9]	07/14/08		14,290,000	14,279,653
2.21%[9]	07/21/08	[10]	690,000	689,157
2.24%[9]	07/23/08		31,480,000	31,436,907

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date	Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS (continued)
U.S. Agency Discount Notes (continued)
2.36%[9]	09/15/08	$27,136,000	$27,003,386

			645,511,484

Total Short Term Investments (Cost $780,593,091)			780,605,066

Total Investments – 110.64% (Cost $6,760,093,049)[1]			6,570,585,002

Liabilities in Excess of Other Assets – (10.64)%			(631,649,935)

NET ASSETS – 100.00%			$5,938,935,067

Issues	Notional Amount (000’s)	Premiums Received	Value
WRITTEN SWAPTIONS
Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 5.25% annually; Option Expiration Date of 05/24/10. Counterparty: Merrill Lynch & Co., Inc.	(97,000,000)	$(2,113,767)	$(4,996,218)

Total Written Swaptions		$(2,113,767)	$(4,996,218)

Contracts		Unrealized Depreciation
FUTURES CONTRACTS: SHORT POSITIONS
17	Euro Dollar Ninety Day, September 2008	$(48,833)
17	Euro Dollar Ninety Day, December 2008	(37,995)
17	Euro Dollar Ninety Day, March 2009	(34,595)
17	Euro Dollar Ninety Day, June 2009	(29,920)
17	Euro Dollar Ninety Day, September 2009	(23,545)
17	Euro Dollar Ninety Day, December 2009	(16,320)
17	Euro Dollar Ninety Day, March 2010	(12,070)

	Net unrealized depreciation	$(203,278)

Contracts		Unrealized Appreciation
FUTURES CONTRACTS: LONG POSITIONS
173	U.S. Treasury Two Year Note, September 2008	$54,464
5,500	U.S. Treasury Five Year Note, September 2008	1,170,355

	Net unrealized appreciation	$1,224,819

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.20% semi-annually. Counterparty: Barclays Capital, Inc.	06/03/11	$6,760	$(8,130)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.45% semi-annually. Counterparty: Barclays Capital, Inc.	06/13/11	12,850	38,751

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.20% quarterly. Counterparty: CS First Boston	09/03/08	342,200	(411,526)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.42% quarterly. Counterparty: CS First Boston	06/11/09	154,590	389,556

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.75% quarterly. Counterparty: Morgan Stanley	06/17/09	154,530	1,308,742

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.04 % semi-annually. Counterparty: Citigroup, Inc.	12/15/10	64,660	473,548

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.94% quarterly. Counterparty: CS First Boston	12/15/10	87,450	448,607

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.95% quarterly. Counterparty: Merrill Lynch & Co., Inc.	12/15/10	120,020	635,574

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.26% semi-annually. Counterparty: Barclays Capital, Inc.	04/30/11	16,000	662,095

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.37% semi-annually. Counterparty: Barclays Capital, Inc.	04/30/11	16,145	716,586

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.48% semi-annually. Counterparty: Lehman Brothers Holdings, Inc.	04/30/11	23,674	1,125,556

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.23% semi-annually. Counterparty: Citigroup, Inc.	06/10/11	159,500	(149,236)

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE (continued)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.21% semi-annually. Counterparty: Citigroup, Inc.	06/11/11	$257,710	$(358,678)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.48% quarterly. Counterparty: Morgan Stanley	06/13/11	109,780	391,682

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.86% semi-annually. Counterparty: Barclays Capital, Inc.	02/22/13	51,500	(228,265)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.40% semi-annually. Counterparty: Merrill Lynch & Co., Inc.	02/26/13	28,555	(746,184)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.70% semi-annually. Counterparty: Merrill Lynch & Co., Inc.	02/26/13	54,529	(636,243)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 8.35% semi-annually. Counterparty: Merrill Lynch & Co., Inc.	04/19/17	8,900	398,319

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 8.52% annually. Counterparty: Merrill Lynch & Co., Inc.	05/09/17	9,000	438,992

The Fund pays a fixed rate equal to 4.65% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.	05/18/17	38,700	1,953,490

The Fund pays a fixed rate equal to 4.52% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.	05/24/17	15,440	911,849

The Fund pays a fixed rate equal to 5.03% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Merrill Lynch & Co., Inc.	10/16/17	9,810	81,781

The Fund pays a fixed rate equal to 5.05% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.	10/16/17	10,290	238,819

The Fund pays a fixed rate equal to 5.00% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Merrill Lynch & Co., Inc.	10/18/17	10,710	111,060

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.96% semi-annually. Counterparty: CS First Boston	06/03/19	83,360	(299,695)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.97% semi-annually. Counterparty: Barclays Capital, Inc.	06/03/19	1,650	(6,881)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.06% semi-annually. Counterparty: Citigroup, Inc.	06/10/19	38,900	(418,058)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.97% semi-annually. Counterparty: Citigroup, Inc.	06/11/19	62,750	(250,735)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.00% semi-annually. Counterparty: CS First Boston	06/11/19	37,700	(237,305)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.03% semi-annually. Counterparty: Barclays Capital, Inc.	06/13/19	3,125	(25,108)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.04% quarterly. Counterparty: Morgan Stanley	06/13/19	26,750	(237,451)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.20% quarterly. Counterparty: Morgan Stanley	06/17/19	37,650	(803,192)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.25% quarterly. Counterparty: Barclays Capital, Inc.	01/30/22	10,100	(87,215)

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE (continued)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.75% quarterly. Counterparty: JPMorgan Chase & Co.	03/26/22	$4,960	$(296,200)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.16% quarterly. Counterparty: Lehman Brothers Holdings, Inc.	05/25/22	10,000	(97,793)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.88% quarterly. Counterparty: Lehman Brothers Holdings, Inc.	06/04/22	9,810	(493,369)

			$4,533,743

SWAPS: CREDIT DEFAULT (PURCHASED)
The Fund pays a fixed rate equal to 1.80% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Monoline AAA, due 09/20/12. Counterparty: JPMorgan Chase & Co.	09/20/12	2,570	1,125,741

The Fund pays a fixed rate equal to 0.53% and the Fund will receive from the counterparty at par including interest accrued in the event of default of Home Depot, Inc. 3.75%, due 09/15/09. Counterparty: Morgan Stanley	09/20/12	8,000	201,022

The Fund pays a fixed rate equal to 0.76% and the Fund will receive from the counterparty at par including interest accrued in the event of default of Macy’s Retail Holdings, Inc. 6.63%, due 04/01/11. Counterparty: Citigroup, Inc.	09/20/12	8,500	471,450

The Fund pays a fixed rate equal to 1.48% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Macy’s Retail Holdings, Inc. 6.625%, due 04/01/11. Counterparty: Citigroup, Inc.	12/20/12	4,575	73,067

The Fund pays a fixed rate equal to 0.91% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley 6.60%, due 04/01/12. Counterparty: JPMorgan Chase & Co.	12/20/12	27,500	1,312,607

The Fund pays a fixed rate equal to 3.78% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: CS First Boston	12/20/12	4,495	(48,603)

The Fund pays a fixed rate equal to 3.88% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.	12/20/12	2,415	(34,789)

The Fund pays a fixed rate equal to 3.91% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.	12/20/12	3,365	(52,101)

The Fund pays a fixed rate equal to 3.87% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG	12/20/12	4,550	(63,910)

The Fund pays a fixed rate equal to 0.46% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc. 6.95%, due 03/15/28. Counterparty: Goldman Sachs Group, Inc.	12/20/12	6,250	147,322

The Fund pays a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc. 6.95%, due 03/15/28. Counterparty: Morgan Stanley	12/20/12	9,300	181,778

The Fund pays a fixed rate equal to 0.58% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc. 6.95%, due 03/15/28. Counterparty: UBS AG	12/20/12	6,250	117,130

The Fund pays a fixed rate equal to 0.41% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc. 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.	12/20/12	3,200	29,314

The Fund pays a fixed rate equal to 0.39% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc. 8.25%, due 06/01/10. Counterparty: CS First Boston	12/20/12	3,100	30,929

The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc. 8.25%, due 06/01/10. Counterparty: Goldman Sachs Group, Inc.	12/20/12	9,250	69,633

The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc. 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.	12/20/12	6,000	45,167

The Fund pays a fixed rate equal to 1.67% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc. 6.125%, due 12/20/12. Counterparty: Citigroup, Inc.	12/20/12	1,825	71,332

The Fund pays a fixed rate equal to 1.68% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc. 6.125%, due 12/01/12. Counterparty: UBS AG	12/20/12	8,975	347,418

The Fund pays a fixed rate equal to 1.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc. 6.125%, due 12/01/12. Counterparty: UBS AG	12/20/12	2,700	97,405

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (PURCHASED) (continued)
The Fund pays a fixed rate equal to 1.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series EM 8.175%, due 12/20/12. Counterparty: JPMorgan Chase & Co.	12/20/12	$10,250	$265,275

The Fund pays a fixed rate equal to 3.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp. 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.	12/20/12	6,200	233,480

The Fund pays a fixed rate equal to 3.65% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp. 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.	12/20/12	4,140	143,174

The Fund pays a fixed rate equal to 1.44% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Macy’s Retail Holdings, Inc. 6.625%, due 04/01/11. Counterparty: Morgan Stanley	12/20/12	6,200	108,703

The Fund pays a fixed rate equal to 0.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Monoline AAA, due 12/20/12. Counterparty: JPMorgan Chase & Co.	12/20/12	1,350	619,646

The Fund pays a fixed rate equal to 0.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Monoline AAA, due 12/20/12. Counterparty: JPMorgan Chase & Co.	12/20/12	1,750	809,920

The Fund pays a fixed rate equal to 1.65% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Monoline AAA, due 12/20/12. Counterparty: Bank of America Corp.	12/20/12	10,000	4,456,479

The Fund pays a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Goldman Sachs Group, Inc. 6.60%, due 01/15/12. Counterparty: JPMorgan Chase & Co.	12/20/12	8,000	190,801

The Fund pays a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc. 3.75%, due 09/15/09. Counterparty: Citigroup, Inc.	12/20/12	5,900	114,707

The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc. 3.75%, due 09/15/09. Counterparty: Merrill Lynch & Co., Inc.	12/20/12	6,000	121,448

The Fund pays a fixed rate equal to 2.83% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp. 6.875%, due 11/15/12. Counterparty: Citigroup, Inc.	12/20/12	1,175	3,172

The Fund pays a fixed rate equal to 2.78% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp. 6.875%, due 11/15/12. Counterparty: Merrill Lynch & Co., Inc.	12/20/12	2,320	10,620

The Fund pays a fixed rate equal to 2.83% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp. 6.875%, due 11/15/12. Counterparty: Merrill Lynch & Co., Inc.	12/20/12	1,425	3,847

The Fund pays a fixed rate equal to 1.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Macy’s Retail Holdings, Inc. 6.625%, due 04/01/11. Counterparty: Morgan Stanley	12/20/12	2,725	92,431

The Fund pays a fixed rate equal to 1.24% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 7.88%, due 08/01/11. Counterparty: UBS AG	12/20/12	6,750	543,063

The Fund pays a fixed rate equal to 3.52% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp. 6.875%, due 11/15/12. Counterparty: Deutsche Bank AG	03/20/13	4,875	(123,301)

The Fund pays a fixed rate equal to 2.55% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Goldman Sachs Group, Inc. 6.60%, due 01/15/12. Counterparty: CS First Boston	03/20/13	14,175	(706,224)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.125%, due 02/01/16. Counterparty: Deutsche Bank AG	03/20/13	2,500	(67,810)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.125%, due 02/01/16. Counterparty: Morgan Stanley	03/20/13	2,550	(69,167)

The Fund pays a fixed rate equal to 2.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Monoline AAA, due 03/20/13. Counterparty: Citigroup, Inc.	03/20/13	8,600	3,686,590

The Fund pays a fixed rate equal to 3.35% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Monoline AAA, due 03/20/13. Counterparty: Deutsche Bank AG	03/20/13	4,300	1,792,876

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (PURCHASED) (continued)
The Fund pays a fixed rate equal to 2.90% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Monoline AAA, due 03/20/13. Counterparty: UBS AG	03/20/13	$4,300	$1,830,690

The Fund pays a fixed rate equal to 4.62% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG	03/20/13	7,885	(348,047)

The Fund pays a fixed rate equal to 1.85% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.125%, due 02/01/16. Counterparty: Goldman Sachs Group, Inc.	06/20/13	5,220	(52,477)

The Fund pays a fixed rate equal to 0.50% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Southwest Airlines Co. 6.50%, due 03/01/12. Counterparty: UBS AG	03/20/14	5,000	353,707

The Fund pays a fixed rate equal to 0.64% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Gannett Co., Inc. 6.38%, due 04/01/12. Counterparty: Lehman Brothers Holdings, Inc.	06/20/14	11,000	1,149,759

The Fund pays a fixed rate equal to 0.80% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Goldman Sachs Group, Inc., 6.60%, due 01/15/12. Counterparty: UBS AG	09/20/14	6,250	176,335

The Fund pays a fixed rate equal to 0.43% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Goldman Sachs Group, Inc. 6.60%, due 01/15/12. Counterparty: CS First Boston	09/20/14	7,000	331,255

The Fund pays a fixed rate equal to 2.49% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp. 6.88%, due 11/15/12. Counterparty: CS First Boston	12/20/14	10,000	75,315

The Fund pays a fixed rate equal to 2.49% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp. 6.88%, due 11/15/12. Counterparty: UBS AG	12/20/14	6,500	48,955

The Fund pays a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Gannett Co., Inc. 6.38%, due 04/01/12. Counterparty: Bear Stearns Cos., Inc.	12/20/14	8,500	878,694

The Fund pays a fixed rate equal to 0.44% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Goldman Sachs Group, Inc. 6.60%, due 01/15/12. Counterparty: JPMorgan Chase & Co.	12/20/14	10,000	482,630

The Fund pays a fixed rate equal to 1.16% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lehman Brothers Holdings 6.625%, due 01/18/12. Counterparty: Barclays Capital, Inc.	12/20/14	32,475	2,263,159

The Fund pays a fixed rate equal to 2.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.125%, due 02/01/16. Counterparty: Citigroup, Inc.	03/20/15	5,050	(207,870)

The Fund pays a fixed rate equal to 4.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG	03/20/15	7,885	(332,656)

			$23,001,091

SWAPS: CREDIT DEFAULT (WRITTEN)
The Fund receives a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Barclays Capital, Inc.	08/25/37	4,115	(3,750,187)

The Fund receives a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Citigroup, Inc.	08/25/37	3,915	(3,567,918)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley	08/25/37	6,280	(3,188,325)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Barclays Capital, Inc.	08/25/37	1,385	(703,036)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston	08/25/37	25,470	(12,928,758)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Lehman Brothers Holdings, Inc.	08/25/37	3,500	(1,776,626)

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (WRITTEN) (continued)
The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Barclays Capital, Inc.	08/25/37	$4,640	$(2,355,298)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Lehman Brothers Holdings, Inc.	08/25/37	15,000	(7,614,110)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Lehman Brothers Holdings, Inc.	08/25/37	12,000	(6,091,288)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Lehman Brothers Holdings, Inc.	08/25/37	7,000	(3,553,288)

The Fund receives a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Citigroup, Inc.	08/25/37	3,910	(3,563,361)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.	01/25/38	3,805	(3,377,405)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: JPMorgan Chase & Co.	01/25/38	5,830	(5,174,841)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	9,250	(4,999,265)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	6,900	(3,728,880)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.	01/25/38	5,270	(2,848,000)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Barclays Capital, Inc.	01/25/38	4,330	(2,340,007)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	5,180	(2,799,362)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	12,000	(6,485,009)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	25,000	(13,510,434)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	7,500	(4,053,130)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	5,250	(2,841,189)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Morgan Stanley	01/25/38	14,000	(7,565,843)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Morgan Stanley	01/25/38	11,450	(6,187,779)

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Deutsche Bank AG	01/25/38	7,550	(7,059,636)

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Citigroup, Inc.	01/25/38	390	(364,670)

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	6,655	(6,197,477)

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	14,020	(13,056,142)

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	8,565	(8,008,713)

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (WRITTEN) (continued)
The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	$6,835	$(6,391,075)

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	1,660	(1,552,185)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.	01/25/38	3,915	(3,475,043)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	3,145	(2,791,574)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.	01/25/38	7,340	(6,515,152)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.	01/25/38	5,875	(5,214,784)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.	01/25/38	35,690	(31,679,260)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: JPMorgan Chase & Co.	01/25/38	3,970	(3,523,863)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: JPMorgan Chase & Co.	01/25/38	12,795	(11,357,134)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	1,185	(1,051,833)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	3,145	(2,791,574)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	3,145	(2,791,574)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	3,145	(2,791,574)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	7,500	(6,657,171)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.	01/25/38	12,520	(11,113,038)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 08/25/37. Counterparty: Citigroup, Inc.	01/25/38	4,390	(3,896,664)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.	01/25/38	5,170	(4,589,010)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: Lehman Brothers Holdings, Inc.	05/25/46	12,000	(9,538,017)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Lehman Brothers Holdings, Inc.	05/25/46	28,310	(22,501,494)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Lehman Brothers Holdings, Inc.	05/25/46	13,140	(10,444,000)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Lehman Brothers Holdings, Inc.	05/25/46	10,500	(8,345,662)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: Lehman Brothers Holdings, Inc.	05/25/46	6,100	(4,848,432)

			$(313,550,090)

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Notes:

[1]	Cost for financial reporting purposes is $6,760,093,049 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$44,441,658
Gross unrealized depreciation	(233,949,705)

Net unrealized (depreciation)	$(189,508,047)

[2]	Illiquid security.
[3]	Floating rate security. The rate disclosed is that in effect at June 30, 2008.
[4]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2008 was $319,785,752 representing 5.38% of total net assets.

[5]	Expected maturity date.
[6]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
07/03/07	Asurion Corp. Term Loan, 5.78%, 07/13/14	$743,538	$698,750	0.01%
03/02/04	Calpine CCFC I Term Loan, 8.80%, 08/26/09	13,692,962	13,581,586	0.22%
06/01/07	Carestream Health, Inc. Term Loan, 8.01%, 10/30/13	1,011,480	716,667	0.01%
06/30/06	Cebridge 2nd Lien (PIK), 8.87%, 05/05/14	7,167,913	7,032,642	0.12%
06/27/07	Cengage Learning Term Loan B, 4.98%, 07/09/14	1,967,855	1,807,839	0.03%
06/04/07	Charter Communications, Inc. Term Loan 3rd Lien, 5.30%, 09/06/14	1,005,272	835,000	0.01%
09/11/07	Delta Air Lines, Inc. Term Loan 1st Lien, 4.90%, 05/01/12	476,395	410,850	0.01%
06/13/06	General Motors Corp. Strip II, 0.00%, 07/20/11	6,857,192	6,265,875	0.10%
09/17/07	HCA Term Loan A, 4.80%, 11/18/12	24,825,849	24,362,560	0.41%
03/07/07	Kelson 1st Lien, 6.06%, 03/16/13	4,000,000	3,884,168	0.07%
08/21/06	Northwest Air Dip, 4.48%, 05/21/12	10,256,276	8,459,537	0.14%
06/14/07	Swift Transportation Co., Inc. Term Loan, 6.13%, 05/06/14	441,860	356,250	0.01%
11/06/07	TPF Generation Holdings LLC 2nd Lien, 7.05%, 12/15/14	961,247	909,167	0.02%
05/24/07	Tribune - Bridge Unsecured Delayed Drawing Term Loan, 7.48%, 12/31/08	1,523,810	979,048	0.02%
11/30/07	Univision Communications, Inc. 1st Lien Strip, 5.12%, 03/15/14	349,373	309,609	0.01%

		$75,281,022	$70,609,548	1.19%

[7]	Security is currently in default with regards to scheduled interest or principal payments.
[8]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2008.
[9]	Represents annualized yield at date of purchase.
[10]	Securities, or a portion thereof, pledged as collateral for futures, written options and reverse repurchase agreements.
†

Fair valued security. The aggregate value of fair valued securities is $121,408,176 which is 2.04% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(AMBAC): American Municipal Bond Insurance

(CBT): Chicago Board of Trade

(DIP): Defaulted interest payment

(FGIC): Financial Guaranty Insurance Corp.

(FSA): Financial Security Assuance

(G.O.): General Obligation

(IBC): Insured Bond Certificate

(ICR): Insured Capital Receipts

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MBIA): Municipal Bond Insurance Association

(MTN): Medium term note

(OID): Original Issue Discount

(PIK): Paid in kind

(PO): Principal only

(STEP): Step coupon bond

(TBA): To be announced

(XLCA): XL Capital Assurance

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 91.68%
ASSET-BACKED SECURITIES — 1.29%**
Home Equity Asset Trust 2007-1 2A1
2.54%	05/25/37	[2]	$471,263	$447,475
Morgan Stanley Home Equity Loans 2007-2 A1
2.58%	04/25/37	[2]	964,958	929,742
Renaissance Home Equity Loan Trust 2007-1 N
9.79%	04/25/37	3,4,†	305,580	67,228
Terwin Mortgage Trust 2007-3SL AX (IO)
23.50%	05/25/38	2,3,4,5,†	1,487,500	8,195
Terwin Mortgage Trust 2007-3SL CE2
0.00%	05/25/38	3,4,†	17,160,000	873

Total Asset-Backed Securities (Cost $1,848,131)				1,453,513

CORPORATES — 67.57%*
Automotive — 0.09%
Metaldyne Corp.
10.00%	11/01/13		200,000	105,000

Banking — 2.52%
Bank of America Corp.
8.00%	12/29/49	[2]	500,000	469,195
HBOS Capital Funding LP
6.07%	06/24/49	[2,4]	300,000	259,689
HBOS PLC
5.92%	09/29/49	[2,4]	640,000	456,424
JPMorgan Chase & Co. 1
7.90%	12/31/49	[2]	1,000,000	940,430
JPMorgan Chase Bank NA
7.59%	03/28/22	[2]	175,000	163,485
JPMorgan Chase Capital XIII M
3.75%	09/30/34	[2]	725,000	566,509

				2,855,732

Basic Industry — 2.65%
Arco Chemical Co.
10.25%	11/01/10		265,000	268,975
Freeport-McMoRan Copper & Gold, Inc.
8.38%	04/01/17		400,000	422,656
Massey Energy Co.
6.88%	12/15/13		1,250,000	1,225,000
Mosaic Co. (The)
7.38%	12/01/14	[4]	500,000	525,000
Noranda Aluminium Holding Corp.
8.58%	11/15/14	[2]	675,000	556,875

				2,998,506

Communications — 20.18%
CCO Holdings LLC/CCO Holdings Capital Corp.
8.75%	11/15/13		2,250,000	2,115,000
Centennial Cellular Operating Co./Centennial Communications Corp.
10.13%	06/15/13		250,000	258,750
Cincinnati Bell, Inc.
7.25%	07/15/13		1,100,000	1,078,000
Citizens Communications Co.
6.63%	03/15/15		1,475,000	1,323,812
CSC Holdings, Inc. B
7.63%	04/01/11		2,050,000	2,024,375
Dex Media West LLC/Dex Media Finance Co. B
8.50%	08/15/10		2,450,000	2,431,625
Hawaiian Telcom Communications, Inc. B
8.49%	05/01/13	[2]	1,475,000	567,875
Idearc, Inc.
8.00%	11/15/16		3,100,000	1,964,625
Level 3 Financing, Inc.
8.75%	02/15/17		900,000	778,500
9.25%	11/01/14		500,000	457,500
Mediacom LLC/Mediacom Capital Corp.
9.50%	01/15/13		1,750,000	1,658,125
Qwest Communications International, Inc.
6.18%	02/15/09	[2]	100,000	100,000
Qwest Communications International, Inc. B
7.50%	02/15/14		2,500,000	2,387,500
Rural Cellular Corp.
8.25%	03/15/12		750,000	772,500
Sprint Nextel Corp.
6.00%	12/01/16		700,000	602,950
Videotron Ltd.
9.13%	04/15/18	[4]	2,000,000	2,100,000
Windstream Corp.
8.63%	08/01/16		2,200,000	2,205,500

				22,826,637

Consumer Products — 1.39%
Steinway Musical Instruments
7.00%	03/01/14	[4]	785,000	722,200
Visant Corp.
7.63%	10/01/12		325,000	320,938
Visant Holding Corp.
8.75%	12/01/13		250,000	246,250
Visant Holding Corp. (STEP)
0.00%	12/01/13		290,000	282,750

				1,572,138

Electric — 7.92%
Aquila, Inc.
9.95%	02/01/11		400,000	413,087
14.88%	07/01/12		1,700,000	1,984,750
Calpine Construction Finance Co., LP
11.50%	08/26/11	[2,4]	1,000,000	1,070,000

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Edison Mission Energy
7.50%	06/15/13		$1,000,000	$995,000
Ipalco Enterprises, Inc.
7.25%	04/01/16	[4]	1,055,000	1,044,450
8.63%	11/14/11		420,000	438,900
PNM Resources, Inc.
9.25%	05/15/15		1,625,000	1,685,938
Reliant Energy, Inc.
6.75%	12/15/14		1,300,000	1,332,500

				8,964,625

Energy — 15.15%
AES Corp. (The)
8.75%	05/15/13	[4]	775,000	807,938
Allis-Chalmers Energy, Inc.
9.00%	01/15/14		800,000	778,000
Chesapeake Energy Corp.
7.00%	08/15/14		630,000	620,550
7.50%	06/15/14		225,000	224,438
7.75%	01/15/15		75,000	78,188
Comstock Resources, Inc.
6.88%	03/01/12		1,075,000	1,061,562
Corral Finans AB (PIK)
4.21%	04/15/10	[4]	1,036,358	911,995
Griffin Coal Mining Co. Ltd. (The)
9.50%	12/01/16	[4]	925,000	740,000
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%	11/01/15	[4]	625,000	603,125
Mirant Americas Generation LLC
8.30%	05/01/11		2,200,000	2,282,500
Newfield Exploration Co.
7.13%	05/15/18		1,000,000	952,500
NRG Energy, Inc.
7.25%	02/01/14		1,000,000	957,500
7.38%	01/15/17		1,475,000	1,397,562
OPTI Canada, Inc.
7.88%	12/15/14		1,000,000	992,500
Parker Drilling Co.
9.63%	10/01/13		25,000	26,375
Pride International, Inc.
7.38%	07/15/14		325,000	325,813
Range Resources Corp.
7.25%	05/01/18		500,000	498,750
Sabine Pass LNG LP
7.25%	11/30/13		2,425,000	2,218,875
Sonat, Inc.
7.63%	07/15/11		550,000	557,957
Tesoro Corp.
6.50%	06/01/17		1,225,000	1,105,562

				17,141,690

Finance — 8.86%
CDX North America High Yield 10 T
8.88%	06/29/13	[4]	2,000,000	1,857,500
Citigroup Capital XXI
8.30%	12/21/57	[2]	275,000	260,375
Citigroup, Inc.
8.40%	04/30/49	[2]	280,000	266,521
Countrywide Financial Corp. (MTN)
2.87%	01/05/09	[2]	350,000	341,516
3.02%	03/24/09	[2]	575,000	552,283
5.80%	06/07/12		650,000	610,770
Countrywide Financial Corp. A (MTN)
3.08%	12/19/08	[2]	300,000	293,515
Ford Motor Credit Co. LLC
5.80%	01/12/09		1,250,000	1,193,717
6.75%	08/15/08		500,000	496,285
7.16%	04/15/12	[2]	550,000	515,579
GMAC LLC
4.88%	12/01/14	[2]	2,090,000	1,350,529
6.63%	05/15/12		750,000	514,911
Lehman Brothers Holdings, Inc. (MTN)
11.00%	11/07/16	[2]	383,000	314,022
Lehman Brothers Holdings, Inc. H (MTN)
0.00%	11/30/10	[2]	294,000	291,795
Nuveen Investments, Inc.
10.50%	11/15/15	[4]	1,250,000	1,159,375

				10,018,693

Gaming — 0.08%
Herbst Gaming, Inc.
8.13%	06/01/12		575,000	92,000

Health Care — 1.85%
Community Health Systems, Inc.
8.88%	07/15/15		1,250,000	1,264,062
HCA, Inc.
9.13%	11/15/14		250,000	256,250
Tenet Healthcare Corp.
7.38%	02/01/13		600,000	567,000

				2,087,312

Insurance — 0.48%
MetLife Capital Trust X
9.25%	04/08/38	[2,4]	500,000	539,834

Services — 2.66%
ARAMARK Corp.
8.50%	02/01/15		600,000	591,000
Corrections Corp. of America
6.25%	03/15/13		350,000	338,625
Mobile Mini, Inc.
6.88%	05/01/15		1,500,000	1,297,500

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Services (continued)
United Rentals North America, Inc.
7.00%	02/15/14		$1,000,000	$780,000

				3,007,125

Transportation — 3.74%
Continental Airlines, Inc. 1997-1 A
7.46%	04/01/15	[6]	781,109	691,281
Continental Airlines, Inc. 2007-1 B
6.90%	04/19/22		2,400,000	1,926,000
Delta Air Lines, Inc. 2001-1 A2
7.11%	09/18/11	[6]	1,500,000	1,387,500
Northwest Airlines, Inc. 2001 1A-2
6.84%	04/01/11		250,000	230,625

				4,235,406

Total Corporates (Cost $80,391,898)				76,444,698

BANK LOANS — 21.31%*
Automotive — 1.85%
Delphi Dip - 1st Lien Secured
7.25%	12/31/08		1,000,000	999,167
General Motors Corp. Strip II
0.00%	07/20/11	[7]	500,000	426,250
Metaldyne Corp.
0.00%	01/11/14		1,000,000	670,000

				2,095,417

Communications — 1.68%
Cebridge 2nd Lien (PIK)
8.87%	05/05/14	[7]	1,681,678	1,490,387
Univision Communications, Inc. 1st Lien Strip
5.12%	03/15/14	[7]	500,000	412,813

				1,903,200

Consumer Discretionary — 1.76%
Tribune - Bridge Unsecured Delayed Drawing Term Loan
7.48%	12/31/08	[7]	761,905	489,524
Tribune 1st Lien Term Loan B
5.48%	05/24/14	[7]	1,984,975	1,501,137

				1,990,661

Electric — 4.83%
Boston Generating LLC 1st Lien
4.97%	12/19/13	[7]	247,078	232,121
Calpine CCFC I Term Loan
8.80%	08/26/09	[7]	2,239,101	2,250,296
TPF Generation Holdings LLC 2nd Lien
7.05%	12/15/14	[7]	1,250,000	1,136,459
TXU Energy Term Loan B2
6.19%	10/10/14		995,000	923,069
TXU Energy Term Loan B3
6.26%	10/10/14		993,744	921,231

				5,463,176

Finance — 3.06%
First Data Corp. Term Loan B1
5.26%	09/27/14	[7]	496,250	456,798
First Data Corp. Term Loan B2
5.40%	09/27/14	[7]	496,250	456,984
Kelson 1st Lien
6.06%	03/16/13	[7]	2,625,000	2,548,986

				3,462,768

Health Care — 3.15%
Carestream Health, Inc. Term Loan
8.01%	10/30/13	[7]	1,500,000	1,075,000
HCA Term Loan A
4.80%	11/18/12	[7]	2,655,372	2,491,198

				3,566,198

Insurance — 0.83%
Asurion Corp. Term Loan
5.78%	07/13/14	[7]	1,000,000	931,667

Materials — 0.77%
Lyondell Basell Industries
7.00%	12/20/14		997,500	872,813

Services — 1.00%
Cengage Learning Term Loan B
4.98%	07/09/14	[7]	1,240,625	1,129,899

Transportation — 2.38%
Delta Air Lines, Inc. Term Loan 1st Lien
4.90%	05/01/12	[7]	495,000	410,850
Northwest Air Dip
4.48%	05/21/12	[7]	2,245,000	1,698,717
Swift Transportation Co., Inc. Term Loan
6.13%	05/06/14	[7]	720,930	581,250

				2,690,817

Total Bank Loans (Cost $26,360,598)				24,106,616

MORTGAGE-BACKED — 1.51%**
Non-Agency Mortgage-Backed — 1.41%
BHN I Mortgage Fund 2000-1 AF
8.00%	03/31/11	[3,4]	255,257	69,079
Countrywide Alternative Loan Trust 2005-14 4X (IO)
3.73%	05/25/35	3,8,†	713,006	11,298
Harborview Mortgage Loan Trust 2005-1 X (IO)
2.80%	03/19/35	[3,8]	992,259	10,698

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Harborview Mortgage Loan Trust 2005-12 X2A (IO)
0.60%	10/19/35	[2,3]	$7,389,490	$71,586
Harborview Mortgage Loan Trust 2006-4 X1 (IO)
3.97%	05/19/47	[2,3]	4,895,531	151,455
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
3.61%	12/25/34	[3,8]	390,127	4,389
Washington Mutual Mortgage Pass-Through Certificates 2006-AR5 X
0.99%	06/25/46	3,8,†	16,046,830	110,328
Washington Mutual Mortgage Pass-Through Certificates 2006-AR9 1XPP (IO)
1.05%	08/25/46	3,8,†	34,436,807	247,546
Washington Mutual Mortgage Pass-Through Certificates 2007-OA1 XPPP (IO)
1.14%	02/25/47	3,8,†	32,504,949	396,184
Washington Mutual Mortgage Pass-Through Certificates 2007-OA2 1XPP (IO)
1.18%	03/25/47	3,8,†	16,334,159	199,087
Washington Mutual Mortgage Pass-Through Certificates 2007-OA3 CXPP (IO)
1.10%	04/25/47	3,8,†	29,821,106	326,195

				1,597,845

U.S. Agency Mortgage-Backed — 0.10%
Fannie Mae 1993-225 SG
16.94%	12/25/13	[2]	89,314	100,605
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		67,392	7,573

				108,178

Total Mortgage-Backed (Cost $1,482,196)				1,706,023

Total Bonds – 91.68% (Cost $110,082,823)				103,710,850

			Shares
PREFERRED STOCK — 1.82%
Banking — 0.90%
Bank of America Corp.
7.25%			1,150	1,017,750

Finance — 0.92%
Citigroup, Inc.
6.50%			24,000	1,044,000

Total Preferred Stock (Cost $2,317,921)				2,061,750

Issues			Contracts	Value
PUT OPTIONS PURCHASED — 0.16%
Banking — 0.08%
Bank of America Corp., Put Strike $30, expires 01/16/10			105	$93,450

Finance — 0.08%
Citigroup, Inc., Put Strike $15, expires 01/16/10			320	92,800

Total Put Options Purchased (Cost $104,447)				186,250

CALL OPTIONS PURCHASED — 0.02%
Futures — 0.02%
90 Day Euro Dollar Futures, Call Strike $97.25, expires 09/15/08			135	25,313

Total Call Options Purchased (Cost $74,587)				25,313

Issues	Maturity Date		Shares/ Principal Amount
SHORT TERM INVESTMENTS — 9.85%
Commercial Paper — 1.11%
BNP Paribas Finance, Inc.
2.38%	07/02/08		$540,000	539,965
Rabobank USA Finance Corp.
2.36%	07/24/08		715,000	713,922

				1,253,887

Money Market Fund — 0.64%
Goldman Sachs Group, Inc. (The), 2.35%			725,625	725,625

U.S. Agency Discount Notes — 8.10%
Fannie Mae
2.18%[9]	07/30/08		965,000	963,313
2.41%[9]	09/17/08	[10]	195,000	194,022
Federal Home Loan Bank
2.08%[9]	07/21/08		264,000	263,696
2.21%[9]	07/29/08		1,010,000	1,008,272
Freddie Mac
2.06%[9]	07/21/08		16,000	15,982
2.07%[9]	07/21/08		2,809,000	2,805,793
2.14%[9]	07/28/08		285,000	284,545
2.35%[9]	09/15/08		1,830,000	1,821,057
2.42%[9]	09/15/08		1,810,000	1,801,154

				9,157,834

Total Short Term Investments (Cost $11,136,842)				11,137,346

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

			Value
Total Investments – 103.53% (Cost $123,716,620)[1]			$117,121,509

Liabilities in Excess of Other Assets – (3.53%)			(3,993,187)

Net Assets – 100.00%			$113,128,322

	Contracts	Premiums Received	Value
CALL OPTIONS WRITTEN
90 Day Euro Dollar Futures, Call Strike $97.75, expires 09/15/08	(135)	$(23,288)	$(4,219)

Total Call Options Written		$(23,288)	$(4,219)

WRITTEN PUT OPTIONS
90 Day Euro Dollar Futures, Written Strike $96.75, expires 09/15/08	(135)	$(36,788)	$(21,938)

Total Written Put Options		$(36,788)	$(21,938)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.44% semi-annually. Counterparty: Citigroup, Inc.	05/30/10	$7,000	$(3,956)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.58% quarterly. Counterparty: Merrill Lynch & Co., Inc.	06/02/10	7,000	13,219

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.96% quarterly. Counterparty: Morgan Stanley	06/17/10	7,000	57,820

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.16% semi-annually. Counterparty: Citigroup, Inc.	07/24/10	9,000	(71,964)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 3.20% quarterly. Counterparty: Lehman Brothers Holdings, Inc.	07/25/10	8,800	(63,756)

The Fund pays a fixed rate equal to 4.65% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.	05/18/17	1,400	70,669

The Fund pays a fixed rate equal to 4.52% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.	05/24/17	580	34,253

The Fund pays a fixed rate equal to 5.03% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Merrill Lynch & Co., Inc.	10/16/17	120	1,000

The Fund pays a fixed rate equal to 5.05% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.	10/16/17	120	2,785

			$40,070

SWAPS: CREDIT DEFAULT (PURCHASED)
The Fund pays a fixed rate equal to 2.50% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series 8, due 06/20/12. Counterparty: Lehman Brothers Holdings, Inc.	06/20/12	490	41,891

The Fund pays a fixed rate equal to 2.50% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series 8, due 06/20/12. Counterparty: Lehman Brothers Holdings, Inc.	06/20/12	980	83,782

The Fund pays a fixed rate equal to 2.50% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series 8, due 06/20/12. Counterparty: JPMorgan Chase & Co.	06/20/12	490	41,891

The Fund pays a fixed rate equal to 1.80% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Monoline AAA, due 09/20/12. Counterparty: JPMorgan Chase & Co.	09/20/12	80	35,043

The Fund pays a fixed rate equal to 1.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series EM 8.175%, due 12/20/12. Counterparty: JPMorgan Chase & Co.	12/20/12	500	12,940

The Fund pays a fixed rate equal to 0.41% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc. 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.	12/20/12	75	687

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (PURCHASED) (continued)
The Fund pays a fixed rate equal to 0.39% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc. 8.25%, due 06/01/10. Counterparty: CS First Boston	12/20/12	$75	$748

The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc. 8.25%, due 06/01/10. Counterparty: Goldman Sachs Group, Inc.	12/20/12	225	1,694

The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc. 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.	12/20/12	125	941

The Fund pays a fixed rate equal to 1.68% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc. 6.125%, due 12/01/12. Counterparty: UBS AG	12/20/12	450	17,419

The Fund pays a fixed rate equal to 1.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc. 6.125%, due 12/01/12. Counterparty: UBS AG	12/20/12	100	3,608

The Fund pays a fixed rate equal to 1.48% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Macy’s Retail Holdings, Inc. 6.625%, due 04/01/11. Counterparty: Citigroup, Inc.	12/20/12	150	2,396

The Fund pays a fixed rate equal to 3.78% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: CS First Boston	12/20/12	120	(1,298)

The Fund pays a fixed rate equal to 3.88% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.	12/20/12	50	(720)

The Fund pays a fixed rate equal to 3.91% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.	12/20/12	120	(1,858)

The Fund pays a fixed rate equal to 3.87% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG	12/20/12	190	(2,669)

The Fund pays a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc. 3.75%, due 09/15/09. Counterparty: Citigroup, Inc.	12/20/12	250	4,860

The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc. 3.75%, due 09/15/09. Counterparty: Merrill Lynch & Co., Inc.	12/20/12	225	4,554

The Fund pays a fixed rate equal to 0.46% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc. 6.95%, due 03/15/28. Counterparty: Goldman Sachs Group, Inc.	12/20/12	150	3,536

The Fund pays a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc. 6.95%, due 03/15/28. Counterparty: Morgan Stanley	12/20/12	225	4,398

The Fund pays a fixed rate equal to 0.58% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc. 6.95%, due 03/15/28. Counterparty: UBS AG	12/20/12	150	2,811

The Fund pays a fixed rate equal to 1.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Macy’s Retail Holdings, Inc. 6.625%, due 04/01/11. Counterparty: Morgan Stanley	12/20/12	250	8,480

The Fund pays a fixed rate equal to 1.44% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Macy’s Retail Holdings, Inc. 6.625%, due 04/01/11. Counterparty: Morgan Stanley	12/20/12	150	2,630

The Fund pays a fixed rate equal to 2.55% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Goldman Sachs Group, Inc. 6.60%, due 01/15/12. Counterparty: CS First Boston	03/20/13	250	(12,455)

The Fund pays a fixed rate equal to 4.62% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG	03/20/13	300	(13,242)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.125%, due 02/01/16. Counterparty: Deutsche Bank AG	03/20/13	100	(2,712)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.125%, due 02/01/16. Counterparty: Morgan Stanley	03/20/13	100	(2,712)

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (PURCHASED) (continued)
The Fund pays a fixed rate equal to 3.55% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp. (or CTX) 5.25%, due 06/15/15. Counterparty: UBS AG	06/20/13	$1,000	$37,058

The Fund pays a fixed rate equal to 0.50% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Southwest Airlines Co. 6.50%, due 03/01/12. Counterparty: UBS AG	03/20/14	500	35,371

The Fund pays a fixed rate equal to 0.64% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Gannett Co., Inc. 6.38%, due 04/01/12. Counterparty: Lehman Brothers Holdings, Inc.	06/20/14	1,000	104,524

The Fund pays a fixed rate equal to 0.43% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Goldman Sachs Group, Inc. 6.60%, due 01/15/12. Counterparty: CS First Boston	09/20/14	350	16,563

The Fund pays a fixed rate equal to 0.80% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Goldman Sachs Group, Inc., 6.60%, due 01/15/12. Counterparty: UBS AG	09/20/14	1,000	28,214

The Fund pays a fixed rate equal to 1.16% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lehman Brothers Holdings 6.625%, due 01/18/12. Counterparty: Barclays Capital, Inc.	12/20/14	625	43,556

The Fund pays a fixed rate equal to 2.49% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp. 6.88%, due 11/15/12. Counterparty: UBS AG	12/20/14	1,000	7,531

The Fund pays a fixed rate equal to 2.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.125%, due 02/01/16. Counterparty: Citigroup, Inc.	03/20/15	200	(8,232)

The Fund pays a fixed rate equal to 4.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG	03/20/15	300	(12,657)

			$488,571

SWAPS: CREDIT DEFAULT (WRITTEN)
The Fund receives a fixed rate equal to 1.75% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series 8, due 06/20/12. Counterparty: Lehman Brothers Holdings, Inc.	06/20/12	500	(42,846)

The Fund receives a fixed rate equal to 1.75% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series 8, due 06/20/12. Counterparty: Lehman Brothers Holdings, Inc.	06/20/12	1,000	(85,693)

The Fund receives a fixed rate equal to 1.75% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series 8, due 06/20/12. Counterparty: JPMorgan Chase & Co.	06/20/12	500	(42,846)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston	08/25/37	615	(312,178)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Lehman Brothers Holdings, Inc.	08/25/37	750	(380,705)

The Fund receives a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Citigroup, Inc.	08/25/37	105	(95,691)

The Fund receives a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Barclays Capital, Inc.	08/25/37	105	(95,691)

The Fund receives a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Citigroup, Inc.	08/25/37	105	(95,691)

The Fund receives a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Citigroup, Inc.	08/25/37	105	(95,691)

The Fund receives a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Lehman Brothers Holdings, Inc.	08/25/37	525	(478,456)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.	01/25/38	200	(177,525)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.	01/25/38	160	(142,020)

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (WRITTEN) (continued)
The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: JPMorgan Chase & Co.	01/25/38	$105	$(93,200)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: JPMorgan Chase & Co.	01/25/38	370	(328,420)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	155	(137,582)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	155	(137,582)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	155	(137,582)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 08/25/37. Counterparty: Citigroup, Inc.	01/25/38	95	(84,324)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.	01/25/38	110	(97,639)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.	01/25/38	110	(97,639)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	155	(137,582)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: JPMorgan Chase & Co.	01/25/38	210	(186,401)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Lehman Brothers Holdings, Inc.	05/25/46	750	(596,119)

			$(4,079,103)

Notes:

[1]	Cost for financial reporting purposes is $123,716,620 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$837,433
Gross unrealized depreciation	(7,432,544)

Net unrealized (depreciation)	$(6,595,111)

[2]	Floating rate security. The rate disclosed is that in effect at June 30, 2008.
[3]	Illiquid security.
[4]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2008 was $12,942,905 representing 11.44% of total net assets.

[5]	Security is currently in default with regards to scheduled interest or principal payments.
[6]	Expected maturity date.
[7]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
07/03/07	Asurion Corp. Term Loan, 5.78%, 07/13/14	$991,384	$931,667	0.82%
12/19/06	Boston Generating LLC 1st Lien, 4.97%, 12/19/13	247,078	232,121	0.21%
09/17/07	Calpine CCFC I Term Loan, 8.80%, 08/26/09	2,263,216	2,250,296	1.99%
04/12/07	Carestream Health, Inc. Term Loan, 8.01%, 10/30/13	1,505,720	1,075,000	0.95%
06/30/06	Cebridge 2nd Lien (PIK), 8.86%, 05/05/14	1,580,986	1,490,387	1.32%
06/27/07	Cengage Learning Term Loan B, 4.98%, 07/09/14	1,229,910	1,129,899	1.00%
09/11/07	Delta Airlines, Inc. Term Loan 1st Lien, 4.63%, 05/01/12	476,395	410,850	0.36%
09/27/07	First Data Corp. Term Loan B1, 5.26%, 09/27/14	478,510	456,798	0.40%
09/27/07	First Data Corp. Term Loan B2, 5.40%, 09/27/14	478,510	456,984	0.40%
09/26/07	General Motors Corp. Strip II, 0.50%, 07/20/11	461,285	426,250	0.38%
09/17/07	HCA Term Loan A, 4.80%, 11/18/12	2,579,530	2,491,198	2.20%
03/07/07	Kelson 1st Lien, 6.06%, 03/16/13	2,578,366	2,548,986	2.25%
08/21/06	Northwest Air Dip, 4.48%, 05/21/12	1,957,825	1,698,717	1.50%
06/14/07	Swift Transportation Co., Inc. Term Loan, 6.93%, 05/06/14	615,609	581,250	0.52%
12/21/06	TPF Generation Holdings LLC 2nd Lien, 7.05%, 12/15/14	1,220,935	1,136,459	1.00%
05/24/07	Tribune - Bridge Unsecured Delayed Drawing Term Loan, 7.48%, 12/31/08	761,905	489,524	0.43%

High Yield Bond Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Date of Purchase	Security	Amortized Cost	Value	% of TNA
05/17/07	Tribune 1st Lien Term Loan B, 5.48%, 05/24/14	1,839,640	1,501,137	1.33%
11/30/07	Univision Communications, Inc. 1st Lien Strip, 5.12%, 03/15/14	465,830	412,813	0.37%

		$21,732,634	$19,720,336	17.43%

[8]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2008.
[9]	Represents annualized yield at date of purchase.
[10]	Securities, or a portion thereof, pledged as collateral for futures, written options and reverse repurchase agreements.
†

Fair valued security. The aggregate value of fair valued securities is $1,366,934 which is 1.21% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(DIP): Defaulted interest payment

(IO): Interest only

(MTN): Medium term note

(PIK): Paid in kind

(STEP): Step coupon bond

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 98.81%
ASSET-BACKED SECURITIES — 37.60%**
ABFS Mortgage Loan Trust 2002-2 A7 (STEP)
5.22%	07/15/33		$5,562	$5,410
Aerco Ltd. 2A A3
2.93%	07/15/25	2,3,†	4,173,707	3,380,929
Asset Backed Funding Certificates 2007-WMC1 A2B
3.48%	06/25/37	[2]	5,000,000	2,896,875
Asset Backed Securities Corp. Home Equity 2007-HE1 A2
2.53%	12/25/36	[2]	181,635	175,726
Aviation Capital Group Trust 2003-2A B1
5.48%	09/20/33	2,3,†	2,756,584	2,287,971
Bayview Financial Acquisition Trust 2004-B A1
2.98%	05/28/39	2,3,†	5,596,402	4,757,004
Citigroup Mortgage Loan Trust, Inc. 2007-AMC3 A2A
2.59%	03/25/37	[2]	291,181	276,290
Citigroup Mortgage Loan Trust, Inc. 2007-WFH2 A3
2.66%	03/25/37	[2]	5,000,000	4,003,905
Citigroup Mortgage Loan Trust, Inc. 2007-WFH2 M1
2.88%	03/25/37	[2,4]	6,500,000	1,835,572
Conseco Finance 2002-C BF1
8.00%	06/15/32	2,†	3,763,000	3,255,762
Conseco Finance 2002-C BF2
8.00%	06/15/32	2,3,†	1,185,520	1,079,731
Conseco Finance Securitizations Corp. 2002-1 A
6.68%	12/01/33	[2]	189,853	186,897
Conseco Finance Securitizations Corp. 2002-2 AIO (IO)
8.50%	03/01/33	2,4,†	194,278	26,636
Countrywide Asset-Backed NIM Certificates 2006-12N
7.25%	07/25/37	3,†	253,658	15,220
Countrywide Asset-Backed NIM Certificates 2006-26 Note
2.91%	01/25/12	2,3,†	6,504,925	4,684,073
Countrywide Asset-Backed NIM Certificates 2007-1 Note
2.91%	01/25/12	2,3,†	9,398,148	6,790,923
Credit-Based Asset Servicing and Securitization LLC 2006-CB4 AV3
2.63%	05/25/36	[2]	6,900,000	6,375,766
Crystal River 2005-1A A
3.04%	03/02/46	2,3,4,†	1,714,733	1,684,735
Deutsche Financial Capital Securitization LLC 1997-I A3
6.75%	09/15/27		112,804	114,409
First Franklin Mortgage Loan Asset Backed Certificates 2004-FFH3 2A4
3.02%	10/25/34	[2]	236,020	234,331
First Franklin Mortgage Loan Asset Backed Certificates 2007-FF1 A2D
2.70%	01/25/38	[2]	6,900,000	3,325,082
Fremont Home Loan Trust 2006-3 2A1
2.55%	02/25/37	[2]	79,997	78,346
Green Tree Financial Corp. 1996-10 M1
7.24%	11/15/28	[2]	2,700,000	2,468,095
Green Tree Financial Corp. 1996-8 A6
7.60%	10/15/27	[2]	68,717	71,181
Green Tree Financial Corp. 1998-4 A7
6.87%	04/01/30	[2]	916,565	849,071
Green Tree Financial Corp. 1999-1 A5
6.11%	09/01/23		26,064	25,953
Green Tree Financial Corp. 1999-5 A5
7.86%	03/01/30	[2]	177,415	150,970
Green Tree Home Improvement Loan Trust 1995-C B2
7.60%	07/15/20		106,561	77,172
Green Tree Home Improvement Loan Trust 1995-D B2
7.45%	09/15/25		228,036	178,570
Green Tree Home Improvement Loan Trust 1995-F B2
7.10%	01/15/21		32,730	25,538
Green Tree Recreational Equipment & Consumer Trust 1996-C Certificates
7.65%	10/15/17		22,826	21,608
HFC Home Equity Loan Asset Backed Certificates 2004-1 A
2.83%	09/20/33	[2]	873,157	804,244
HSI Asset Securitization Corp. Trust 2006-HE2 2A1
2.53%	12/25/36	[2]	233,603	223,958
IndyMac Manufactured Housing Contract 1997-1 A3
6.61%	02/25/28		1,063,396	983,592
IndyMac Manufactured Housing Contract 1997-1 A4
6.75%	02/25/28		525,076	483,090
IndyMac Manufactured Housing Contract 1998-1 A4
6.49%	09/25/28		262,686	228,937
IndyMac Manufactured Housing Contract 1998-1 A5
6.96%	09/25/28	[2]	938,164	831,528
IndyMac Manufactured Housing Contract 1998-2 A2
6.17%	12/25/11		227,447	216,961
IndyMac Manufactured Housing Contract 1998-2 A4
6.64%	12/25/27	[2]	484,170	467,203
Inman Square Funding Ltd. 2004-1A I
3.42%	10/20/34	2,3,4,†	1,271,371	1,080,665
Inman Square Funding Ltd. 2005-2A I
3.18%	10/06/40	2,3,4,†	14,936,215	8,214,911

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Ivy Lane CDO Ltd. 2006-1A A1
3.11%	02/05/46	2,3,4,†	$14,717,894	$7,211,762
Lehman ABS Mortgage Loan Trust 2007-1 2A1
2.57%	06/25/37	[2,3]	313,912	293,507
Long Beach Asset Holdings Corp. 2006-11 N1
6.75%	01/25/47	3,†	763,709	1,536
Long Beach Asset Holdings Corp. 2006-9 N1
6.25%	10/25/46	3,4,†	971,205	18,560
Merrill Lynch Mortgage Investors, Inc. 2004-HE2 A2C
3.06%	08/25/35	[2]	1,389,210	1,228,126
Mid-State Trust 11 B
8.22%	07/15/38		20,310	16,648
Mid-State Trust 2004-1 B
8.90%	08/15/37		1,576,799	1,518,642
Mid-State Trust 6 A4
7.79%	07/01/35		64,329	61,720
Morgan Stanley ABS Capital I 2007-HE1 A2D
2.71%	11/25/36	[2]	6,900,000	4,288,612
Nationstar Home Equity Loan Trust 2007-A AV4
2.71%	03/25/37	2,†	5,000,000	3,520,079
Nationstar NIM Trust 2007-B A
8.75%	05/25/37	3,4,†	687,907	103,186
Nationstar NIM Trust 2007-C A
8.00%	06/25/37	3,†	481,229	288,790
Nomura Asset Acceptance Corp. 2006-S1 AIO (IO)
10.00%	01/25/36	[2,3,4]	950,000	15,105
Oakwood Mortgage Investors, Inc. 1998-A A4
6.20%	05/15/28		4,892	4,821
Oakwood Mortgage Investors, Inc. 1998-B A4
6.35%	03/15/17		286,729	282,303
Oakwood Mortgage Investors, Inc. 1999-A A2
5.89%	04/15/29		269,895	254,823
Oakwood Mortgage Investors, Inc. 2001-D A2
5.26%	01/15/19	[2]	206,875	164,252
Oakwood Mortgage Investors, Inc. 2001-D A3
5.90%	09/15/22	[2]	12,324	10,258
Oakwood Mortgage Investors, Inc. 2001-D A4
6.93%	09/15/31	[2]	745,170	632,847
Oakwood Mortgage Investors, Inc. 2002-A AIO (IO)
6.00%	02/15/10	4,†	220,307	19,840
Oakwood Mortgage Investors, Inc. 2002-B A2
5.19%	09/15/19	[2]	249,412	220,981
Oakwood Mortgage Investors, Inc. 2002-B AIO (IO)
6.00%	05/15/10	4,†	2,334,062	213,380
PAMCO CLO 1998-1A B2
4.22%	05/01/10	2,3,†	1,084,460	954,349
RAAC 2007-RP1 M4
4.48%	05/25/46	2,3,†	16,619	4,155
Renaissance Home Equity Loan Trust 2007-1 N
9.79%	04/25/37	3,4,†	1,402,075	308,457
Residential Asset Mortgage Products, Inc. 2007-RZ1 A1
2.55%	02/25/37	[2]	210,424	196,747
Residential Asset Securities Corp. 2007-KS2 AI1
2.55%	02/25/37	[2]	247,434	236,114
Securitized Asset Backed Receivables LLC Trust 2005-FR3 M1
2.95%	04/25/35	[2]	7,000,000	6,019,680
Soundview NIM Trust 2007-OPT1 N
9.00%	06/25/37	[3,4]	2,917,886	145,894
Specialty Underwriting & Residential Finance 2004-BC4 A2C
2.97%	10/25/35	[2]	2,360,738	2,102,893
Structured Asset Receivables Trust 2003-1
4.43%	01/21/10	3,†	448,507	441,789
Structured Asset Receivables Trust 2003-2
4.33%	01/21/09	3,†	440,872	434,220
Structured Asset Receivables Trust 2005-1
4.43%	01/21/15	3,†	14,254,697	13,275,934
Terwin Mortgage Trust 2004-7HE A1
3.03%	07/25/34	[2,3]	122,539	108,941
Terwin Mortgage Trust 2005-11 1M2 (STEP)
4.50%	11/25/36	3,†	3,500,000	595,089
Terwin Mortgage Trust 2006-8 1A2
5.00%	08/25/37	[2,3,4]	2,000,000	301,652
Terwin Mortgage Trust 2007-3SL AX (IO)
23.50%	05/25/38	2,3,4,5,†	17,729,600	97,683
Terwin Mortgage Trust 2007-3SL CE2
0.00%	05/25/38	3,4,†	111,560,000	5,674
Terwin Mortgage Trust 2007-9SL M1
3.98%	06/25/38	[2,3]	1,000,000	250,000
Terwin Mortgage Trust NIM 2007-4 N1
10.00%	05/25/38	3,†	1,157,719	63,687
UCFC Home Equity Loan 1998-D BF1
8.97%	04/15/30	[2]	585	379
Vertical CDO Ltd. 2007-1A A1J
3.20%	04/10/47	2,3,4,†	3,300,000	32,998

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Wells Fargo Home Equity Trust 2007-2 M1
2.85%	04/25/37	[2]	$5,000,000	$1,278,275

Total Asset-Backed Securities (Cost $166,955,514)				112,099,228

CORPORATES — 20.78%*
Automotive — 0.43%
General Motors Corp.
7.38%	05/23/48		2,600,000	1,287,000

Banking — 2.38%
Bank of America Corp.
8.00%	12/29/49	[2]	1,000,000	938,390
Chase Capital II B
3.37%	02/01/27	[2]	1,605,000	1,240,512
Deutsche Bank Capital Funding Trust VII
5.63%	01/19/49	[2,3]	1,000,000	843,831
JPMorgan Chase & Co. 1
7.90%	12/31/49	[2]	2,000,000	1,880,860
JPMorgan Chase Bank NA
8.75%	11/28/21	[2]	2,201,000	2,182,071

				7,085,664

Basic Industry — 0.50%
Noranda Aluminium Holding Corp.
8.58%	11/15/14	[2]	1,825,000	1,505,625

Communications — 1.57%
CCO Holdings LLC/CCO Holdings Capital Corp.
8.75%	11/15/13		3,000,000	2,820,000
Dex Media West LLC/Dex Media Finance Co. B
8.50%	08/15/10		1,000,000	992,500
Level 3 Financing, Inc.
8.75%	02/15/17		750,000	648,750
9.25%	11/01/14		250,000	228,750

				4,690,000

Electric — 1.26%
Calpine Construction Finance Co., LP
11.50%	08/26/11	[2,3]	750,000	802,500
PNM Resources, Inc.
9.25%	05/15/15		650,000	674,375
Power Contract Financing LLC
6.26%	02/01/10	[3]	2,245,095	2,272,004

				3,748,879

Energy — 0.81%
Sabine Pass LNG LP
7.25%	11/30/13		850,000	777,750
Southern Union Co.
7.20%	11/01/66	[2]	2,005,000	1,627,922

				2,405,672

Finance — 6.12%
Bear Stearns Cos., Inc. (The) (MTN)
2.73%	02/23/10	[2]	3,575,000	3,507,375
Citigroup Capital XXI
8.30%	12/21/57	[2]	930,000	880,542
Citigroup, Inc.
8.40%	04/30/49	[2]	810,000	771,007
Countrywide Financial Corp. (MTN)
2.87%	01/05/09	[2]	575,000	561,061
3.02%	03/24/09	[2]	4,823,000	4,632,453
Ford Motor Credit Co. LLC
5.46%	01/13/12	[2]	4,000,000	2,845,272
GMAC LLC
4.88%	12/01/14	[2]	5,556,000	3,590,209
7.25%	03/02/11		2,000,000	1,470,834

				18,258,753

Insurance — 0.31%
Farmers Exchange Capital
7.05%	07/15/28	[3]	1,000,000	916,437

Real Estate Investment Trust (REIT) — 0.75%
HCP, Inc.
7.07%	06/08/15		500,000	475,051
HRPT Properties Trust
3.38%	03/16/11	[2]	750,000	689,908
Shurgard Storage Centers LLC
7.75%	02/22/11		1,000,000	1,063,108

				2,228,067

Secured Assets — 0.29%
Ingress I Ltd. B-A
7.38%	03/30/40	3,†	1,000,000	867,505

Transportation — 6.36%
American Airlines, Inc. 1999-1 A1
6.86%	10/15/10	[2]	11,520	11,347
American Airlines, Inc. 2001-2 A1
6.98%	04/01/11	[2,6]	64,916	62,644
Continental Airlines, Inc. 1997-1 A
7.46%	04/01/15	[6]	6,099,036	5,397,647
Continental Airlines, Inc. 2007-1 B
6.90%	04/19/22		2,650,000	2,126,625
Delta Air Lines, Inc. 2001-1 A2
7.11%	09/18/11	[6]	11,070,000	10,239,750
Northwest Airlines, Inc. 2001 1A-2
6.84%	04/01/11		1,200,000	1,107,000
United Air Lines, Inc. 2001-1 A1
6.07%	03/01/13	[6]	2,434	2,443

				18,947,456

Total Corporates (Cost $67,495,271)				61,941,058

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS — 8.01%*
Automotive — 0.78%
Delphi Dip - 1st Lien Secured
7.25%	12/31/08		$1,000,000	$999,167
General Motors Corp. Strip II
0.00%	07/20/11	[7]	1,550,000	1,321,375

				2,320,542

Basic Industry — 0.33%
Murray Bank Loan 3rd Lien
10.99%	07/28/11	[4,7]	1,075,666	994,991

Communications — 0.71%
Cebridge 2nd Lien (PIK)
8.87%	05/05/14	[7]	2,401,527	2,128,354

Consumer Discretionary — 0.96%
Tribune - Bridge Unsecured Delayed Drawing Term Loan
7.48%	12/31/08	[7]	1,523,810	979,048
Tribune 1st Lien Term Loan B
5.48%	05/24/14	[7]	2,476,241	1,872,657

				2,851,705

Electric — 1.41%
Boston Generating LLC 1st Lien
4.97%	12/19/13	[7]	2,964,931	2,785,446
Calpine CCFC I Term Loan
8.80%	08/26/09	[7]	500,000	502,500
TPF Generation Holdings LLC 2nd Lien
7.05%	12/15/14	[7]	1,000,000	909,167

				4,197,113

Finance — 0.82%
Kelson 1st Lien
6.06%	03/16/13	[7]	2,500,000	2,427,605

Health Care — 0.54%
Carestream Health, Inc. Term Loan
8.01%	10/30/13	[7]	2,250,000	1,612,501

Insurance — 0.31%
Asurion Corp. Term Loan
5.78%	07/13/14	[7]	1,000,000	931,667

Transportation — 2.15%
Northwest Air Dip
4.48%	05/21/12	[7]	4,960,000	3,753,068
Swift Transportation Co., Inc. Term Loan
6.13%	05/06/14	[7]	2,151,163	1,734,375
United Air Lines, Inc.
4.78%	02/01/14	[7]	1,218,943	916,239

				6,403,682

Total Bank Loans (Cost $28,020,617)				23,868,160

MORTGAGE-BACKED — 32.42%**
Commercial Mortgage-Backed — 7.63%
Bayview Commercial Asset Trust 2007-1 A1
2.70%	03/25/37	2,3,†	5,110,231	4,343,752
Bear Stearns Commercial Mortgage Securities 2006-PW14 AM
5.24%	12/11/38		10,000,000	8,976,417
CS First Boston Mortgage Securities Corp. 2005-C5 AM
5.10%	08/15/38	[2]	9,655,000	9,072,077
Structured Asset Securities Corp. 1996-CFL H
7.75%	02/25/28	[3]	332,983	332,111

				22,724,357

Non-Agency Mortgage-Backed — 16.76%
Banco de Credito Y Securitizacion SA 2001-1 AF
8.00%	05/31/10	3,4,†	978,676	264,349
BHN I Mortgage Fund 2000-1 AF
8.00%	03/31/11	[3,4]	10,142	2,745
Citigroup Commercial Mortgage Trust 2006-C4 AM
5.92%	03/15/49	[2]	5,400,000	5,055,285
Countrywide Alternative Loan Trust 2005-14 4X (IO)
3.73%	05/25/35	4,8,†	2,610,699	41,367
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO)
3.58%	05/20/46	[4]	41,356,577	1,460,404
Downey Savings & Loan Association Mortgage Loan Trust 2006-AR1 2A1A
4.47%	04/19/47	[2]	1,801,515	1,295,224
Harborview Mortgage Loan Trust 2005-1 X (IO)
2.80%	03/19/35	[4,8]	6,267,503	67,572
Harborview Mortgage Loan Trust 2005-12 X2A (IO)
0.60%	10/19/35	[2,4]	28,741,019	278,429
Harborview Mortgage Loan Trust 2006-1 X1 (IO)
3.09%	03/19/37	[2,4]	26,151,429	780,457
Harborview Mortgage Loan Trust 2006-4 X1 (IO)
3.97%	05/19/47	[2,4]	52,975,218	1,638,921
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
3.61%	12/25/34	[4,8]	1,503,589	16,915
IndyMac Index Mortgage Loan Trust 2004-AR5 2A1B
2.88%	08/25/34	[2]	397,757	331,277
LB-UBS Commercial Mortgage Trust 2006-C3 AM
5.71%	03/15/39	[2]	5,145,000	4,816,615
Lehman XS Trust 2007-12N 1A3A
2.68%	07/25/47	[2]	10,120,000	5,965,065

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Capital I 2006-HQ9 AM
5.77%	07/12/44	[2]	$10,000,000	$9,314,747
Morgan Stanley Capital I 2006-IQ12 AM
5.37%	12/15/43		11,000,000	9,911,200
Terwin Mortgage Trust NIM 2007-2 N1
7.50%	04/25/38	3,†	2,849,942	128,277
Washington Mutual Mortgage Pass-Through Certificates 2006-AR9 1XPP (IO)
1.05%	08/25/46	4,8,†	254,899,892	1,832,324
Washington Mutual Mortgage Pass-Through Certificates 2007-OA1 XPPP (IO)
1.14%	02/25/47	4,8,†	212,932,442	2,595,307
Washington Mutual Mortgage Pass-Through Certificates 2007-OA2 1XPP (IO)
1.18%	03/25/47	4,8,†	211,447,885	2,577,213
Washington Mutual Mortgage Pass-Through Certificates 2007-OA3 CXPP (IO)
1.10%	04/25/47	4,8,†	132,064,898	1,444,579
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A
7.00%	04/25/33		147,352	150,819

				49,969,091

U.S. Agency Mortgage-Backed — 8.03%
Fannie Mae 1993-80 S
7.82%	05/25/23	[2]	22,439	21,713
Fannie Mae 2000-45 SA (IO)
5.47%	12/18/30	[2]	3,588,257	313,518
Fannie Mae 2001-42 SB
8.50%	09/25/31	[2]	2,759	2,758
Fannie Mae 2003-107 SQ (IO)
5.17%	05/25/33	[2]	549,207	33,585
Fannie Mae 2003-124 (IO)
5.25%	03/25/31		256,060	27,727
Fannie Mae 2003-124 TS
9.80%	01/25/34	[2]	52,398	54,149
Fannie Mae 2003-37 IG (IO)
5.50%	05/25/32		2,377,920	327,708
Fannie Mae 2003-67 IH (IO)
5.00%	01/25/25		444,589	6,392
Fannie Mae 2003-85 IP (IO)
5.50%	12/25/28		120,511	9,961
Fannie Mae 2005-47 SL
7.50%	06/25/35	[2]	1,535,074	1,440,547
Fannie Mae 2007-34 SB (IO)
3.63%	04/25/37	2,†	53,096,870	3,314,386
Fannie Mae Pool 555312
6.61%	01/01/33	[2]	433,636	439,453
Freddie Mac 1602 SN
10.09%	10/15/23	[2]	14,590	15,495
Freddie Mac 2451 SP
11.50%	05/15/09	[2]	8,221	8,210
Freddie Mac 2527 TI (IO)
6.00%	02/15/32		748,840	112,323
Freddie Mac 2561 BX (IO)
5.00%	05/15/17		1,689,990	174,949
Freddie Mac 2587 IH (IO)
5.00%	08/15/25		827,293	8,903
Freddie Mac 2596 IJ (IO)
5.00%	01/15/17		620,095	43,079
Freddie Mac 2642 BW (IO)
5.00%	06/15/23		187,842	33,398
Freddie Mac 2657 LX (IO)
6.00%	05/15/18		1,015,369	130,656
Freddie Mac 2692 EI (IO)
5.50%	08/15/33		261,436	85,245
Freddie Mac 2764 CT
7.50%	03/15/34	[2]	484,268	462,736
Freddie Mac 2764 SH
7.50%	03/15/34	[2]	289,466	272,838
Freddie Mac 2827 JT
8.50%	12/15/32	[2]	168,473	162,121
Freddie Mac 2856 ST
7.00%	09/15/23	[2]	730,357	713,679
Freddie Mac 3242 SA (IO)
3.88%	11/15/36	2,†	58,860,326	3,955,598
Freddie Mac 3260 AS (IO)
3.91%	01/15/37	[2]	69,884,260	4,809,617
Freddie Mac 3280 SI (IO)
3.97%	02/15/37	2,†	44,131,199	2,868,539
Freddie Mac 3289 SD (IO)
3.65%	03/15/37	[2]	23,544,529	1,401,874
Freddie Mac 3430 IA
0.82%	07/15/12	†	110,461,844	2,035,812
Ginnie Mae 2001-31 SJ
19.31%	02/20/31	[2]	112,723	129,047
Ginnie Mae 2003-28 LI (IO)
5.50%	02/20/32		187,014	21,016
Ginnie Mae 2003-58 IG (IO)
5.50%	05/17/29		136,265	2,665
Ginnie Mae 2004-34 IA (IO)
5.50%	12/20/31		137,894	1,289
Ginnie Mae 2004-8 SE
9.34%	11/26/23	[2]	501,108	495,561

				23,936,547

Total Mortgage-Backed (Cost $91,999,571)				96,629,995

Total Bonds – 98.81% (Cost $354,470,973)				294,538,441

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues		Shares	Value
PREFERRED STOCK — 2.21%
Automotive — 0.04%
Corts Trust for Ford Motor Co.
8.00%	07/16/31	700	$9,800
Preferred Plus Trust Ford Motor Co.
8.25%	07/16/31	8,100	118,989

			128,789

Banking — 0.83%
Bank of America Corp.
7.25%		2,800	2,478,000

Communications — 0.40%
Corts Trust for US West Communications
7.50%	11/15/43	7,118	126,985
Preferred Plus Trust Citizens Communications Co.
8.38%		12,100	306,735
Preferred Plus Trust Qwest Capital Funding
7.75%	02/15/31	9,650	219,634
8.00%	02/15/31	19,500	380,250
Preferred Plus Trust Verizon Global Funding Corp.
7.63%	12/01/30	6,100	151,890

			1,185,494

Finance — 0.94%
Citigroup, Inc.
6.50%		64,000	2,784,000
Terwin Mortgage Trust 2005-13SL P
0.00%[3,4,9]		1,000	5,500
Terwin Mortgage Trust 2005-P1 A
0.00%[4,7]		570	171
Terwin Mortgage Trust 2006-1 2P
0.00%[3,4,9]		1,000	4,300
Terwin Mortgage Trust 2006-4SL P
0.00%[4]		410	6,970

			2,800,941

Total Preferred Stock (Cost $ 10,947,090)			6,593,224

Issues		Contracts	Value
PUT OPTIONS PURCHASED — 0.26%
Banking — 0.07%
Bank of America Corp., Put Strike $30, expires 01/16/10		248	220,720

Finance — 0.10%
Citigroup, Inc., Put Strike $15, expires 01/16/10		1,040	301,600

U.S. Government — 0.09%
U.S. Long Bond (CBT), Put Strike $113, expires 09/26/08		300	267,188

Total Put Options Purchased (Cost $ 690,828)			789,508

CALL OPTIONS PURCHASED — 0.01%
Futures — 0.01%
90 Day Euro Dollar Futures, Call Strike $97.375, expires 09/15/08		260	29,250

Total Call Options Purchased (Cost $ 153,400)			29,250

		Notional Amount (000’s)
PURCHASED SWAPTIONS — 0.37%
Option to enter into a 2-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.00% annually; Option Expiration Date of 05/24/10. Counterparty: Merrill Lynch & Co., Inc.		$40,261,000	629,155

Option to enter into a 30-year Interest Rate Swap for the Fund to pay a floating rate based on 3-month USD LIBOR in exchange for receiving a fixed rate of 5.32% annually; Option Expiration Date of 05/24/10. Counterparty: Merrill Lynch & Co., Inc.		5,312,000	464,547

Total Purchased Swaptions (Cost $ 435,830)			1,093,702

Issues	Maturity Date	Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS — 21.74%
Commercial Paper — 0.89%
Rabobank USA Finance Corp.
2.34%[10]	07/14/08	$345,000	$344,709
2.39%[10]	07/24/08	2,310,000	2,306,473

			2,651,182

Money Market Fund — 0.49%
Goldman Sachs Group, Inc. (The), 2.35%		1,458,500	1,458,500

U.S. Agency Discount Notes — 20.36%
Fannie Mae
2.01%[10]	07/21/08	2,148,000	2,145,560
2.10%[10]	07/21/08	2,671,000	2,667,899
2.13%[10]	07/21/08	885,000	883,958

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date	Shares/ Principal Amount	Value
SHORT TERM INVESTMENTS (continued)
U.S. Agency Discount Notes (continued)
2.41%[10]	09/17/08 [11]	$1,053,000	$1,047,718
Federal Home Loan Bank
2.16%[10]	07/11/08	14,885,000	14,876,110
Freddie Mac
1.99%[10]	07/21/08	860,000	859,023
2.04%[10]	07/21/08	4,166,000	4,161,267
2.06%[10]	07/14/08 [11]	705,000	704,400
2.06%[10]	07/21/08	10,429,000	10,417,153
2.06%[10]	07/21/08	3,448,000	3,444,083
2.06%[10]	07/21/08 [11]	18,697,000	18,675,760
2.07%[10]	07/21/08	800,000	798,718

			60,681,649

Total Short Term Investments (Cost $ 64,791,606)			64,791,331

Total Investments – 123.40% (Cost $ 431,489,727)[1]			367,835,456

Liabilities in Excess of Other Assets – (23.40)%			(69,747,770)

NET ASSETS – 100.00%			$298,087,686

Issues	Shares	Proceeds	Value
SECURITIES SOLD SHORT
Continental Airlines, Inc., Cl. B	(15,541)	$(192,351)	$(157,119)
Northwest Airlines Corp.	(53)	(487)	(353)

Total Securities Sold Short		$(192,838)	$(157,472)

Counterparty	Maturity Date	Principal Amount	Net Closing Amount
REVERSE REPURCHASE AGREEMENTS
JPMorgan & Co., 2.95%	07/29/08	$(11,813,000)	$(11,813,000)

Total Reverse Repurchase Agreements		$(11,813,000)	$(11,813,000)

Issues	Contracts	Premiums Received	Value
CALL OPTIONS WRITTEN
1 Year Euro Dollar Futures, Call Strike $98.25, expires 09/12/08	(130)	$(32,175)	$(813)
1 Year Euro Dollar Futures, Call Strike $98.375, expires 09/12/08	(130)	(59,800)	(812)
90 Day Euro Dollar Futures, Call Strike $97.875, expires 09/15/08	(260)	(59,475)	(4,875)
U.S. Long Bond (CBT), Call Strike $ 116.50, expires 09/26/08	(300)	(122,787)	(131,250)

Total Call Options Written		$(274,237)	$(137,750)

WRITTEN PUT OPTIONS
90 Day Euro Dollar Futures, Written Strike $96.75, expires 09/15/08	(130)	$(41,925)	$(21,125)
90 Day Euro Dollar Futures, Written Strike $97.25, expires 09/15/08	(130)	(25,675)	(82,875)
U.S. Long Bond (CBT), Written Strike $112, expires 09/26/08	(300)	(266,536)	(168,750)

Total Written Put Options		$(334,136)	$(272,750)

	Notional Amount (000’s)
WRITTEN SWAPTIONS
Option to enter into a 10-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 5.25% annually; Option Expiration Date of 05/24/10. Counterparty: Merrill Lynch & Co., Inc.	(20,000,000)	$(435,815)	$(1,030,148)

Total Written Swaptions		$(435,815)	$(1,030,148)

Contracts		Unrealized Appreciation/ Depreciation
FUTURES CONTRACTS: LONG POSITIONS
900	Euro Dollar Ninety Day, September 2008	$106,075
36	U.S. Treasury Five Year Note, September 2008	(2,880)

	Net unrealized appreciation	$103,195

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Contracts		Unrealized Depreciation
FUTURES CONTRACTS: SHORT POSITIONS
105	Euro Dollar Ninety Day, March 2009	$(367,375)
129	Euro Dollar Ninety Day, June 2009	(236,939)
130	Euro Dollar Ninety Day, September 2009	(174,050)
130	Euro Dollar Ninety Day, December 2009	(112,562)
31	Euro Dollar Ninety Day, March 2010	(31,885)
34	U.S. Treasury Thirty Year Note, September 2008	(15,933)

	Net unrealized depreciation	$(938,744)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.20% quarterly. Counterparty: CS First Boston	09/03/08	$17,610	$(21,178)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.42% quarterly. Counterparty: CS First Boston	06/11/09	8,010	20,185

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.75% quarterly. Counterparty: Morgan Stanley	06/17/09	8,010	67,838

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.23% semi-annually. Counterparty: Citigroup, Inc.	06/10/11	8,010	(7,495)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.21% semi-annually. Counterparty: Citigroup, Inc.	06/11/11	13,340	(18,567)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.48% quarterly. Counterparty: Morgan Stanley	06/13/11	6,400	22,834

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 8.35% semi-annually. Counterparty: Merrill Lynch & Co., Inc.	04/19/17	7,000	313,285

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 8.52% annually. Counterparty: Merrill Lynch & Co., Inc.	05/09/17	2,000	97,554

The Fund pays a fixed rate equal to 4.65% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.	05/18/17	16,000	807,645

The Fund pays a fixed rate equal to 4.52% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.	05/24/17	3,330	196,662

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 9.15% annually. Counterparty: Merrill Lynch & Co., Inc.	05/25/17	5,000	400,822

The Fund pays a fixed rate equal to 5.42% semi-annually and the Fund receives a floating rate based on 3-month USD LIBOR. Counterparty: CS First Boston	05/25/17	49,440	(3,052,271)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 9.28% annually. Counterparty: Lehman Brothers Holdings, Inc.	06/05/17	5,000	336,763

The Fund pays a fixed rate equal to 5.03% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Merrill Lynch & Co., Inc.	10/16/17	1,670	13,922

The Fund pays a fixed rate equal to 5.05% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.	10/16/17	1,660	38,527

The Fund pays a fixed rate equal to 5.00% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Merrill Lynch & Co., Inc.	10/18/17	1,670	17,317

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.96% semi-annually. Counterparty: CS First Boston	06/03/19	4,290	(15,423)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.06% semi-annually. Counterparty: Citigroup, Inc.	06/10/19	1,950	(20,957)

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE (continued)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.00% semi-annually. Counterparty: CS First Boston	06/11/19	$1,950	$(12,274)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.97% semi-annually. Counterparty: Citigroup, Inc.	06/11/19	3,250	(12,986)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.04% quarterly. Counterparty: Morgan Stanley	06/13/19	1,560	(13,848)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.20% quarterly. Counterparty: Morgan Stanley	06/17/19	1,950	(41,600)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.25% quarterly. Counterparty: Barclays Capital, Inc.	01/30/22	3,000	(25,905)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.75% quarterly. Counterparty: JPMorgan Chase & Co.	03/26/22	5,930	(354,127)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.16% quarterly. Counterparty: Lehman Brothers Holdings, Inc.	05/25/22	5,000	(48,770)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.88% quarterly. Counterparty: Lehman Brothers Holdings, Inc.	06/04/22	2,000	(100,585)

			$(1,412,632)

SWAPS: CREDIT DEFAULT (PURCHASED)
The Fund pays a fixed rate equal to 0.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series 8, due 06/20/12. Counterparty: CS First Boston	06/20/12	7,500	670,121

The Fund pays a fixed rate equal to 0.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series 8, due 06/20/12. Counterparty: Bank of America Corp.	06/20/12	1,000	89,344

The Fund pays a fixed rate equal to 2.50% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series 8, due 06/20/12. Counterparty: Lehman Brothers Holdings, Inc.	06/20/12	2,449	209,456

The Fund pays a fixed rate equal to 2.50% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series 8, due 06/20/12. Counterparty: Lehman Brothers Holdings, Inc.	06/20/12	8,816	754,042

The Fund pays a fixed rate equal to 2.50% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series 8, due 06/20/12. Counterparty: JPMorgan Chase & Co.	06/20/12	2,449	209,456

The Fund pays a fixed rate equal to 1.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series 7, due 06/20/12. Counterparty: JPMorgan Chase & Co.	06/20/12	2,000	71,106

The Fund pays a fixed rate equal to 1.80% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Monoline AAA, due 09/20/12. Counterparty: JPMorgan Chase & Co.	09/20/12	750	328,524

The Fund pays a fixed rate equal to 0.53% and the Fund will receive from the counterparty at par including interest accrued in the event of default of Home Depot, Inc. 3.75%, due 09/15/09. Counterparty: Morgan Stanley	09/20/12	2,500	62,819

The Fund pays a fixed rate equal to 0.76% and the Fund will receive from the counterparty at par including interest accrued in the event of default of Macy’s Retail Holdings, Inc. 6.63%, due 04/01/11. Counterparty: Citigroup, Inc.	09/20/12	2,500	138,662

The Fund pays a fixed rate equal to 1.48% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Macy’s Retail Holdings, Inc. 6.625%, due 04/01/11. Counterparty: Citigroup, Inc.	12/20/12	500	7,985

The Fund pays a fixed rate equal to 3.78% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: CS First Boston	12/20/12	400	(4,325)

The Fund pays a fixed rate equal to 3.88% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.	12/20/12	45	(648)

The Fund pays a fixed rate equal to 3.91% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.	12/20/12	100	(1,548)

The Fund pays a fixed rate equal to 3.87% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG	12/20/12	155	(2,177)

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (PURCHASED) (continued)
The Fund pays a fixed rate equal to 0.46% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc. 6.95%, due 03/15/28. Counterparty: Goldman Sachs Group, Inc.	12/20/12	$700	$16,500

The Fund pays a fixed rate equal to 0.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc. 6.95%, due 03/15/28. Counterparty: Morgan Stanley	12/20/12	1,050	20,523

The Fund pays a fixed rate equal to 0.58% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Nordstrom, Inc. 6.95%, due 03/15/28. Counterparty: UBS AG	12/20/12	700	13,119

The Fund pays a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc. 3.75%, due 09/15/09. Counterparty: Citigroup, Inc.	12/20/12	1,025	19,928

The Fund pays a fixed rate equal to 0.72% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Home Depot, Inc. 3.75%, due 09/15/09. Counterparty: Merrill Lynch & Co., Inc.	12/20/12	1,250	25,302

The Fund pays a fixed rate equal to 1.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX EM, 8.175%, due 12/20/12. Counterparty: Barclays Capital, Inc.	12/20/12	2,500	63,812

The Fund pays a fixed rate equal to 1.44% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Macy’s Retail Holdings, Inc. 6.625%, due 04/01/11. Counterparty: Morgan Stanley	12/20/12	750	13,150

The Fund pays a fixed rate equal to 1.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series EM 8.175%, due 12/20/12. Counterparty: Barclays Capital, Inc.	12/20/12	3,000	77,641

The Fund pays a fixed rate equal to 3.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Dow Jones CDX Series 9, due 12/20/12. Counterparty: Lehman Brothers Holdings, Inc.	12/20/12	3,960	346,941

The Fund pays a fixed rate equal to 3.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp. 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.	12/20/12	700	26,361

The Fund pays a fixed rate equal to 3.65% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp. 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.	12/20/12	475	16,427

The Fund pays a fixed rate equal to 0.41% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc. 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.	12/20/12	300	2,748

The Fund pays a fixed rate equal to 0.39% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc. 8.25%, due 06/01/10. Counterparty: CS First Boston	12/20/12	375	3,741

The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc. 8.25%, due 06/01/10. Counterparty: Goldman Sachs Group, Inc.	12/20/12	1,000	7,528

The Fund pays a fixed rate equal to 0.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lowe’s Cos., Inc. 8.25%, due 06/01/10. Counterparty: Citigroup, Inc.	12/20/12	750	5,646

The Fund pays a fixed rate equal to 1.68% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc. 6.125%, due 12/01/12. Counterparty: UBS AG	12/20/12	1,000	38,709

The Fund pays a fixed rate equal to 1.75% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Limited Brands, Inc. 6.125%, due 12/01/12. Counterparty: UBS AG	12/20/12	1,300	46,899

The Fund pays a fixed rate equal to 1.45% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Macy’s Retail Holdings, Inc. 6.625%, due 04/01/11. Counterparty: Morgan Stanley	12/20/12	1,100	37,311

The Fund pays a fixed rate equal to 1.24% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 7.88%, due 08/01/11. Counterparty: UBS AG	12/20/12	2,000	160,908

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.125%, due 02/01/16. Counterparty: Deutsche Bank AG	03/20/13	300	(8,137)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.125%, due 02/01/16. Counterparty: Morgan Stanley	03/20/13	300	(8,137)

The Fund pays a fixed rate equal to 2.55% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Goldman Sachs Group, Inc. 6.60%, due 01/15/12. Counterparty: CS First Boston	03/20/13	825	(41,103)

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (PURCHASED) (continued)
The Fund pays a fixed rate equal to 4.62% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG	03/20/13	$800	$(35,311)

The Fund pays a fixed rate equal to 0.50% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Southwest Airlines Co. 6.50%, due 03/01/12. Counterparty: UBS AG	03/20/14	3,000	212,224

The Fund pays a fixed rate equal to 0.68% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Gannett Co., Inc. 6.38%, due 04/01/12. Counterparty: CS First Boston	06/20/14	5,000	514,277

The Fund pays a fixed rate equal to 1.67% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the D.R. Horton, Inc. 5.38%, due 06/15/12. Counterparty: CS First Boston	06/20/14	4,000	419,670

The Fund pays a fixed rate equal to 0.80% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Goldman Sachs Group, Inc., 6.60%, due 01/15/12. Counterparty: UBS AG	09/20/14	5,000	141,068

The Fund pays a fixed rate equal to 0.43% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Goldman Sachs Group, Inc. 6.60%, due 01/15/12. Counterparty: CS First Boston	09/20/14	150	7,098

The Fund pays a fixed rate equal to 1.16% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lehman Brothers Holdings 6.625%, due 01/18/12. Counterparty: Barclays Capital, Inc.	12/20/14	2,425	168,996

The Fund pays a fixed rate equal to 2.49% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp. 6.88%, due 11/15/12. Counterparty: UBS AG	12/20/14	2,500	18,829

The Fund pays a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Gannett Co., Inc. 6.38%, due 04/01/12. Counterparty: Bear Stearns Cos., Inc.	12/20/14	2,500	258,439

The Fund pays a fixed rate equal to 2.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.125%, due 02/01/16. Counterparty: Citigroup, Inc.	03/20/15	600	(24,697)

The Fund pays a fixed rate equal to 4.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG	03/20/15	800	(33,751)

The Fund pays a fixed rate equal to 2.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the SABR 2005-EC1 B3, 7.22%, due 01/25/35. Counterparty: Bear Stearns Cos., Inc.[2]	01/25/35	223	181,212

The Fund pays a fixed rate equal to 0.09% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the ABX-HE-PENAAA 07-1, due 05/25/46. Counterparty: Citigroup, Inc.	08/25/37	4,200	1,635,112

			$6,881,800

SWAPS: CREDIT DEFAULT (WRITTEN)
The Fund receives a fixed rate equal to 1.60% and the Fund will pay to the counterparty at par including interest accrued in the event of default of Wachovia Corp. 3.625%, due 02/17/09. Counterparty: CS First Boston	03/20/09	1,200	(1,289)

The Fund receives a fixed rate equal to 1.75% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series 8, due 06/20/12. Counterparty: Lehman Brothers Holdings, Inc.	06/20/12	2,500	(214,232)

The Fund receives a fixed rate equal to 1.75% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series 8, due 06/20/12. Counterparty: Lehman Brothers Holdings, Inc.	06/20/12	9,000	(771,234)

The Fund receives a fixed rate equal to 1.75% and the Fund will pay to the counterparty at par including interest accrued in the event of default of any issue in the Dow Jones CDX Series 8, due 06/20/12. Counterparty: JPMorgan Chase & Co.	06/20/12	2,500	(214,232)

The Fund receives a fixed rate equal to 0.50% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the AMSI 2004-R7 A4, 5.84%, due 08/25/34. Counterparty: Deutsche Bank AG4	07/25/34	1,666	108,533

The Fund receives a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Citigroup, Inc.	08/25/37	505	(460,229)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston	08/25/37	5,890	(2,989,807)

The Fund receives a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Barclays Capital, Inc.	08/25/37	595	(542,251)

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (WRITTEN) (continued)
The Fund receives a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Citigroup, Inc.	08/25/37	$495	$(451,116)

The Fund receives a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Citigroup, Inc.	08/25/37	2,110	(1,922,902)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Lehman Brothers Holdings, Inc.	08/25/37	5,000	(2,538,037)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Lehman Brothers Holdings, Inc.	08/25/37	1,900	(964,454)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Lehman Brothers Holdings, Inc.	08/25/37	1,000	(507,613)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley	08/25/37	1,160	(588,926)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	3,070	(1,659,081)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	13,000	(7,025,426)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	2,300	(1,244,711)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Morgan Stanley	01/25/38	2,400	(1,297,002)

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Deutsche Bank AG	01/25/38	1,320	(1,234,268)

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Citigroup, Inc.	01/25/38	180	(168,309)

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	1,685	(1,569,158)

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	165	(153,656)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.	01/25/38	1,065	(945,318)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.	01/25/38	1,860	(1,650,979)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.	01/25/38	745	(661,279)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: JPMorgan Chase & Co.	01/25/38	495	(439,373)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: JPMorgan Chase & Co.	01/25/38	3,400	(3,017,918)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 08/25/37. Counterparty: Citigroup, Inc.	01/25/38	1,285	(1,140,595)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.	01/25/38	2,165	(1,921,703)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: JPMorgan Chase & Co.	01/25/38	130	(115,391)

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (WRITTEN) (continued)
The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Lehman Brothers Holdings, Inc.	05/25/46	$1,740	$(1,382,995)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Lehman Brothers Holdings, Inc.	05/25/46	870	(691,498)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Lehman Brothers Holdings, Inc.	05/25/46	12,500	(9,935,312)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: Lehman Brothers Holdings, Inc.	05/25/46	4,000	(3,179,300)

			$(51,491,061)

Notes:

[1]	Cost for financial reporting purposes is $431,489,727 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$8,044,314
Gross unrealized depreciation	(71,698,585)

Net unrealized (depreciation)	$(63,654,271)

[2]	Floating rate security. The rate disclosed is that in effect at June 30, 2008.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The market value of these securities at June 30, 2008 was $69,712,441 representing 23.39% of total net assets.

[4]	Illiquid security.
[5]	Security is currently in default with regards to scheduled interest or principal payments.
[6]	Expected maturity date.
[7]	Non-Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
07/03/07	Asurion Corp. Term Loan, 5.78%, 07/13/14	$991,384	$931,667	0.31%
12/19/06	Boston Generating LLC 1st Lien, 4.97%, 12/19/13	2,964,931	2,785,446	0.93%
05/09/08	Calpine CCFC I Term Loan, 8.80%, 08/26/09	502,937	502,500	0.17%
04/12/07	Carestream Health, Inc. Term Loan, 8.01%, 10/30/13	2,267,161	1,612,501	0.54%
05/24/07	Cebridge 2nd Lien (PIK), 8.86%, 05/05/14	2,473,942	2,128,354	0.71%
09/26/07	General Motors Corp. Strip II, 0.50%, 07/20/11	1,429,983	1,321,375	0.44%
04/16/08	Kelson 1st Lien, 6.06%, 03/16/13	2,427,325	2,427,605	0.82%
08/09/06	Murray Bank Loan 3rd Lien, 10.99%, 07/28/11	1,075,666	994,991	0.33%
08/21/06	Northwest Air Dip, 4.48%, 05/21/12	4,924,171	3,753,068	1.26%
05/14/07	Swift Transportation Co., Inc. Term Loan, 6.93%, 05/06/14	1,835,199	1,734,375	0.58%
04/18/05	Terwin Mortgage Trust 2005-P1 A, 0.00%	62,858	171	0.00%
12/21/06	TPF Generation Holdings LLC 2nd Lien, 7.05%, 12/15/14	1,000,000	909,167	0.31%
05/24/07	Tribune - Bridge Unsecured Delayed Drawing Term Loan, 7.48%, 12/31/08	1,523,810	979,048	0.33%
05/17/07	Tribune 1st Lien Term Loan B, 5.48%, 05/24/14	2,397,311	1,872,657	0.63%
02/01/07	United Air Lines, Inc., 4.78%, 02/01/14	1,218,943	916,239	0.31%

		$27,095,621	$22,869,164	7.67%

[8]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2008.
[9]	Non-income producing security.
[10]	Represents annualized yield at date of purchase.
[11]	Securities, or a portion thereof, pledged as collateral for futures, written options and reverse repurchase agreements.
†

Fair valued security. The aggregate value of fair valued securities is $91,118,736 which is 30.57% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(CBT): Chicago Board of Trade

(DIP): Defaulted interest payment

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium term note

(PIK): Paid in kind

(STEP): Step coupon bond

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 100.76%
ASSET-BACKED SECURITIES — 26.35%**
ACE Securities Corp. 2004-FM1 B1A
7.73%	09/25/33	[2]	$17,188	$2,542
ACE Securities Corp. 2006-SL1 A
2.64%	09/25/35	[2]	385,289	186,187
Bayview Financial Revolving Mortgage Loan Trust 2005-E A1
2.98%	12/28/40	2,3,†	2,400,000	1,992,132
Carrington Mortgage Loan Trust 2007-FRE1 A1
2.60%	02/25/37	[2]	511,415	494,783
Castle Trust 2003-1AW A1
3.22%	05/15/27	2,3,†	654,405	595,529
Citigroup Mortgage Loan Trust, Inc. 2006-WFH2 A2A
2.63%	08/25/36	[2]	2,483,000	2,098,912
Conseco Finance 2002-C BF2
8.00%	06/15/32	2,3,†	574,875	523,576
Contimortgage Home Equity Trust 1999-3 A6 (STEP)
8.18%	12/25/29		840,453	822,549
Countrywide Asset-Backed Certificates 2004-1 M2
3.03%	03/25/34	[2]	2,250,000	1,898,831
Countrywide Asset-Backed Certificates 2006-25 2A1
2.55%	06/25/37	[2]	1,490,890	1,465,877
Credit-Based Asset Servicing and Securitization LLC 2007-CB2 A2A (STEP)
5.89%	02/25/37		1,079,499	1,051,331
Embarcadero Aircraft Securitization Trust 2000-A A1
2.95%	08/15/25	2,3,†	804,708	675,959
First Franklin Mortgage Loan Asset Backed Certificates 2005-FF2 M1
2.88%	03/25/35	[2]	1,450,000	1,173,274
First Franklin Mortgage Loan Asset Backed Certificates 2007-FF2 A2A
2.53%	03/25/37	[2]	907,957	870,041
Genesis Funding Ltd. 2006-1A G1
2.72%	12/19/32	2,3,†	1,750,000	1,343,144
GMAC Mortgage Corp. Loan Trust 2000-HE2 A1
2.92%	06/25/30	[2]	545,733	369,773
GMAC Mortgage Corp. Loan Trust 2001-HLT2 AII (STEP)
6.05%	04/25/27		95,426	82,269
Green Tree Home Improvement Loan Trust 1995-C B2
7.60%	07/15/20		70,917	51,359
Green Tree Home Improvement Loan Trust 1995-F B2
7.10%	01/15/21		143,418	111,903
Green Tree Home Improvement Loan Trust 1996-B A
6.45%	10/15/15	†	3,671	3,668
Green Tree Recreational Equipment & Consumer Trust 1996-D Certificates
7.24%	12/15/22		81,861	67,124
GSAMP Trust 2004-FM1 M2
4.58%	11/25/33	[2]	658,892	538,015
GSAMP Trust 2006-HE8 A2A
2.55%	01/25/37	[2]	476,270	452,829
GSAMP Trust 2007-FM1 A2A
2.55%	12/25/36	[2]	1,154,449	1,119,144
GSAMP Trust 2007-HE2 A2A
2.51%	03/25/47	[2]	827,785	788,098
HFC Home Equity Loan Asset Backed Certificates 2007-1 M1
2.86%	03/20/36	[2]	1,100,000	822,910
HFC Home Equity Loan Asset Backed Certificates 2007-2 M1
2.79%	07/20/36	[2]	1,300,000	966,272
Home Equity Asset Trust 2005-6 1A2
2.76%	12/25/35	[2]	1,476,074	1,383,094
Home Equity Asset Trust 2007-3 2A2
2.66%	08/25/37	[2]	2,400,000	2,044,146
IndyMac Home Equity Loan Asset-Backed Trust 2002-A M1
3.61%	05/25/33	[2]	715,870	586,793
IndyMac Manufactured Housing Contract 1997-1 A3
6.61%	02/25/28		772,441	714,472
IndyMac Manufactured Housing Contract 1997-1 A4
6.75%	02/25/28		275,872	253,813
IndyMac Residential Asset Backed Trust 2006-A A2
2.63%	03/25/36	[2]	1,198,274	1,181,321
Inman Square Funding Ltd. 2005-2A I
3.18%	10/06/40	2,3,4,†	2,333,784	1,283,580
Mego Mortgage Home Loan Trust 1997-4 M1 (STEP)
8.00%	09/25/23		41,947	41,837
Merrill Lynch First Franklin Mortgage Loan Trust 2007-1 A2A
2.60%	04/25/37	[2]	1,290,281	1,254,907
Morgan Stanley ABS Capital I 2007-NC3 A2A
2.54%	05/25/37	[2]	1,752,007	1,697,805
Oakwood Mortgage Investors, Inc. 2002-B A1
2.70%	05/15/13	[2]	135,358	108,221
Option One Mortgage Loan Trust 2003-2 A2
3.08%	04/25/33	[2]	125,436	110,902
Renaissance Home Equity Loan Trust 2007-1 N
9.79%	04/25/37	3,4,†	334,341	73,555
Residential Funding Mortgage Securities II, Inc. 2006-HSA2 AI1
2.59%	03/25/36	[2]	452,202	410,112

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Resmae Mortgage Loan Trust 2006-1 A1B
2.75%	02/25/36	[2,3]	$386,360	$327,252
Securitized Asset Backed Receivables LLC Trust 2007-BR5 A2A
2.61%	05/25/37	[2]	2,069,963	1,908,895
SG Mortgage Securities Trust 2006-FRE1 A1B
2.75%	02/25/36	[2]	295,090	269,385
Structured Asset Receivables Trust 2003-1
4.43%	01/21/10	3,†	589,787	580,953
Structured Asset Receivables Trust 2003-2
4.33%	01/21/09	3,†	183,219	180,455
Structured Asset Receivables Trust 2005-1
4.43%	01/21/15	3,†	2,336,676	2,176,234
Terwin Mortgage Trust 2004-13AL 2PX (IO)
0.34%	08/25/34	3,4,†	14,718,511	173,816
Terwin Mortgage Trust 2005-7SL A1
2.75%	07/25/35	[2,3]	91,057	87,679
UCFC Home Equity Loan 1998-D MF1
6.91%	04/15/30		281,910	268,460

Total Asset-Backed Securities (Cost $ 42,553,663)				37,685,718

CORPORATES — 27.11%*
Banking — 2.48%
BAC Capital Trust XV
3.48%	06/01/56	[2]	275,000	214,433
Banponce Trust I A
8.33%	02/01/27		900,000	859,236
Chase Capital II B
3.37%	02/01/27	[2]	750,000	579,679
JPMorgan Chase Bank NA
7.59%	03/28/22	[2]	445,000	415,719
JPMorgan Chase Capital XIII M
3.75%	09/30/34	[2]	800,000	625,114
National Australia Bank Ltd. A
8.60%	05/19/10		800,000	856,482

				3,550,663

Electric — 4.89%
Appalachian Power Co.
6.60%	05/01/09		800,000	813,663
Entergy Gulf States, Inc.
3.43%	12/08/08	[2,3]	750,000	749,594
Florida Power Corp. A
3.08%	11/14/08	[2]	1,430,000	1,426,225
Midwest Generation LLC
8.30%	07/02/09		1,052,174	1,060,065
Mirant Mid Atlantic LLC A
8.63%	06/30/12		963,646	1,016,646
Power Contract Financing LLC
6.26%	02/01/10	[3]	399,627	404,417
Reliant Energy, Inc.
6.75%	12/15/14		700,000	717,500
TECO Energy, Inc.
4.87%	05/01/10	[2]	800,000	802,000

				6,990,110

Finance — 11.09%
Bear Stearns Cos., Inc. (The) (MTN)
2.73%	02/23/10	[2]	275,000	269,798
2.77%	08/21/09	[2]	800,000	789,721
Citigroup, Inc.
3.06%	11/05/14	[2]	1,569,000	1,445,561
4.39%	05/15/18	[2]	250,000	241,803
Countrywide Financial Corp. (MTN)
2.87%	01/05/09	[2]	600,000	585,455
3.02%	03/24/09	[2]	1,400,000	1,344,689
Credit Suisse Guernsey Ltd. 1
3.37%	05/29/49	[2]	1,000,000	744,480
Ford Motor Credit Co. LLC
4.28%	01/15/10	[2]	2,060,000	1,814,337
5.46%	01/13/12	[2]	766,000	544,870
GMAC LLC
4.88%	12/01/14	[2]	2,228,000	1,439,702
Lehman Brothers Holdings, Inc. (MTN)
2.82%	11/16/09	[2]	1,200,000	1,143,935
2.95%	07/18/11	[2]	620,000	567,264
MBNA Capital A
8.28%	12/01/26		800,000	832,430
MBNA Capital B
3.67%	02/01/27	[2]	761,000	608,993
Merrill Lynch & Co., Inc. (MTN)
4.50%	05/20/09	[2]	830,000	824,713
Merrill Lynch & Co., Inc. C (MTN)
3.03%	02/06/09	[2]	900,000	889,096
Toyota Motor Credit Corp. (MTN)
8.00%	10/24/13	[2]	1,458,000	1,383,059
Woodbourne Capital Trust I
3.55%	04/08/49	[2,3,4]	150,000	97,500
Woodbourne Capital Trust II
3.56%	04/08/49	[2,3,4]	150,000	97,500
Woodbourne Capital Trust III
3.56%	04/08/49	[2,3,4]	150,000	97,500
Woodbourne Capital Trust IV
3.56%	04/08/49	[2,3,4]	150,000	97,500

				15,859,906

Health Care — 0.86%
Cardinal Health, Inc.
3.05%	10/02/09	[2]	1,245,000	1,223,077

Real Estate Investment Trust (REIT) — 5.19%
BRE Properties, Inc.
5.75%	09/01/09		325,000	325,579
Developers Diversified Realty Corp.
3.88%	01/30/09		1,300,000	1,284,726

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
First Industrial LP
5.25%	06/15/09		$405,000	$402,011
HCP, Inc. (MTN)
3.23%	09/15/08	[2]	3,070,000	3,054,343
HRPT Properties Trust
3.38%	03/16/11	[2]	604,000	555,606
Mack-Cali Realty LP
7.25%	03/15/09		500,000	505,632
Simon Property Group LP
4.88%	08/15/10		1,000,000	976,627
7.13%	02/09/09		320,000	324,721

				7,429,245

Transportation — 2.60%
Air 2 US A
8.03%	10/01/19	[3,5]	224,009	198,248
Continental Airlines, Inc. 1997-1 A
7.46%	04/01/15	[5]	874,129	773,604
Continental Airlines, Inc. 1998-3
6.32%	11/01/08		454,000	451,162
Delta Air Lines, Inc. 2001-1 A1
6.62%	03/18/11	[5]	1,680,547	1,621,728
United Air Lines, Inc. 2000-2 A1
7.03%	10/01/10	[5]	342,620	340,479
United Air Lines, Inc. 2001-1
6.20%	09/01/08	[5]	340,218	339,368

				3,724,589

Total Corporates (Cost $40,542,563)				38,777,590

BANK LOANS — 4.81%*
Communications — 0.62%
Cebridge 2nd Lien
7.74%	05/05/14		1,000,000	888,750

Consumer Discretionary — 0.52%
Tribune 1st Lien Term Loan B
5.48%	05/24/14	[6]	990,000	748,688

Electric — 0.56%
Calpine CCFC I Term Loan
8.80%	08/26/09	[6]	800,000	804,000

Finance — 0.68%
Kelson 1st Lien
6.06%	03/16/13	[6]	1,000,000	971,042

Health Care — 1.27%
Community Health Systems, Inc. 1st Lien
4.86%	07/25/14	[6]	953,428	900,026
HCA Term Loan A
4.80%	11/18/12	[6]	968,347	908,477

				1,808,503

Transportation — 1.16%
Northwest Air Dip
4.48%	05/21/12	[6]	1,490,000	1,127,434
United Air Lines, Inc.
4.78%	02/01/14	[6]	712,222	535,354

				1,662,788

Total Bank Loans (Cost $7,781,805)				6,883,771

MORTGAGE-BACKED — 42.49%**
Commercial Mortgage-Backed — 8.13%
Bayview Commercial Asset Trust 2004-1 A
2.84%	04/25/34	2,3,†	1,563,820	1,376,179
Bayview Commercial Asset Trust 2004-2 A
2.91%	08/25/34	[2,3]	1,421,943	1,287,507
Bayview Commercial Asset Trust 2005-2A A1
2.79%	08/25/35	[2,3]	772,230	720,520
Bayview Commercial Asset Trust 2007-1 A1
2.70%	03/25/37	2,3,†	2,725,457	2,316,668
Bayview Commercial Asset Trust 2007-3 A1
2.72%	07/25/37	2,3,†	2,949,821	2,620,343
Bear Stearns Commercial Mortgage Securities, Inc. 2001-TOP2 A2
6.48%	02/15/35		1,190,000	1,221,717
CS First Boston Mortgage Securities Corp. 2000-C1 A2
7.55%	04/15/62		983,758	1,016,860
LB-UBS Commercial Mortgage Trust 2000-C4 A2
7.37%	08/15/26		1,036,046	1,075,355

				11,635,149

Non-Agency Mortgage-Backed — 21.85%
Alliance Bancorp Trust 2007-OA1 A1
2.72%	07/25/37	[2]	3,023,802	2,147,869
American Home Mortgage Assets 2006-2 2A1
2.67%	09/25/46	[2]	1,935,573	1,447,017
American Home Mortgage Assets 2007-4 A2
2.67%	08/25/37	2,†	1,880,000	1,598,032
Bear Stearns Mortgage Funding Trust 2006-AR3 2A1
2.68%	11/25/36	[2]	1,713,090	1,241,796
Bear Stearns Mortgage Funding Trust 2007-AR4 2A1
2.69%	06/25/37	[2]	1,756,740	1,223,667
Chase Mortgage Finance Corp. 2007-A2 2A3
4.24%	07/25/37	[2]	2,150,692	2,103,506
Chevy Chase Mortgage Funding Corp. 2004-1A A1
2.76%	01/25/35	[2,3]	814,648	722,428

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Chevy Chase Mortgage Funding Corp. 2005-2A A1
2.66%	05/25/36	[2,3]	$892,023	$714,549
Citigroup Mortgage Loan Trust, Inc. 2004-HYB1 A41
5.13%	02/25/34	[2]	686,546	642,597
Countrywide Alternative Loan Trust 2005-144X (IO)
3.73%	05/25/35	4,7,†	1,701,616	26,963
Countrywide Alternative Loan Trust 2005-272A1
4.88%	08/25/35	[2]	1,106,081	752,135
Countrywide Alternative Loan Trust 2005-591A1
2.81%	11/20/35	[2]	1,245,450	913,524
Countrywide Alternative Loan Trust 2005-612A1
2.76%	12/25/35	[2]	586,065	438,754
Countrywide Alternative Loan Trust 2005-72A1
2.75%	01/25/36	[2]	965,225	753,968
Countrywide Alternative Loan Trust 2006-OA12 A2
2.69%	09/20/46	2,†	2,238,531	1,511,068
Countrywide Alternative Loan Trust 2006-OA2 X1P (IO)
3.58%	05/20/46	[4]	5,970,128	210,820
Downey Savings & Loan Association Mortgage Loan Trust 2006-AR1 2A1A
4.47%	04/19/47	[2]	2,402,020	1,726,966
Harborview Mortgage Loan Trust 2005-1 X (IO)
2.80%	03/19/35	[4,7]	2,271,106	24,485
IndyMac Index Mortgage Loan Trust 2004-AR12 A1
2.87%	12/25/34	[2]	270,837	223,668
IndyMac Index Mortgage Loan Trust 2004-AR12 AX2 (IO)
3.61%	12/25/34	[4,7]	951,910	10,709
IndyMac Index Mortgage Loan Trust 2004-AR7 A2
2.91%	09/25/34	[2]	196,536	174,328
Lehman XS Trust 2007-12N 1A3A
2.68%	07/25/47	[2]	4,000,000	2,357,733
MASTR Seasoned Securities Trust 2004-14A1
6.79%	10/25/32	[2]	277,195	266,166
MASTR Seasoned Securities Trust 2005-14A1
5.86%	10/25/32	[2]	656,097	597,807
Residential Accredit Loans, Inc. 2002-QS17NB1
6.00%	11/25/32		56,913	56,929
Residential Accredit Loans, Inc. 2005-QO3A1
2.88%	10/25/45	[2]	2,415,903	1,879,876
Residential Asset Mortgage Products, Inc. 2003-SL1 A11
7.13%	03/25/16		287,191	291,758
Structured Asset Mortgage Investments, Inc. 2005-AR7 1A1
6.14%	12/27/35	[2]	2,138,755	1,842,242
Structured Asset Mortgage Investments, Inc. 2006-AR8 A1A
2.68%	10/25/36	[2]	2,261,080	1,614,112
Structured Asset Securities Corp. 2002-5A6A
6.28%	04/25/32	[2]	25,167	24,684
Summit Mortgage Trust 2000-1 B5
6.69%	12/28/12	[2,3]	101	103
Terwin Mortgage Trust NIM 2007-2 N1
7.50%	04/25/38	3,†	1,481,970	66,704
Washington Mutual Alternative Mortgage Pass-Through Certificates 2007-OA3 4A1
4.30%	04/25/47	[2]	1,794,579	1,305,045
Washington Mutual Mortgage Pass-Through Certificates 2002-AR18 A
6.54%	01/25/33	[2]	94,174	91,057
Washington Mutual Mortgage Pass-Through Certificates 2006-AR4 1A1A
4.47%	05/25/46	2,†	2,006,268	1,895,923
Washington Mutual MSC Mortgage Pass-Through Certificates 2003-MS9 1A
7.00%	04/25/33		338,909	346,884

				31,245,872

U.S. Agency Mortgage-Backed — 12.51%
Fannie Mae 1997-91 SL (IO)
7.50%	11/25/23	[2]	391,470	65,653
Fannie Mae 2003-37 IG (IO)
5.50%	05/25/32		579,981	79,929
Fannie Mae 2003-62 IG (IO)
5.00%	10/25/31		1,000,000	263,512
Fannie Mae 2003-91 IQ (IO)
5.50%	06/25/26		306,911	9,299
Fannie Mae 2007-83 PA
6.00%	03/25/29		1,850,899	1,881,438
Fannie Mae FNCI (TBA)
5.00%	07/25/23		2,480,000	2,452,294
5.50%	07/25/23		3,400,000	3,422,845
Fannie Mae FNCL (TBA)
6.50%	07/25/38		4,380,000	4,505,241
Fannie Mae G-36 ZB
7.00%	11/25/21		4,193	4,470
Fannie Mae Pool 646884
5.49%	05/01/32	[2]	323,194	325,311
Fannie Mae Pool 887714
6.06%	08/01/36	[2]	2,008,046	2,051,049
Freddie Mac 2 L
8.00%	11/25/22		35,740	38,806

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac 2080 PJ
6.50%	08/15/28		$543,455	$570,853
Freddie Mac 2535 LI (IO)
5.50%	08/15/26		13,913	58
Freddie Mac Non Gold Pool 1L0113
6.83%	05/01/35	[2]	572,523	591,234
Freddie Mac Non Gold Pool 788498
6.44%	02/01/30	[2]	527,515	531,894
Freddie Mac Non Gold Pool 847288
4.21%	05/01/34	[2]	747,741	758,050
Ginnie Mae 2004-34 IA (IO)
5.50%	12/20/31		164,749	1,540
Ginnie Mae II Pool 80968
5.63%	07/20/34	[2]	330,489	333,858

				17,887,334

Total Mortgage-Backed (Cost $68,378,185)				60,768,355

Total Bonds – 100.76% (Cost $159,256,216)				144,115,434

			Shares/ Principal Amount
SHORT TERM INVESTMENTS — 20.77%
Commercial Paper — 1.68%
BNP Paribas Finance, Inc.
2.38%	07/02/08		$780,000	779,948
Rabobank USA Finance Corp.
2.34%	07/14/08		1,620,000	1,618,637

				2,398,585

Money Market Fund — 3.48%
Bank of New York Cash Reserves			96,746	96,746
Goldman Sachs Group, Inc. (The), 2.35%			4,883,000	4,883,000

				4,979,746

U.S. Agency Discount Notes — 15.61%
Fannie Mae
2.11%[8]	07/21/08	[9]	3,101,000	3,097,362
2.18%[8]	07/30/08		1,955,000	1,951,583
Federal Home Loan Bank
2.08%[8]	07/21/08		358,000	357,588
Freddie Mac
2.06%[8]	07/21/08		16,943,000	16,923,721

				22,330,254

Total Short Term Investments (Cost $29,708,604)				29,708,585

				Value
Total Investments – 121.53% (Cost $188,964,820)[1]				$173,824,019

Liabilities in Excess of Other Assets – (21.53)%				(30,790,810)

Net Assets – 100.00%				$143,033,209

Contracts		Unrealized Depreciation
FUTURES CONTRACTS: LONG POSITIONS
3	S&P 500 Index E-Mini, September 2008	$(338)
325	S&P 500 Index, September 2008	(9,072,717)

	Net unrealized depreciation	$(9,073,055)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: TOTAL RETURN
The Fund pays a floating rate based on 1-month USD LIBOR minus 4 basis points and the Fund receives from the counterparty the price return on the Standard & Poor’s 500 Total Return Index. Counterparty: CS First Boston	10/03/08	$21,656	$(1,825,778)

The Fund pays a floating rate based on 1-month USD LIBOR minus 4 basis points and the Fund receives from the counterparty the price return on the Standard & Poor’s 500 Total Return Index. Counterparty: JPMorgan Chase & Co.	10/03/08	21,656	(1,825,779)

			$(3,651,557)

SWAPS: INTEREST RATE
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.20% quarterly. Counterparty: CS First Boston	09/03/08	9,480	(11,401)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.42% quarterly. Counterparty: CS First Boston	06/11/09	4,310	10,861

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.75% quarterly. Counterparty: Morgan Stanley	06/17/09	4,310	36,502

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.23% semi-annually. Counterparty: Citigroup, Inc.	06/10/11	4,310	(4,033)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.21% semi-annually. Counterparty: Citigroup, Inc.	06/11/11	7,180	(9,993)

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: INTEREST RATE (continued)
The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.48% quarterly. Counterparty: Morgan Stanley	06/13/11	$3,450	$12,309

The Fund pays a fixed rate equal to 4.65% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.	05/18/17	2,000	100,956

The Fund pays a fixed rate equal to 4.52% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.	05/24/17	1,130	66,735

The Fund pays a fixed rate equal to 5.03% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Merrill Lynch & Co., Inc.	10/16/17	310	2,584

The Fund pays a fixed rate equal to 5.05% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Lehman Brothers Holdings, Inc.	10/16/17	310	7,195

The Fund pays a fixed rate equal to 5.00% semi-annually and the Fund receives from the counterparty semi-annually a floating rate equal to the premium on an at-the-money 5-year forward on a 5-year European Swaption Straddle. Counterparty: Merrill Lynch & Co., Inc.	10/18/17	310	3,215

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.96% semi-annually. Counterparty: CS First Boston	06/03/19	2,310	(8,305)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.06% semi-annually. Counterparty: Citigroup, Inc.	06/10/19	1,050	(11,284)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.00% semi-annually. Counterparty: CS First Boston	06/11/19	1,050	(6,609)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 4.97% semi-annually. Counterparty: Citigroup, Inc.	06/11/19	1,750	(6,993)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.04% quarterly. Counterparty: Morgan Stanley	06/13/19	840	(7,456)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 5.20% quarterly. Counterparty: Morgan Stanley	06/17/19	1,050	(22,400)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.25% quarterly. Counterparty: Barclays Capital, Inc.	01/30/22	900	(7,772)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.16% quarterly. Counterparty: Lehman Brothers Holdings, Inc.	05/25/22	2,000	(19,508)

The Fund pays a floating rate based on 3-month USD LIBOR and the Fund receives from the counterparty a fixed rate equal to 7.88% quarterly. Counterparty: Lehman Brothers Holdings, Inc.	06/04/22	690	(34,702)

			$89,901

SWAPS: CREDIT DEFAULT (PURCHASED)
The Fund pays a fixed rate equal to 1.80% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Monoline AAA, due 09/20/12. Counterparty: JPMorgan Chase & Co.	09/20/12	200	87,606

The Fund pays a fixed rate equal to 3.56% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp. 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.	12/20/12	300	11,297

The Fund pays a fixed rate equal to 3.65% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Centex Corp. 5.25%, due 06/15/15. Counterparty: Merrill Lynch & Co., Inc.	12/20/12	200	6,916
The Fund pays a fixed rate equal to 0.95% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the AMBAC Monoline AAA, due 12/20/12. Counterparty: JPMorgan Chase & Co.	12/20/12	875	401,623

The Fund pays a fixed rate equal to 0.74% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Goldman Sachs Group, Inc. 6.60%, due 01/15/12. Counterparty: JPMorgan Chase & Co.	12/20/12	550	13,117

The Fund pays a fixed rate equal to 0.91% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Morgan Stanley 6.60%, due 04/01/12. Counterparty: JPMorgan Chase & Co.	12/20/12	550	26,252

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (PURCHASED) (continued)
The Fund pays a fixed rate equal to 3.78% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: CS First Boston	12/20/12	$325	$(3,514)

The Fund pays a fixed rate equal to 3.88% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.	12/20/12	100	(1,441)

The Fund pays a fixed rate equal to 3.91% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Citigroup, Inc.	12/20/12	240	(3,716)

The Fund pays a fixed rate equal to 3.87% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG	12/20/12	390	(5,478)

The Fund pays a fixed rate equal to 2.83% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp. 6.875%, due 11/15/12. Counterparty: Citigroup, Inc.	12/20/12	220	594

The Fund pays a fixed rate equal to 2.78% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp. 6.875%, due 11/15/12. Counterparty: Merrill Lynch & Co., Inc.	12/20/12	500	2,289

The Fund pays a fixed rate equal to 2.83% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Toll Brothers Finance Corp. 6.875%, due 11/15/12. Counterparty: Merrill Lynch & Co., Inc.	12/20/12	310	837

The Fund pays a fixed rate equal to 4.62% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG	03/20/13	80	(3,531)

The Fund pays a fixed rate equal to 2.55% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Goldman Sachs Group, Inc. 6.60%, due 01/15/12. Counterparty: CS First Boston	03/20/13	425	(21,174)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.125%, due 02/01/16. Counterparty: Deutsche Bank AG	03/20/13	75	(2,034)

The Fund pays a fixed rate equal to 2.25% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.125%, due 02/01/16. Counterparty: Morgan Stanley	03/20/13	75	(2,034)

The Fund pays a fixed rate equal to 1.85% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.125%, due 02/01/16. Counterparty: Goldman Sachs Group, Inc.	06/20/13	100	(1,005)

The Fund pays a fixed rate equal to 0.50% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Southwest Airlines Co. 6.50%, due 03/01/12. Counterparty: UBS AG	03/20/14	450	31,834

The Fund pays a fixed rate equal to 0.64% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Gannett Co., Inc. 6.38%, due 04/01/12. Counterparty: Lehman Brothers Holdings, Inc.	06/20/14	750	78,393

The Fund pays a fixed rate equal to 1.16% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Lehman Brothers Holdings 6.625%, due 01/18/12. Counterparty: Barclays Capital, Inc.	12/20/14	525	36,587

The Fund pays a fixed rate equal to 2.40% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Darden Restaurants, Inc. 7.125%, due 02/01/16. Counterparty: Citigroup, Inc.	03/20/15	150	(6,174)

The Fund pays a fixed rate equal to 4.00% and the Fund will receive from the counterparty at par including interest accrued in the event of default of the Pulte Homes, Inc. 5.25%, due 01/15/14. Counterparty: Deutsche Bank AG	03/20/15	80	(3,375)

			$643,869

SWAPS: CREDIT DEFAULT (WRITTEN)
The Fund receives a fixed rate equal to 1.60% and the Fund will pay to the counterparty at par including interest accrued in the event of default of Wachovia Corp. 3.625%, due 02/17/09. Counterparty: CS First Boston	03/20/09	550	(591)

The Fund receives a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Citigroup, Inc.	08/25/37	225	(205,053)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AAA 07-1, due 08/25/37. Counterparty: CS First Boston	08/25/37	1,245	(631,971)

The Fund receives a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Barclays Capital, Inc.	08/25/37	250	(227,836)

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (WRITTEN) (continued)
The Fund receives a fixed rate equal to 0.15% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-1, due 08/25/37. Counterparty: Citigroup, Inc.	08/25/37	$225	$(205,053)

The Fund receives a fixed rate equal to 0.09% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-1, due 08/25/37. Counterparty: Morgan Stanley	08/25/37	380	(192,924)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	1,500	(810,626)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	150	(81,177)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Morgan Stanley	01/25/38	500	(270,209)

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Deutsche Bank AG	01/25/38	150	(140,258)

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Citigroup, Inc.	01/25/38	55	(51,428)

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	380	(353,875)

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	120	(111,750)

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	90	(84,155)

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	485	(453,500)

The Fund receives a fixed rate equal to 5.00% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-BBB 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	220	(205,711)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.	01/25/38	230	(204,153)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	155	(137,581)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.	01/25/38	420	(372,802)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.	01/25/38	335	(297,354)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.	01/25/38	965	(856,556)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: JPMorgan Chase & Co.	01/25/38	225	(199,715)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: JPMorgan Chase & Co.	01/25/38	785	(696,784)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	155	(137,581)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	155	(137,581)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	155	(137,581)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.	01/25/38	770	(683,470)

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2008 (Unaudited)

Issues	Expiration Date	Notional Amount (000’s)	Value
SWAPS: CREDIT DEFAULT (WRITTEN) (continued)
The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 08/25/37. Counterparty: Citigroup, Inc.	01/25/38	$290	$(257,411)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.	01/25/38	290	(257,411)

The Fund receives a fixed rate equal to 0.76% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AAA 07-2, due 01/25/38. Counterparty: Lehman Brothers Holdings, Inc.	01/25/38	500	(270,231)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: Citigroup, Inc.	01/25/38	225	(199,715)

The Fund receives a fixed rate equal to 1.92% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 07-2, due 01/25/38. Counterparty: JPMorgan Chase & Co.	01/25/38	450	(399,430)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Lehman Brothers Holdings, Inc.	05/25/46	865	(687,524)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of the ABX-HE-AA 06-2, due 05/25/46. Counterparty: Lehman Brothers Holdings, Inc.	05/25/46	435	(345,749)

The Fund receives a fixed rate equal to 0.17% and the Fund will pay to the counterparty at par including interest accrued in the event of default of ABX-HE-AA 06-2, due 05/25/46. Counterparty: Lehman Brothers Holdings, Inc.	05/25/46	300	(238,448)

			$(10,543,194)

Notes:

[1]	Cost for financial reporting purposes is $188,964,820 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$1,241,101
Gross unrealized depreciation	(16,381,902)

Net unrealized (depreciation)	$(15,140,801)

[2]	Floating rate security. The rate disclosed is that in effect at June 30, 2008.
[3]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at June 30, 2008 was $21,581,124 representing 15.09% of total net assets.

[4]	Illiquid security.
[5]	Expected maturity date.
[6]	Non- Rule 144A securities determined to be restricted private placements under procedures approved by the Fund’s Board of Trustees. Information related to these securities is as follows:

Date of Purchase	Security	Amortized Cost	Value	% of TNA
05/02/08	Calpine CCFC I Term Loan, 8.80%, 08/26/09	$807,091	$804,000	0.56%
06/28/07	Community Health Systems, Inc. 1st Lien, 4.86%, 07/25/14	953,428	900,026	0.63%
10/22/07	HCA Term Loan A, 4.80%, 11/18/12	941,599	908,477	0.64%
03/07/07	Kelson 1st Lien, 6.06%, 03/16/13	1,000,000	971,042	0.68%
08/21/06	Northwest Air Dip, 4.48%, 05/21/12	1,383,750	1,127,434	0.79%
05/17/07	Tribune 1st Lien Term Loan B, 5.48%, 05/24/14	983,716	748,688	0.52%
02/01/07	United Air Lines, Inc., 4.78%, 02/01/14	712,222	535,354	0.37%

		$6,781,806	$5,995,021	4.19%

[7]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2008.
[8]	Represents annualized yield at date of purchase.
[9]	Securities, or a portion thereof, pledged as collateral for futures, written options and reverse repurchase agreements.
†

Fair valued security. The aggregate value of fair valued securities is $21,014,481 which is 14.69% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees.

*	Securities with a call or reset feature will have an effective maturity date less than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date less than the stated maturity date.

(DIP): Defaulted interest payment

(IO): Interest only

(MTN): Medium term note

(STEP): Step coupon bond

Notes to Schedules of Portfolio Investments

June 30, 2008 (Unaudited)

Security Valuation:

The Funds value securities pursuant to policies and procedures approved by the Board of Trustees. Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors. The Funds receive pricing information from independent pricing vendors (approved by the Board of Trustees) which use information provided by market makers or estimates of values obtained from yield data relating to investments of securities with similar characteristics. As appropriate, quotations for high yield bonds may also take additional factors into consideration such as the activity of the underlying equity or sector movements. However, securities with a demand feature exercisable within one to seven days are valued at par. The Funds also use a benchmark pricing system to the extent vendor prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available. For a security priced using the benchmark pricing system, the Adviser, initially selects a proxy comprised of a relevant security (i.e. U.S. Treasury Note) or benchmark (i.e. LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. Once each month the Adviser obtains from one or more dealers an independent review of prices produced by the benchmark system. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board of Trustees. Debt securities, which mature in less than 60 days, are valued at amortized cost if their original maturity was 60 days or less. If their original term to maturity exceeded 60 days, they are valued by amortizing the value as of the 61st day prior to maturity (unless the Board of Trustees determines that this method does not represent fair value). S&P 500 futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board of Trustees. The fair valued securities at June 30, 2008 are referenced on each Fund’s schedule of portfolio investments by a footnote.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”):

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds adopted FAS 157 as of April 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs that are not corroborated by observable market data

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedules of Portfolio Investments (continued)

The summary of inputs used to value the Fund’s net assets as of June 30, 2008 is as follows:

	Fair Value Measurements
		Level 1	Level 2	Level 3
Portfolio	Total Market Value at June 30, 2008	Quoted Price	Significant Observable Inputs	Significant Unobservable Inputs
Ultra Short Bond Fund
Investments in Securities	$188,935,280	$—	$186,792,129	$2,143,151
Other Financial Instruments*	(10,034,200)	68,751	(10,102,951)	—

Total	$178,901,080	$68,751	$176,689,178	$2,143,151

Low Duration Bond Fund
Investments in Securities	$1,928,075,793	$—	$1,923,055,689	$5,020,104
Other Financial Instruments*	(107,180,964)	(4,719)	(107,176,245)	—

Total	$1,820,894,829	$(4,719)	$1,815,879,444	$5,020,104

Intermediate Bond Fund
Investments in Securities	$172,182,452	$—	$172,148,702	$33,750
Other Financial Instruments*	(7,309,477)	(5,466)	(7,304,011)	—

Total	$164,872,975	$(5,466)	$164,844,691	$33,750

Total Return Bond Fund
Investments in Securities	$6,570,585,002	$—	$6,567,674,306	$2,910,696
Other Financial Instruments*	(289,989,933)	1,021,541	(291,011,474)	—

Total	$6,280,595,069	$1,021,541	$6,276,662,832	$2,910,696

High Yield Bond Fund
Investments in Securities	$117,121,509	$211,563	$116,831,799	$78,147
Other Financial Instruments*	(3,576,619)	(26,157)	(3,550,462)	—

Total	$113,544,890	$185,406	$113,281,337	$78,147

Strategic Income Fund
Investments in Securities	$367,835,456	$818,758	$348,404,235	$18,612,463
Other Financial Instruments*	(60,268,562)	(1,246,049)	(59,022,513)	—

Total	$307,566,894	$(427,291)	289,381,722	18,612,463

AlphaTrak 500 Fund
Investments in Securities	$173,824,019	$—	$172,366,520	$1,457,499
Other Financial Instruments*	(22,534,036)	(9,073,055)	(13,460,981)	—

Total	$151,289,983	$(9,073,055)	$158,905,539	$1,457,499

*	Other financial instruments include (but may not be limited to) swap contracts, futures, written options and short sales.

Notes to Schedules of Portfolio Investments (continued)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Ultra Short Bond Fund	Low Duration Bond Fund	Intermediate Bond Fund	Total Return Bond Fund
Balance as of March 31, 2008	$2,503,659	$6,012,035	$46,125	$3,287,407
Accrued discounts/premiums	204	3,259	—	4,383
Realized gain (loss)	343	3,943	—	8,574
Change in unrealized appreciation (depreciation)	(292,749)	(697,941)	(12,375)	(88,898)
Net purchases (sales)	(68,306)	(301,192)	—	(300,770)

Balance as of June 30, 2008	$2,143,151	$5,020,104	$33,750	$2,910,696

		High Yield Bond Fund	Strategic Income Fund	AlphaTrak 500 Fund

Balance as of March 31, 2008		$90,265	$22,307,051	$1,654,690
Accrued discounts/premiums		—	35,942	59
Realized gain (loss)		—	28,820	204
Change in unrealized appreciation (depreciation)		34,048	(2,385,683)	(135,660)
Net purchases (sales)		(46,166)	(1,373,667)	(61,794)

Balance as of June 30, 2008		$78,147	$18,612,463	$1,457,499

Federal Income Taxation:

It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no Federal income tax provision is required.

Dividends and other distributions to shareholders are recorded on the ex-dividend date. Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2008.

Capital Loss Carryforwards:

At March 31, 2008, the following Funds had available for Federal income tax purposes unused capital losses as follows:

Fund	Expiring in 2014	Expiring in 2015	Expiring in 2016
Ultra Short Bond Fund	—	$171,312	$1,489,244
Low Duration Bond Fund	$5,831,064	—	—
High Yield Bond Fund	112,035	—	161,051
Strategic Income Fund	61,791	1,235,093	9,036,932

For additional information regarding the accounting policies of the Metropolitan West Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Metropolitan West Funds

By (Signature and Title)*	/s/ Scott B. Dubchansky
Scott B. Dubchansky, Chairman and President (principal executive officer)

Date August 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott B. Dubchansky
Scott B. Dubchansky, Chairman and President (principal executive officer)

Date August 26, 2008

By (Signature and Title)*	/s/ Joseph D. Hattesohl
Joseph D. Hattesohl, Treasurer (principal financial officer)

Date August 26, 2008

*	Print the name and title of each signing officer under his or her signature.